[LOGO OF NUVEEN]

Municipal
Bond Funds

January 31, 1997

---------------------
    Annual Report
---------------------

Dependable, tax-free income
to help you keep more of
what you earn.

                                          [PHOTO OF COUPLE GOLFING APPEARS HERE]

Arizona
Florida
Maryland
Michigan
Pennsylvania
Virginia

(Of Nuveen Multistate Tax-Free Trust)

Contents

 2  Dear Shareholder

 4  Answering Your Questions

 6  Arizona Overview

 7  Florida Overview

 8  Maryland Overview

 9  Michigan Overview

10  Pennsylvania Overview

11  Virginia Overview

13  Financial Section

75  Shareholder Meeting Reports

82  Shareholder Information

83  Fund Information

Dear Shareholder

It is a pleasure to report to you on the performance of your funds and to welcome new investors to the Nuveen family of investments. Each of the funds in this report continued to achieve its goal of delivering attractive tax-free income from portfolios of quality municipal bonds. As of January 31, 1997, investors in these funds' A Shares were receiving current yields on offering price ranging from 4.19% to 4.49%, equating to taxable yields of 6.55% to 7.02% for investors in the 36% federal tax bracket. The addition of state taxes to this equation further enhances the amount of income protection you receive from Nuveen investments.

Since our last report, Nuveen has undertaken a number of key strategic steps geared to enhancing fund investment results and our service to you. We also have broadened our family of municipal bond funds to better meet your needs for attractive current income free from federal, and in some cases, state taxes. One of these key strategic steps was acquiring Flagship Resources Inc., a respected manager of municipal bond mutual funds based in Dayton, Ohio. This added 19 municipal mutual funds to the Nuveen family, giving investors an expanded array of investment solutions for their personal portfolios. As we increased our product offerings, we also broadened the pricing options you have to purchase shares. We believe that all of this offers you even greater access to the municipal market plus additional expertise, resources, and services to serve you better.


[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]

TIMOTHY R. SCHWERTFEGER

In January, several of the funds in this report were combined with their Flagship counterparts to reduce operating expenses and to benefit shareholders. In fact, this annual report represents a final report for the previous Nuveen Tax-Free Value Funds for Arizona, Florida, Michigan, Pennsylvania, and Virginia. Shareholders of these newly-combined funds have now become shareholders of the former Flagship fund counterparts for financial reporting purposes, which have fiscal year ends of May 31. The Nuveen Maryland Municipal Bond Fund did not merge with a Flagship fund, but will also change to a May 31 year end.

Nuveen also has created new equity-based investments to help investors keep more of what they have earned. In November we launched the Nuveen Growth and Income Stock Fund, a fund that seeks to provide prudent investors superior equity market performance with equal or less risk than the overall stock market. This month we introduced two new balanced mutual funds, each designed to give investors the combination of performance potential and income protection that comes from a carefully assembled balance of stocks and bonds.

We at Nuveen pride ourselves on providing attractive tax-free income with modest risk to more than 1.3 million shareholders. In conversations with investors, many of you have told me how important tax-free income is to maintaining a lifestyle that you have worked so hard to build. I appreciate the trust you have placed in us.

Sincerely,

/s/Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

March 17, 1997

"Nuveen will continue to create new investments to help investors keep more of what they have earned."

Answering Your Questions

Tom Spalding, head of Nuveen's portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.


What key economic factors affected these funds during the past year?

In 1996, the bond market -- despite some fluctuations -- was relatively stable compared with recent years. Following a strong start to the year, a succession of mixed reports affecting interest rate and inflation forecasts caused investors to view the markets with alternating enthusiasm and uncertainty. In the third quarter of 1996, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period.

Throughout the year, euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into equity-based mutual funds, bypassing the bond market. Some investors, concerned about a possible correction in the stock market, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with short-term vehicles until a clearer picture of market trends emerged. These events affected demand for bond issues of all types in 1996.

What impact did interest rates have on performance?

Even with relative stability in 1996, interest rates continued to play a role in bond market performance. The Federal Reserve altered interest rates only once in 1996, with a 0.25% increase in January, but anticipation of further moves kept the markets restless the remainder of the year. This concern about potential changes in monetary policy continues into 1997, contributing to higher long-term interest rates.


[PHOTO OF TOM SPALDING APPEARS HERE]

TOM SPALDING

How has the municipal market performed during the past year?

The municipal market has not been as volatile as the Treasury market. The easing of the flat tax concerns in 1996 benefited municipals at a time when bond prices were otherwise suffering generally. Property and casualty companies were large buyers of municipals after Steven Forbes' withdrawal from the presidential primary race last year. Retail buyers came back into the municipal bond market in the fourth quarter, and institutional investors continue to be strong buyers. All of this helps to support municipal bond prices.

What is your approach to managing the funds?

We seek income consistent with preservation of capital. To accomplish this, we follow a value investing strategy that depends on obtaining detailed insights into the outlook for individual issuers and the characteristics of specific bonds -- assessments that are not yet recognized by the market as a whole. We target bonds that may be upgraded, a strategy that results in a higher level of quality and safety in the portfolios, as well as potential appreciation in asset value.

What is your outlook for the bond market in the next year?

A look at the current economy shows a positive tone, reflecting a combination of factors that historically bode well for the bond market, especially for long-term issues. Yields remain attractive, as inflation maintains the same modest pace that it has demonstrated over the past six years, giving every indication of being well under control. At the same time, economic expansion continues to be slow and steady, as evidenced by a lack of price pressure at the consumer and producer levels, strong consumer confidence, low unemployment figures, and a stable money supply.


"A look at the current economy shows a positive tone, reflecting a combination of factors that historically bode well for the bond market, especially for long-term issues."

Nuveen Arizona Tax-Free Value Fund
January 31, 1997 Annual Report

Arizona Overview
A Shares


Highlights
----------------------------------
Net Assets              $5,367,690
 ..................................
Net Asset Value             $10.53
 ..................................
Average Maturity             18.62
----------------------------------


Total Return at NAV
----------------------------------
1-Year                       2.94%
 ..................................
Since Inception              7.31%
----------------------------------


Tax-Free Yields at Offer Price
----------------------------------
SEC Yield                    4.33%
 ..................................
Distribution Yield           4.59%
----------------------------------

* The Index Comparison shows change in value of a $10,000 investment in the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A Shares at the time (4.50%) and all ongoing fund expenses.

  During the fiscal year, the fund's average annual total return on NAV for R Shares was 3.13%, and since their inception in February 1992 was 7.38%. For more information on share class total returns, turn to the Financial Highlights beginning on page 61.

[PIE CHART APPEARS HERE]                         [PIE CHART APPEARS HERE]

[GRAPH APPEARS HERE]

[BAR CHART APPEARS HERE]


Fund Fact:

Where to find your fund on the NASDAQ: FAZTX

Nuveen Florida Tax-Free Value Fund
January 31, 1997 Annual Report

Florida Overview
A Shares


Highlights
----------------------------------
Net Assets             $11,119,107
 ..................................
Net Asset Value             $10.33
 ..................................
Average Maturity             22.24
----------------------------------


Total Return at NAV
----------------------------------
1-Year                       2.60%
 ..................................
Since Inception              6.93%
----------------------------------


Tax-Free Yields at Offer Price
----------------------------------
SEC Yield                    4.26%
 ..................................
Distribution Yield           4.57%
----------------------------------

* The Index Comparison shows change in value of a $10,000 investment in the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A Shares at the time (4.50%) and all ongoing fund expenses.

  During the fiscal year, the fund's average annual total return on NAV for R Shares was 2.84%, and since their inception in February 1992 was 6.89%. For more information on share class total returns, turn to the Financial Highlights beginning on page 61.

[PIE CHART APPEARS HERE]                            [PIE CHART APPEARS HERE]

[GRAPH APPEARS HERE]

[BAR CHART APPEARS HERE]


Fund Fact:

Where to find your fund on the NASDAQ: FLOTX

Nuveen Maryland Tax-Free Value Fund January 31, 1997 Annual Report

Maryland Overview A Shares


Highlights
-----------------------------------
Net Assets              $11,787,597
 ...................................
Net Asset Value              $10.25
 ...................................
Average Maturity              18.91
-----------------------------------


Total Return at NAV
-----------------------------------
1-Year                        3.06%
 ...................................
Since Inception               6.84%
-----------------------------------


Tax-Free Yields at Offer Price
-----------------------------------
SEC Yield                     4.19%
 ...................................
Distribution Yield            4.53%
-----------------------------------

* The Index Comparison shows change in value of a $10,000 investment in the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A Shares at the time (4.50%) and all ongoing fund expenses.

  During the fiscal year, the fund's average annual total return on NAV for R Shares was 3.29%, and since their inception in February 1992 was 6.81%. For more information on share class total returns, turn to the Financial Highlights beginning on page 61.

[PIE CHART APPEARS HERE]                            [PIE CHART APPEARS HERE]

[GRAPH APPEARS HERE]

[BAR CHART APPEARS HERE]


Fund Fact:

Where to find your fund on the NASDAQ: NMDAX

Nuveen Michigan Tax-Free Value Fund January 31, 1997 Annual Report

Michigan Overview A Shares

Highlights
-----------------------------------
Net Assets               $5,517,761
 ...................................
Net Asset Value              $10.50
 ...................................
Average Maturity              17.48
-----------------------------------


Total Return at NAV
-----------------------------------
1-Year                        3.20%
 ...................................
Since Inception               7.27%
-----------------------------------


Tax-Free Yields at Offer Price
-----------------------------------
SEC Yield                     4.38%
 ...................................
Distribution Yield            4.65%
-----------------------------------

* The Index Comparison shows change in value of a $10,000 investment in the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A Shares at the time (4.50%) and all ongoing fund expenses.

  During the fiscal year, the fund's average annual total return on NAV for R Shares was 3.44%, and since their inception in February 1992 was 7.62%. For more information on share class total returns, turn to the Financial Highlights beginning on page 61.

[PIE CHART APPEARS HERE]                            [PIE CHART APPEARS HERE]

[GRAPH APPEARS HERE]

[BAR CHART APPEARS HERE]


Fund Fact:

Where to find your fund on the NASDAQ: FMITX

Nuveen Pennsylvania Tax-Free Value Fund
January 31, 1997 Annual Report

Pennsylvania Overview
A Shares


Highlights
-------------------------------------
Net Assets                $10,326,580
 .....................................
Net Asset Value                $10.55
 .....................................
Average Maturity                19.96
-------------------------------------


Total Return at NAV
-------------------------------------
1-Year                          4.53%
 .....................................
Since Inception                 7.87%
-------------------------------------


Tax-Free Yields at Offer Price
-------------------------------------
SEC Yield                       4.38%
 .....................................
Distribution Yield              4.74%
-------------------------------------

* The Index Comparison shows change in value of a $10,000 investment in the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A Shares at the time (4.50%) and all ongoing fund expenses.

  During the fiscal year, the fund's average annual total return on NAV for R Shares was 4.89%, and since their inception in February 1992 was 7.46%. For more information on share class total returns, turn to the Financial Highlights beginning on page 61.

[PIE CHART APPEARS HERE]                            [PIE CHART APPEARS HERE]

[GRAPH APPEARS HERE]

[BAR CHART APPEARS HERE]


Fund Fact:

Where to find your fund on the NASDAQ: FPNTX

Nuveen Virginia Tax-Free Value Fund
January 31, 1997 Annual Report

Virginia Overview
A Shares


Highlights
-----------------------------------
Net Assets               $9,273,783
 ...................................
Net Asset Value              $10.43
 ...................................
Average Maturity              22.34
-----------------------------------


Total Return at NAV
-----------------------------------
1-Year                        3.44%
 ...................................
Since Inception               7.29%
-----------------------------------


Tax-Free Yields at Offer Price
-----------------------------------
SEC Yield                     4.49%
 ...................................
Distribution Yield            4.75%
-----------------------------------

* The Index Comparison shows change in value of a $10,000 investment in the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A Shares at the time (4.50%) and all ongoing fund expenses.

  During the fiscal year, the fund's average annual total return on NAV for R Shares was 3.68%, and since their inception in February 1992 was 7.33%. For more information on share class total returns, turn to the Financial Highlights beginning on page 61.

[PIE CHART APPEARS HERE]                            [PIE CHART APPEARS HERE]

[GRAPH APPEARS HERE]

[BAR CHART APPEARS HERE]


Fund Fact:

Where to find your fund on the NASDAQ: NVATX

                          Financial Section




                              Contents

                          14  Portfolio of Investments

                          42  Statement of Net Assets

                          44  Statement of Operations

                          46  Statement of Changes in Net Assets

                          52  Notes to Financial Statements

                          61  Financial Highlights

                Portfolio of Investments
                Arizona

  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
                Arizona Board of Regents, Arizona State University
                System Revenue Refunding Bonds, Series 1992-A:
   $500,000       5.750%, 7/01/12                                                      7/02 at 101            AA        $507,330
    500,000       5.500%, 7/01/19                                                      7/02 at 101            AA         487,715

    100,000     Arizona Educational Loan Marketing Corporation,                        9/02 at 101            Aa         104,688
                  Educational Loan Revenue Bonds, 6.375%, 9/01/05
                  (Alternative Minimum Tax)

    200,000     Arizona Educational Loan Marketing Corporation,                        3/02 at 101             A         212,234
                  1992 Educational Loan Revenue Bonds, Series B,
                  7.000%, 3/01/05 (Alternative Minimum Tax)

    300,000     Arizona Health Facilities Authority, Hospital System                   9/03 at 100           Aaa         319,890
                  Revenue Refunding Bonds (Phoenix Baptist Hospital and
                  Medical Center, Inc. and Medical Environments, Inc.),
                  Series 1992, 6.250%, 9/01/11

    200,000     Arizona Municipal Financing Program, Certificates of                  No Opt. Call           Aaa         242,378
                  Participation, Series 20, 7.700%, 8/01/10

    500,000     Arizona State University Research Park, Development                    7/06 at 100           Aaa         463,130
                  Refunding Bonds, Series 1995, 5.000%, 7/01/21

    250,000     State of Arizona Refunding Certificates of Participation,              9/02 at 102           Aaa         265,380
                  Series 1992B, 6.250%, 9/01/10

    500,000     Student Loan Acquisition Authority of Arizona (A                       5/04 at 102            Aa         531,395
                  nonprofit corporation organized pursuant to the laws of
                  the State of Arizona) Student Loan Revenue Bonds,
                  Series 1994, 6.600%, 5/01/10 (Alternative Minimum Tax)

    175,000     Wastewater Management Authority of Arizona,                            7/02 at 102           Aaa         181,468
                  Wastewater Treatment Financial Assistance
                  Revenue Bonds, Series 1992A, 5.950%, 7/01/12

    250,000     Wastewater Management Authority of Arizona,                            7/05 at 102           Aaa         254,000
                  Wastewater Treatment Financial Assistance
                  Revenue Bonds, Series 1995, 5.750%, 7/01/15

    700,000     Apache County (Arizona) Public Finance Corporation,                    5/00 at 102             A         707,224
                  Certificates of Participation, Series 1994, Arizona
                  Department of Corrections, 5.500%, 5/01/10

    195,000     Central Arizona Water Conservation District (Central                   5/01 at 102           AA-         213,582
                  Arizona Project), Contract Revenue Bonds, Series B 1991,
                  6.500%, 11/01/11 (Pre-refunded to 5/01/01)

    300,000     Sierra Vista Unified School District No. 68 of Cochise                No Opt. Call           Aaa         364,077
                  County, Arizona, General Obligation Refunding Bonds,
                  Series 1992, 7.500%, 7/01/10

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report


  Principal                                                                         Optional Call                         Market
     Amount     Description                                                           Provisions*     Ratings**            Value
----------------------------------------------------------------------------------------------------------------------------------

 $  250,000     Sedona-Oak Creek Joint Unified School District                         7/01 at 101            A-      $  268,373
                  No. 9 of Coconino and Yavapai Counties, Arizona,
                  School Improvement Bonds, Project of
                  1992, Series A (1992), 6.750%, 7/01/07

    550,000     City of Douglas (Arizona), Municipal Property Corporation,             7/05 at 101           Aaa         558,157
                  Municipal Facilities Excise Tax Revenue Bonds,
                  Series 1995, 5.750%, 7/01/15

    280,000     Eloy Municipal Property Corporation, Municipal Facilities              7/02 at 101           BBB         299,684
                  Revenue Bonds, Series 1992, 7.000%, 7/01/11

    500,000     The Industrial Development Authority of The City of                    5/06 at 102           AAA         509,185
                  Glendale, Arizona Revenue Bonds, Midwestern
                  University, Series 1996A, 6.000%, 5/15/16

    375,000     Maricopa Rural Road Improvement District of Pinal County,              7/99 at 101           N/R         391,076
                  Arizona, Refunding Bonds, Series 1994, 6.900%, 7/01/05

    300,000     Hospital District No. One, Maricopa County, Arizona,                   6/04 at 101           Aaa         318,306
                  Hospital Facilities Refunding Bonds,
                  Series B(1992), 6.250%, 6/01/10

    500,000     The Industrial Development Authority of the County of                  7/03 at 102           Aaa         486,570
                  Maricopa Insured Health Facility Revenue Bonds
                  (Catholic Healthcare West), 1993 Series A,
                  5.625%, 7/01/23

    500,000     The Industrial Development Authority of the County of                 No Opt. Call           Aaa         587,475
                  Maricopa (Arizona), Samaritan Health Services,
                  Hospital System Revenue Refunding Bonds,
                  Series 1990A, 7.000%, 12/01/16

    600,000     The Industrial Development Authority of the County of                  9/05 at 101           Aaa         584,196
                  Maricopa, Arizona, Baptist Hospital System Revenue
                  Refunding Bonds, Series 1995, 5.500%, 9/01/16

                  Kyrene Elementary School District No. 28 of Maricopa
                  County, Arizona, School Improvement Bonds, Project of 1990, Series E (1993):

    265,000       6.000%, 7/01/12 (Pre-refunded to 7/01/02)                            7/02 at 100           Aaa         284,369
     50,000       6.000%, 7/01/12                                                      7/02 at 100           Aaa          51,568

    500,000     The Industrial Development Authority of the County of                 11/03 at 101           AA+         527,050
                  Mohave (Arizona) Industrial Development Revenue
                  Bonds, 1994 Series (Citizens Utilities Company
                  Projects), 6.600%, 5/01/29 (Alternative Minimum Tax)

                Portfolio of Investments
                Arizona -- continued

  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
                Navajo County, Arizona, Pollution Control Corporation,
                Pollution Control Revenue Refunding Bonds (Arizona
                Public Service Company), 1993 Series A:

$ 1,000,000       5.875%, 8/15/28                                                      8/03 at 102          Baa1     $   985,710
  1,000,000       5.500%, 8/15/28                                                      8/03 at 102           Aaa         945,050

    425,000     City of Peoria, Arizona Improvement District No. 8801                  1/03 at 101           BBB         458,108
                  (North Valley Power Center), Improvement Bonds,
                  7.300%, 1/01/12

    250,000     City of Phoenix Civic Improvement Corporation, Airport                 7/97 at 102           AA+         258,555
                  Terminal Excise Tax Revenue Bonds, Series 1989,
                  7.800%, 7/01/11 (Alternative Minimum Tax)

    295,000     Phoenix Housing Finance Corporation (Arizona), Mortgage                7/02 at 101           Aaa         304,481
                  Revenue Refunding Bonds, Series 1992A (FHA-Insured
                  Mortgage Loans -- Section 8 Assisted Projects),
                  6.500%, 7/01/24

    400,000     City of Phoenix (Arizona), Civic Improvement Corporation,              7/03 at 102           AAA         440,576
                  Wastewater System Lease Revenue Bonds, Series 1993,
                  6.125%, 7/01/23 (Pre-refunded to 7/01/03)

  1,000,000     City of Phoenix Civic Improvement Corporation (Arizona),               7/04 at 102            A1         906,540
                  Wastewater System Lease Revenue Refunding Bonds,
                  Series 1993, 5.000%, 7/01/18

    530,000     City of Phoenix Civic Improvement Corporation,                         7/06 at 100            Aa         542,402
                  Junior Lien Water System Revenue Bonds,
                  Series 1996, 6.000%, 7/01/19

    200,000     Phoenix Industrial Development Authority (FHA-Insured                 11/02 at 101           AAA         211,196
                  Chris Ridge Village Project), 6.750%, 11/01/12

    300,000     City of Phoenix, Arizona, Junior Lien Street and Highway               7/02 at 102            A+         317,745
                  User Revenue Refunding Bonds, Series 1992,
                  6.250%, 7/01/11

    500,000     The Industrial Development Authority of the City of                    2/03 at 102           Aaa         491,455
                  Phoenix, Arizona, Multifamily Housing Revenue
                  Refunding Bonds, Series 1993 (GNMA Collateralized --
                  Meadow Glen Apartments Project), 5.800%, 8/20/28

    485,000     The Industrial Development Authority of the City of                    6/05 at 102           AAA         492,173
                  Phoenix, Arizona, Statewide Single Family Mortgage
                  Revenue Bonds, Series 1995, 6.150%, 12/01/08
                  (Alternative Minimum Tax)

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

   Principal                                                                        Optional Call                         Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
                The Industrial Development Authority of the City of
                Phoenix, Arizona, Hospital Revenue Bonds (John C.
                Lincoln Hospital and Health Center) Series 1994:
$   500,000       6.000%, 12/01/10                                                    12/03 at 102          BBB+     $   499,860
    500,000       6.000%, 12/01/14                                                    12/03 at 102          BBB+         491,790

    240,000     The Industrial Development Authority of the County of                  1/02 at 103           Aaa         266,100
                  Pima (Arizona) Industrial Development Lease Obligation
                  Refunding Revenue Bonds, 1988 Series A (Irvington
                  Project), 7.250%, 7/15/10

    300,000     Tucson Unified School District No. 1 of Pima County,                   7/02 at 102           Aaa         314,076
                  Arizona, School Improvement Bonds, Project of 1989,
                  Series D (1992), 6.100%, 7/01/12

    640,000     The Industrial Development Authority of the County of                 No Opt. Call           Aaa         625,856
                  Pima, Arizona, Health Care System Revenue Bonds,
                  Carondelet Health Care Corporation of Arizona Issue,
                  Series 1993, 5.250%, 7/01/13

    420,000     The Industrial Development Authority of the County of                  8/05 at 102             A         435,191
                  Pima (Arizona) Single Family Mortgage Revenue
                  Refunding Bonds, Series 1995A, 6.500%, 2/01/17

                Pinal County, Arizona, Certificates of Participation,
                Series 1994:
    300,000       6.375%, 6/01/06                                                      6/02 at 100            AA         321,165
    200,000       6.500%, 6/01/09                                                      6/02 at 100            AA         215,558

    280,000     Salt River Project Agricultural Improvement and Power                  2/97 at 100            Aa         279,101
                  District, Arizona, Salt River Project Electric System
                  Revenue Bonds, 1986 Series C, 5.750%, 1/01/20

    300,000     Salt River Project Agricultural Improvement and Power                  1/02 at 100            Aa         299,799
                  District, Arizona, Salt River Project Electric System
                  Revenue Bonds, 1992 Series D, 5.750%, 1/01/19

    225,000     City of Tempe, General Obligation Bonds, Series 1992B,                 7/02 at 101           AA+         236,896
                  6.000%, 7/01/08

    500,000     The Industrial Development Authority of the City of Tempe,             6/03 at 102           AAA         510,020
                  Arizona, Multi-Family Mortgage Refunding Bonds --
                  Series 1993A (FHA Insured Mortgage Loan --
                  Quadrangles Village Apartments), 6.250%, 6/01/26

    600,000     Tempe Union High School District No. 213 of Maricopa                   7/04 at 101           Aaa         628,578
                  County, Arizona, School Improvement and Refunding
                  Bonds, Series 1994, 6.000%, 7/01/12

    500,000     City of Tucson, Arizona, General Obligation Bonds,                     7/04 at 101           Aaa         528,560
                  Series 1984-G, 6.250%, 7/01/18

                Portfolio of Investments
                Arizona -- continued


   Principal                                                                         Optional Call                        Market
      Amount    Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
$   575,000     Tucson Airport Authority, Inc. (Arizona), Airport Revenue              6/03 at 102           Aaa     $   582,366
                  Bonds, Refunding Series 1993, 5.700%, 6/01/13

    250,000     Business Development Finance Corporation, Tucson                       7/02 at 102           Aaa         263,378
                  (Arizona), Local Development Lease Revenue
                  Refunding Bonds, Series 1992, 6.250%, 7/01/12

    390,000     City of Tucson, Arizona, Water System Revenue Bonds,                   7/06 at 101           Aaa         403,173
                  Series 1994-A (1996), 6.000%, 7/01/21

    300,000     Arizona Board of Regents, University of Arizona, System                6/02 at 102            AA         318,696
                  Revenue Refunding Bonds, Series 1992, 6.250%, 6/01/11

    335,000     Yavapai County Community College District of Yavapai                   7/03 at 101            A-         343,087
                  County, Arizona, Revenue Bonds, Series 1993,
                  6.000%, 7/01/12

    675,000     Yuma Union High School District No. 70 of Yuma                         7/02 at 101           Aaa         706,724
                  County, Arizona, School Improvement Bonds,
                  Series 1994, 5.700%, 7/01/06
----------------------------------------------------------------------------------------------------------------------------------
$23,755,000     Total Investments -- (cost $23,499,139) -- 96.5%                                                      24,344,465
===========-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 3.5%                                                                    877,198
                ------------------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                                   $25,221,663
                ==================================================================================================================

                Summary of Ratings** -- Portfolio of Investments

                               Standard                                          Number of             Market             Market
                                & Poors                     Moody's             Securities              Value            Percent
                ------------------------------------------------------------------------------------------------------------------
                                    AAA                         Aaa                     31        $13,183,911                 54%
                           AA+, AA, AA-           Aa1, Aa, Aa2, Aa3                     14          4,843,932                 20
                                     A+                          A1                      2          1,224,285                  5
                                  A, A-                   A, A2 ,A3                      5          1,966,109                  8
                        BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                      5          2,735,152                 11
                              Non-rated                   Non-rated                      1            391,076                  2
                ------------------------------------------------------------------------------------------------------------------
                Total                                                                   58        $24,344,465                100%
                ==================================================================================================================

                * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                N/R -- Investment is not rated.

                18               See accompanying notes to financial statements.

                Portfolio of Investments
                Florida


                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report
  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000     Florida Housing Finance Agency, Housing Revenue Bonds,                 2/05 at 102           Aaa     $ 2,651,150
                  (Antigua Club Apartments Project), 1995 Series A1,
                  6.875%, 8/01/26 (Alternative Minimum Tax)

  1,000,000     Florida Housing Finance Agency, Multi-Family Housing                   8/06 at 102           AAA       1,022,280
                  Revenue Refunding Bonds, 1991 Series C,
                  6.200%, 8/01/16

    700,000     Florida Housing Finance Agency, Housing Revenue Bonds,                12/06 at 102           Aaa         692,650
                  1996 Series T (The Landings at Sea Front Apartments
                  Project), 6.050%, 12/01/36 (Alternative Minimum Tax)

    750,000     Florida Housing Finance Agency, General Mortgage                       6/02 at 103           AAA         766,410
                  Revenue Refunding Bonds, 1992 Series A,
                  6.400%, 6/01/24

  1,440,000     Florida Housing Finance Agency, Multi-Family Housing                   6/99 at 103           AAA       1,519,560
                  Revenue Bond, 1989 Series I (GNMA Collateralized--
                  Driftwood Terrace Apartments Project), 7.650%,
                  12/20/31 (Alternative Minimum Tax)

  1,000,000     Florida Municipal Power Agency, All-Requirements                      10/02 at 102           Aaa       1,101,350
                  Power Supply Project Revenue Bonds, Series 1992,
                  6.250%, 10/01/21 (Pre-refunded to 10/01/02)

  1,145,000     Florida Municipal Power Agency, Stanton II Project                    10/02 at 102           Aaa       1,246,275
                  Revenue Bonds, Series 1992, 6.000%, 10/01/27
                  (Pre-refunded to 10/01/02)

  1,650,000     State of Florida, Department of Transportation, Turnpike               7/02 at 101           Aaa       1,806,932
                  Revenue Bonds, Series 1992A, 6.350%, 7/01/22
                  (Pre-refunded to 7/01/02)

  1,160,000     State of Florida, Full Faith and Credit, State Board of               No Opt. Call           Aaa       1,186,761
                  Education, Public Education Capital Outlay Bonds,
                  Series 1986-C, 7.100%, 6/01/07

    300,000     State of Florida, Full Faith and Credit, Pollution Control             7/02 at 101            Aa         326,076
                  Bonds, Series Y, Division of Bond Finance of the
                  Department of General Services, 6.600%, 7/01/17

                State of Florida, Full Faith and Credit, State Board of
                Education, Public Education Capital Outlay Bonds,
                Series 1989-A (Refunding Bonds):
    460,000       7.250%, 6/01/23 (Pre-refunded to 6/01/00)                            6/00 at 102           Aaa         508,985
  2,680,000       7.250%, 6/01/23                                                      6/00 at 102            Aa       2,940,791

  2,250,000     State of Florida, Full Faith and Credit, State Board of                6/05 at 101            Aa       2,272,320
                  Education, Public Education Capital Outlay Bonds,
                  1994 Series B, 5.875%, 6/01/20

                Portfolio of Investments
                Florida -- continued



  Principal                                                                          Optional Call                       Market
     Amount     Description                                                            Provisions*     Ratings**          Value
----------------------------------------------------------------------------------------------------------------------------------
 $  300,000     Brevard County Educational Facilities Authority (Florida),            11/02 at 102           BBB     $  312,930
                  Educational Facilities Refunding and Improvement
                  Revenue Bonds, Series 1992, 6.875%, 11/01/22

    600,000     Housing Finance Authority of Broward County, Florida,                  2/05 at 102           AAA        641,838
                  Multifamily Housing Revenue Refunding Bonds,
                  (Lakeside Apartments Project), Series 1995,
                  7.000%, 2/01/25

  1,000,000     City of Callaway/Bay County, Florida, Wastewater System                9/99 at 100           Aaa      1,029,830
                  Revenue Bonds, Series 1996A, 6.000%, 9/01/26

  1,000,000     Charlotte County, Florida, Utility System Refunding                   10/97 at 100           Aaa      1,004,460
                  Revenue Bonds, Series 1996A, 6.200%, 10/01/23

  1,000,000     Dade County, Florida, Aviation Facilities Revenue Bonds,              10/02 at 102           Aaa      1,076,040
                  1992 Series B, 6.550%, 10/01/13
                  (Alternative Minimum Tax)

    115,000     Housing Finance Authority of Dade County (Florida),                    3/01 at 102           Aaa        120,323
                  Single Family Mortgage Revenue Bonds, Series B,
                  7.250%, 9/01/23 (Alternative Minimum Tax)

  2,480,000     Dade County, Florida, Public Facilities Revenue Refunding              6/03 at 102           Aaa      2,232,000
                  Bonds (Jackson Memorial Hospital), Series 1993A,
                  4.875%, 6/01/15

    465,000     Dade County, Florida, Special Housing Revenue Bonds                    7/00 at 100             A        476,532
                  (City of Miami Developments--Indenture VIII),
                  Series A, 12.000%, 7/01/12

    255,000     Dade County, Florida, Special Obligation Bonds, (Courthouse            4/04 at 102             A        272,636
                  Center Project), Series 1994, 6.300%, 4/01/14

    250,000     Dade County Health Facilities Authority, Hospital Revenue             10/99 at 102           Aaa        272,240
                  Refunding Bonds, Series 1989, (South Miami Hospital
                  Project), 7.000%, 10/01/18 (Pre-refunded to 10/01/99)

    300,000     Dade County Health Facilities Authority, Hospital Revenue              8/02 at 102           Aaa        333,576
                  Refunding Bonds, Series 1992, (North Shore Medical
                  Center Project), 6.500%, 8/15/15
                  (Pre-refunded to 8/15/02)

  1,000,000     Town of Davie, Florida, Water and Sewer Improvement and               10/02 at 102           Aaa      1,050,460
                  Refunding, Revenue Bonds, Series 1992,
                  6.250%, 10/01/17

    600,000     The City of Daytona Beach, Florida, Water and Sewer                   11/02 at 102           Aaa        621,624
                  Revenue Bonds, Series 1992, 6.000%, 11/15/14

  1,000,000     City of Dunedin (Florida), Hospital Revenue Refunding Bonds,          11/03 at 101           Aaa        987,940
                  Series 1993, (Mease Health Care), 5.375%, 11/15/13

                                                                                                   Nuveen Tax-Free Mutual Funds
                                                                                                 January 31, 1997 Annual Report

  Principal                                                                          Optional Call                       Market
     Amount     Description                                                            Provisions*     Ratings**          Value
----------------------------------------------------------------------------------------------------------------------------------
 $  325,000     Escambia County Housing Finance Authority (Florida),                  10/02 at 102           Aaa     $  337,776
                  Single Family Mortgage Revenue Bonds, Series 1992A,
                  (Multi-County Program), 6.900%, 4/01/20
                  (Alternative Minimum Tax)

    630,000     Escambia County Housing Finance Authority (Florida), Single            4/05 at 102           Aaa        655,528
                  Family Mortgage Revenue Bonds, (Multi-County
                  Program), Series 1995, 6.950%, 10/01/27
                  (Alternative Minimum Tax)

                Certificates of Participation, Series 1992, The School
                Board of Escambia County, Florida:
    310,000       6.375%, 2/01/12 (Pre-refunded to 2/01/02)                            2/02 at 100           Aaa        335,550
    190,000       6.375%, 2/01/12                                                      2/02 at 100           Aaa        198,997

    500,000     City of Gainesville, Florida, Utilities System Revenue                10/02 at 102            Aa        556,865
                  Bonds, 1992 Series A, 6.500%, 10/01/22

  1,000,000     Hillsborough County Aviation Authority, Florida,                      10/06 at 102           Aaa      1,016,810
                  Tampa International Airport Revenue Bonds,
                  Series 1996B, 5.875%, 10/01/23

  1,200,000     Hillsborough Industrial Development Authority, Pollution               5/02 at 103            AA      1,395,168
                  Control Revenue Refunding Bonds (Tampa Electric
                  Company Project) Series 1992, 8.000%, 5/01/22

    250,000     Hillsborough County, Florida, Capital Improvement, Non-                1/00 at 102             A        268,688
                  Ad Valorem Revenue Bonds, (Museum of Science and
                  Industry Project), Series 1992, 6.400%, 1/01/12
                  (Pre-refunded to 1/01/00)

    250,000     City of Hollywood, Florida, Water and Sewer Revenue                   10/01 at 102           Aaa        279,345
                  Bonds, Series 1991, 6.875%, 10/01/21
                  (Pre-refunded to 10/01/01)

    470,000     Jacksonville Electric Authority, (Jacksonville, Florida),         10/97 at 101 1/2           Aa1        488,307
                  Electric System Revenue Bonds, Series Two
                  1987A-1, 7.500%, 10/01/02

    500,000     Jacksonville Electric Authority, (Jacksonville, Florida),             10/02 at 101           Aa1        493,565
                  St. Johns River Power Park System Refunding Revenue
                  Bonds, Issue Two, Series Seven, 5.500%, 10/01/14

    250,000     City of Jacksonville, Florida, Excise Taxes Revenue                   10/02 at 102           Aaa        272,260
                  Refunding Bonds, Series 1992, 6.500% 10/01/13

    605,000     Jacksonville Health Facilities Authority, Health Facilities           11/00 at 102           Aaa        679,742
                  Revenue Refunding Bonds, Daughters of Charity
                  National Health System, Inc., St. Vincent's Medical
                  Center Issue, Series 1990, 7.500%, 11/01/15
                  (Pre-refunded to 11/01/00)

                Portfolio of Investments
                Florida -- continued


  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
 $1,750,000     Jacksonville Health Facilities Authority, Hospital Revenue             6/01 at 102           Aaa      $1,929,900
                  Bonds, (New Children's Hospital at Baptist Medical
                  Center Project), Series 1991, 7.000%, 6/01/21

    375,000     City of Jacksonville, Florida, Water and Development                   6/02 at 102             A         398,925
                  Revenue Bonds, Series 1992, (Jacksonville Suburban
                  Utilities Corporation Project), 6.750%, 6/01/22
                  (Alternative Minimum Tax)

    250,000     Town of Jupiter, Water Revenue Bonds, Series 1992B,                   10/01 at 102           Aaa         261,530
                  6.250%, 10/01/18

  1,300,000     Kissimmee Utility Authority (Florida), Electric System                10/03 at 102           Aaa       1,291,745
                  Improvement and Refunding Revenue Bonds,
                  Series 1993, 5.375%, 10/01/12

    845,000     Housing Finance Authority of Manatee County, Florida,                 11/05 at 105           Aaa         926,771
                  Single Family Mortgage Revenue Bonds,
                  Series 1994--Sub Series 3, 7.600%, 11/01/26
                  (Alternative Minimum Tax)

  2,550,000     City of Miami Beach, Florida, Water and Sewer Revenue                  9/05 at 102           Aaa       2,505,783
                  Bonds, Series 1995, 5.375%, 9/01/15

    250,000     North Broward Hospital District (Florida), Hospital Revenue            1/02 at 102           Aaa         261,163
                  Refunding Bonds, Series 1992A, 6.250%, 1/01/12

  1,500,000     Orange County, Florida, Sales Tax Revenue Bonds,                       1/03 at 102           Aaa       1,412,625
                  Series 1993B, 5.375%, 1/01/24

    145,000     Orange County, Florida, Sales Tax Revenue Bonds, Series                1/00 at 102           Aaa         154,737
                  1989, 6.125%, 1/01/19 (Pre-refunded to 1/01/00)

    500,000     Orange County, Florida, Water Utilities System Revenue                 4/02 at 102           Aaa         524,180
                  Bonds, Series 1992, 6.250%, 10/01/17

  1,000,000     Orange County Housing Finance Authority, Multifamily                  10/01 at 101          BBB+       1,028,420
                  Housing Revenue Bonds (Ashley Point Apartments),
                  1994 Series A, 7.100%, 10/01/24 (Alternative
                  Minimum Tax)

  1,250,000     Orlando (Florida) Utilities Commission, Water and Electric            10/02 at 102            Aa       1,270,975
                  Subordinated Revenue Bonds, Series 1992A,
                  6.000%, 10/01/20

  1,000,000     State of Florida, Orlando -- Orange County Expressway                  7/03 at 102           Aaa         954,580
                  Authority, Senior Lien Revenue Refunding Bonds,
                  Series of 1993, 5.500%, 7/01/18

  2,000,000     State of Florida, Orlando -- Orange County Expressway                  7/03 at 102           Aaa       1,826,960
                  Authority, Junior Lien Revenue Refunding Bonds,
                  Series of 1993A, 5.125%, 7/01/20

                Nuveen Tax-Free Mutual Funds
                January 31, 1997 Annual Report


  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
                Palm Beach County, Florida, Criminal Justice Facilities
                Revenue Refunding Bonds, Series 1993:
$ 1,000,000       5.300%, 6/01/05                                                     No Opt. Call           Aaa      $1,042,660
  1,000,000       5.375%, 6/01/10                                                     No Opt. Call           Aaa       1,016,600

  3,000,000     City of Pensacola Health Facilities Authority, Health                  1/03 at 102            Aa       2,910,570
                  Facilities Revenue Bonds, (Daughters of Charity
                  National Health System--Sacred Heart Hospital of
                  Pensacola), Series 1993, 5.250%, 1/01/11

  2,000,000     Pinellas County (Florida), Health Facilities Authority,               11/03 at 102           Aaa       1,908,300
                  Hospital Revenue Bonds, Series 1993 (Morton Plant
                  Health System Project), 5.500%, 11/15/18

    565,000     St. Lucie County, Florida, Solid Waste System Revenue                  9/99 at 100           Aaa         591,250
                  Bonds, Series 1990, 6.000%, 9/01/15
                  (Pre-refunded to 9/01/99)

    630,000     City of St. Petersburg Health Facilities Authority (Florida),         12/01 at 102           Aaa         700,131
                  Revenue Bonds, Series 1985A, (Allegany Health System
                  Loan Program), 7.000%, 12/01/15

                City of Tampa, Florida, Water and Sewer System Revenue
                Bonds, Series 1992:
    335,000       6.000%, 10/01/17 (Pre-refunded to 10/01/02)                         10/02 at 101           Aaa         362,030
    165,000       6.000%, 10/01/17                                                    10/02 at 101           Aaa         169,105

  1,000,000     Turtle Run Community Development District, (Coral                      5/03 at 100            A1       1,055,870
                  Springs, Florida), Water Management Benefit Tax
                  Refunding Bonds, Series 1993, 6.400%, 5/01/11

  2,500,000     Commonwealth of Puerto Rico, Public Improvement                    7/06 at 101 1/2             A       2,363,075
                  Bonds of 1996, (General Obligation Bonds),
                  5.400%, 7/01/25

  1,600,000     Puerto Rico Electric Power Authority, Power Revenue                    7/05 at 100          Baa1       1,517,487
                  Bonds, Series X, 5.500%, 7/01/25
----------------------------------------------------------------------------------------------------------------------------------
$62,390,000     Total Investments -- (cost $61,479,704) -- 97.2%                                                      63,837,942
===========-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 2.8%                                                                  1,858,092
                ------------------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                                   $65,696,034
                ==================================================================================================================

                Portfolio of Investments
                Florida -- continued
                Summary of Ratings** -- Portfolio of Investments

                               Standard                                             Number             Market             Market
                               & Poor's                     Moody's          of Securities              Value            Percent
                ------------------------------------------------------------------------------------------------------------------
                                    AAA                         Aaa                     47        $43,488,742                68 %

                           AA+, AA, AA-           Aa1, Aa, Aa2, Aa3                      9         12,654,637                20

                                     A+                          A1                      1          1,055,870                 2

                                  A, A-                   A, A2, A3                      5          3,779,856                 6

                        BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                      3          2,858,837                 4
                ------------------------------------------------------------------------------------------------------------------
                Total                                                                   65        $63,837,942               100 %
                ==================================================================================================================
                *      Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                **     Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.


                                                                                     See accompanying notes to financial statements.

                                                                                                    Nuveen Tax-Free Mutual Funds
                                                                                                  January 31, 1997 Annual Report

                Portfolio of Investments
                Maryland

  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000     Washington Metropolitan Transit Authority                              1/04 at 102           Aaa      $2,404,675
                  (District of Columbia), Gross Revenue Transit
                  Refunding Bonds, Series 1993, 5.250%, 7/01/14

    500,000     Community Development Administration, Department of                    4/97 at 103            Aa         515,855
                  Economic and Community Development,
                  State of Maryland, Single Family Program Bonds,
                  1987 First Series, 7.000%, 4/01/14

  1,390,000     Community Development Administration, Department of                    4/01 at 102            Aa       1,456,039
                  Housing and Community Development, State of
                  Maryland, Single Family Program Bonds, 1991 Fourth
                  Series, 7.450%, 4/01/32 (Alternative Minimum Tax)

                Community Development Administration, Department
                of Housing and Community Development, State of
                Maryland, Multi-Family Housing Revenue Bonds
                (Insured Mortgage Loans), 1992 Series D:
    700,000       6.700%, 5/15/27                                                      5/02 at 102            Aa         727,251
    500,000       6.750%, 5/15/33                                                      5/02 at 102            Aa         519,725

  1,855,000     Maryland Economic Development Corporation                              4/11 at 102           N/R       1,780,986
                  (Health and Mental Hygiene Providers Facilities
                  Acquisition Program) Revenue Bonds,
                  Series 1996A, 7.625%, 4/01/21

    500,000     Maryland Health and Higher Educational Facilities                      7/00 at 102           Aaa         549,670
                  Authority, Revenue Bonds, Sinai Hospital of
                  Baltimore Issue, Series 1990, 7.000%, 7/01/19
                  (Pre-refunded to 7/01/00)

    500,000     Maryland Health and Higher Educational Facilities                      7/00 at 102           Aaa         545,910
                  Authority, Revenue Bonds, Francis Scott Key
                  Medical Center Issue, Series 1990, 6.750%,
                  7/01/23 (Pre-refunded to 7/01/00)

  1,005,000     Maryland Health and Higher Educational Facilities                      7/00 at 102           Aaa       1,158,504
                  Authority, Doctors' Community Hospital Issue, Series
                  1990, 8.750%, 7/01/22 (Pre-refunded to 7/01/00)

  1,000,000     Maryland Health and Higher Educational Facilities                      7/03 at 102           Aaa         951,020
                  Authority, Refunding Revenue Bonds, Francis Scott Key
                  Medical Center Issue, Series 1993, 5.000%, 7/01/13

  1,000,000     Maryland Health and Higher Educational Facilities                      7/03 at 102           Baa         958,760
                  Authority, Project and Refunding Revenue Bonds,
                  Doctors Community Hospital Issue,
                  Series 1993, 5.750%, 7/01/13

                Portfolio of Investments
                Maryland -- continued

  Principal                                                                           Optional Call                         Market
     Amount     Description                                                             Provisions*    Ratings**             Value
------------------------------------------------------------------------------------------------------------------------------------
$1,760,000      Maryland Stadium Authority, Convention Center                          12/04 at 102          Aaa        $1,822,515
                  Expansion Lease Revenue Bonds, Series 1994,
                  5.875%, 12/15/12

                Maryland Stadium Authority, Sports Facilities
                Lease Revenue Bonds, Series 1989D:
   500,000        7.375%, 12/15/04 (Alternative Minimum Tax)                           12/99 at 102           Aa           548,940
   500,000        7.500%, 12/15/10 (Alternative Minimum Tax)                           12/99 at 102           Aa           545,425

 3,010,000      Maryland Transportation Authority, Special Obligation                   7/04 at 102          Aaa         3,109,450
                  Revenue Bonds, Baltimore/Washington International
                  Airport Projects, Series 1994-A (Qualified Airport
                  Bonds), 6.400%, 7/01/19 (Alternative Minimum Tax)

 1,000,000      Maryland Transportation Authority,                                      7/02 at 100           A1         1,003,400
                  Transportation Facilities Projects,
                  Revenue Bonds, Series 1992, 5.750%, 7/01/15

 2,000,000      State of Maryland, General Obligation Bonds, State and                  7/03 at 101          Aaa         1,961,940
                  Local Facilities Loan of 1993, Third Series (Capital
                  Improvement and Refunding Bonds), 4.600%, 7/15/06

   700,000      The Maryland National Capital Park and Planning                         7/02 at 102           Aa           764,407
                  Commission, Maryland (Prince George's County,
                  Maryland), General Obligation Bonds, Prince George's
                  County Park Acquisition and Development Bonds,
                  Series L-2, 6.125%, 7/01/10 (Pre-refunded to 7/01/02)

 2,000,000      Baltimore County, Maryland, General Obligation Bonds,                   7/98 at 102          Aaa         2,099,600
                  Baltimore County Pension Funding Bonds,
                  1991 Refunding Series, 6.700%, 7/01/11

   600,000      City of Baltimore, Maryland (Mayor and City Council of                 10/02 at 100          Aaa           660,216
                  Baltimore), General Obligation Consolidated Public
                  Improvement Bonds of 1992--Series A, 6.500%,
                  10/15/12 (Pre-refunded to 10/15/02)

 2,295,000      Mayor and City Council of Baltimore (City of Baltimore,                No Opt. Call          Aaa         2,647,810
                  Maryland), General Obligation Consolidated Public
                  Improvement Refunding Bonds of 1995 -- Series A,
                  7.375%, 10/15/03

 1,000,000      Baltimore City, Maryland, Mortgage Revenue Refunding                   12/02 at 102          AAA         1,044,660
                  Bonds, Series 1992, (GNMA Collateralized--
                  Tindeco Wharf Apartments Project), 6.700%, 12/20/28

 1,500,000      Mayor and City Council of Baltimore (Maryland), Port                    4/02 at 103          AA-         1,643,370
                  Facilities Revenue Bonds (Consolidation Coal Sales
                  Company Project), Series 1984B, 6.500%, 10/01/11

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report

  Principal                                                                           Optional Call                         Market
     Amount     Description                                                             Provisions*    Ratings**             Value
------------------------------------------------------------------------------------------------------------------------------------

$1,500,000      City of Baltimore, Maryland (Mayor and City Council                    7/06 at 101           Aaa         $1,460,490
                  of Baltimore) Project and Refunding Revenue Bonds
                  (Water Projects), Series 1996-A, 5.500%, 7/01/26

   625,000      Mayor and City Council of Baltimore (Maryland), Project                7/00 at 100           Aaa            668,331
                  and Refunding Revenue Bonds (Water Projects), Series
                  1990-A, 6.500%, 7/01/20 (Pre-refunded to 7/01/00)

 2,165,000      City of Gaithersburg, Maryland, Nursing Home Revenue                  No Opt. Call           Aaa          2,417,287
                  Refunding Bonds (Shady Grove Adventist Nursing and
                  Rehabilitation Center Project), Series 1992-A,
                  6.500%, 9/01/12

 1,000,000      Howard County, Maryland, Mortgage Revenue Refunding                    7/02 at 102           Aaa          1,036,400
                  Bonds, Series 1992 (Howard Hills Townhouses Project--
                  FHA Insured Mortgage Loan), 6.400%, 7/01/24

 2,000,000      Howard County, Maryland, Multifamily Housing Revenue                   7/02 at 104          Baa2          2,154,100
                  Refunding Bonds, Series 1994 (Chase Glen Project),
                  7.000%, 7/01/24 (Mandatory put 7/01/04)

 1,000,000      Housing Opportunities Commission of Montgomery County,                 7/05 at 102            Aa          1,009,960
                  (Montgomery County, Maryland), Multifamily Housing
                  Revenue Bonds, 1995 Series A, 6.000%, 7/01/20

   450,000      Housing Opportunities Commission of Montgomery County                  7/99 at 100            Aa            464,153
                  (Montgomery County, Maryland), Single Family Mortgage
                  Revenue Bonds, 1986 Series C, 7.250%, 7/01/13

 1,615,000      Housing Opportunities Commission of Montgomery County                  7/04 at 102            Aa          1,686,189
                  (Montgomery County, Maryland), Single Family Mortgage
                  Revenue Bonds, 1994 Series A, 6.600%, 7/01/14

 1,000,000      Montgomery County, Maryland, Solid Waste System                        6/03 at 102           Aaa          1,023,040
                  Revenue Bonds (1993 Series A), 5.875%, 6/01/13
                  (Alternative Minimum Tax)

 1,500,000      Morgan State University, Maryland, Academic Fees                      No Opt. Call           Aaa          1,610,400
                  and Auxiliary Facilities Fees, Revenue Refunding Bonds,
                  1993 Series, 6.100%, 7/01/20

 1,000,000      Northeast Maryland Waste Disposal Authority,                          No Opt. Call           Aaa          1,068,080
                  Resource Recovery Revenue Refunding Bonds
                  (Southwest Resource Recovery Facility),
                  Series 1993, 6.900%, 1/01/00

   600,000      Prince George's County, Maryland, Hospital Revenue                    No Opt. Call             A            607,218
                  Bonds, Dimensions Health Corporation, Series 1992,
                  6.700%, 7/01/97

                                                                                                        Portfolio of Investments
                                                                                                           Maryland -- continued

  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
$ 1,550,000     Housing Authority of Prince George's County, Maryland,                 1/02 at 102           Aaa     $ 1,615,689
                  Mortgage Revenue Refunding Bonds, Series 1992A
                  (New Keystone Apartments Project-FHA Insured
                  Mortgage Loan), 6.800%, 7/01/25

  1,500,000     Prince George's County, Maryland, Pollution Control                    1/03 at 102            A1       1,586,865
                  Revenue Refunding Bonds (Potomac Electric Project),
                  1993 Series, 6.375%, 1/15/23

  1,000,000     University of Maryland System, Auxiliary Facility and                 10/03 at 101           AA+         971,090
                  Tuition Revenue Bonds, 1993 Refunding Series C,
                  5.000%, 10/01/11

  1,170,000     Washington Suburban Sanitary District, Maryland,                      No Opt. Call           Aa1       1,347,360
                  (Montgomery and Prince Georges Counties, Maryland),
                  General Construction Bonds of 1991 (Second Series),
                  8.000%, 1/01/02

    500,000     Commonwealth of Puerto Rico, Public Improvement                    7/02 at 101 1/2           Aaa         558,430
                  Bonds of 1992 (General Obligation Bonds), 6.600%,
                  7/01/13 (Pre-refunded to 7/01/02)

  1,750,000     Puerto Rico Aqueduct and Sewer Authority, Revenue                      7/98 at 102           AAA       1,883,333
                  Bonds, Series 1988A, 7.875%, 7/01/17
                  (Pre-refunded to 7/01/98)

  2,000,000     Puerto Rico Highway and Transportation Authority,                  7/03 at 101 1/2             A       1,831,620
                  Highway Revenue Bonds, (Series X), 5.250%, 7/01/21

    185,000     Puerto Rico Electric Power Authority, Power Revenue                7/99 at 101 1/2            A-         198,596
                  Refunding Bonds, Series 1989-N, 7.125%, 7/01/14

    315,000     Puerto Rico Electric Power Authority, Power Revenue                7/99 at 101 1/2           AAA         342,084
                  Refunding Bonds, Series 1989-O, 7.125%, 7/01/14
                  (Pre-refunded to 7/01/99)

  1,000,000     Puerto Rico Industrial, Tourist, Educational, Medical                  1/05 at 102           Aaa       1,055,510
                  and Environmental Control Facilities
                  Financing Authority, Hospital Revenue Bonds, 1995 Series A,
                  (Hospital Auxilio Mutuo Obligated Group Project),
                  6.250%, 7/01/16
----------------------------------------------------------------------------------------------------------------------------------
$53,740,000     Total Investments -- (cost $53,957,913) -- 97.4%                                                      56,016,353
===========-----------------------------------------------------------------------------------------------------------------------
                Temporary Investments in Short-Term Municipal Securities -- 1.7%

$ 1,000,000     Baltimore County (Spring Hill Apartments), GNMA Collateralized                               A-1       1,000,000
                  Housing, Variable Rate Demand Bonds, 3.550%, 9/20/28+
===========-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 0.9%                                                                    493,527
                ------------------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                                   $57,509,880
                ==================================================================================================================

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

                Summary of Ratings** -- Portfolio of Investments
                (excluding temporary investments)

                               Standard                                             Number             Market             Market
                               & Poor's                     Moody's          of Securities              Value            Percent
                ------------------------------------------------------------------------------------------------------------------
                                    AAA                         Aaa                     24        $33,695,044                60%
                           AA+, AA, AA-           Aa1, Aa, Aa2, Aa3                     13         12,199,764                22
                                     A+                          A1                      2          2,590,265                 5
                                  A, A-                   A, A2, A3                      3          2,637,434                 5
                        BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                      2          3,112,860                 5
                              Non-rated                   Non-rated                      1          1,780,986                 3
                ------------------------------------------------------------------------------------------------------------------
                Total                                                                   45        $56,016,353               100%
                ===================================================================================================================

                * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                N/R -- Investment is not rated.

                + The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                Portfolio of Investments
                Michigan

  Principal                                                                          Optional Call                       Market
     Amount     Description                                                            Provisions*     Ratings**          Value
----------------------------------------------------------------------------------------------------------------------------------
 $1,145,000     Board of Trustees of Michigan State University,                        8/02 at 101            Aa     $1,190,915
                  General Revenue Bonds, Series 1992 A,
                  6.250%, 8/15/15

    555,000     Michigan Municipal Bond Authority, State Revolving                    10/02 at 102            Aa        618,969
                  Fund Reserve Bonds, Series 1992 A, 6.600%,
                  10/01/18 (Pre-refunded to 10/01/02)

  1,000,000     Michigan Municipal Bond Authority, State Revolving                    12/01 at 100           Aaa        936,350
                  Fund Revenue Bonds, Series 1992 A, 4.750%,
                  12/01/09

    950,000     Michigan Municipal Bond Authority, State Revolving                    No Opt. Call            Aa      1,083,637
                  Fund Revenue Bonds, Series 1994, 7.000%,
                  10/01/04

  1,000,000     Michigan Public Power Agency, Belle River Project                      1/03 at 102           AA-        934,370
                  Refunding Revenue Bonds, 1993 Series A,
                  5.250%, 1/01/18

                Michigan State Hospital Finance Authority,
                Hospital Revenue and Refunding Bonds,
                (The Detroit Medical Center Obligated Group),
                Series 1988B:
    460,000       8.125%, 8/15/08 (Pre-refunded to 8/15/98)                            8/98 at 102             A        496,533
     40,000       8.125%, 8/15/08                                                      8/98 at 102             A         42,659

  1,000,000     Michigan State Hospital Finance Authority,                            11/01 at 102            Aa      1,081,880
                  Hospital Revenue Bonds, (Daughters of Charity
                  National Health System -- Providence Hospital),
                  Series 1991, 7.000%, 11/01/21

    500,000     Michigan State Hospital Finance Authority,                            12/02 at 102             A        529,825
                  Hospital Revenue Bonds, (MidMichigan Obligated
                  Group), Series 1992, 6.900%, 12/01/24

    860,000     Michigan State Hospital Finance Authority,                            No Opt. Call             A        870,303
                  Hospital Revenue Bonds, (The Detroit Medical Center
                  Obligated Group), Series 1993B, 5.000%, 8/15/02

  1,000,000     Michigan State Hospital Finance Authority,                             1/05 at 102           AA-      1,035,250
                  Hospital Revenue and Refunding Bonds,
                  (Otsego Memorial Hospital Gaylord, Michigan),
                  Series 1995, 6.125%, 1/01/15

  1,190,000     Michigan State Housing Development Authority, Limited                 10/05 at 102           Aaa      1,242,967
                  Obligation Multi-Family Revenue Refunding Bonds,
                  Series 1995A, (GNMA Collateralized Program--Parc
                  Pointe Apartments), 6.500%, 10/05/15


                                                                                                   Nuveen Tax-Free Mutual Funds
                                                                                                 January 31, 1997 Annual Report

  Principal                                                                          Optional Call                       Market
     Amount     Description                                                            Provisions*     Ratings**          Value
----------------------------------------------------------------------------------------------------------------------------------
 $1,000,000     Michigan State Housing Development Authority,                          6/05 at 102           AA+     $1,046,720
                  Single Family Mortgage Revenue Bonds, 1995 Series A,
                  6.800%, 12/01/16

  1,740,000     Michigan State Housing Finance Authority,                             No Opt. Call            Aa      1,800,900
                  Hospital Revenue and Refunding Bonds,
                  (Daughters of Charity National Health System--
                  St. Mary's Medical Center of Saginaw, Inc.)
                  Series 1995, 5.500%, 11/01/05

                Michigan State Housing Development Authority,
                Rental Housing Revenue Bonds, 1992 Series A:
    500,000       6.400%, 4/01/05                                                     10/02 at 102            A+        527,795
    500,000       6.650%, 4/01/23                                                     10/02 at 102            A+        516,585

  1,000,000     Michigan State Housing Development Authority,                          4/04 at 102            A+        990,910
                  Rental Housing Revenue Bonds, 1994 Series B,
                  5.700%, 4/01/12

  1,055,000     Michigan Strategic Fund, Limited Obligation Revenue                   12/03 at 102            A1      1,075,077
                  Bonds, (WMX Technologies, Inc. Project), Series 1993,
                  6.000%, 12/01/13 (Alternative Minimum Tax)

  1,000,000     State Building Authority, State of Michigan, 1991 Revenue             10/01 at 102            AA-     1,034,250
                  Bonds, Series II, 6.250%, 10/01/20

    400,000     County of Bay, Michigan, Bay County West Side Regional                 5/97 at 102             A        409,276
                  Sewage Disposal System Bonds, 6.400%, 5/01/02

    250,000     Capital Region Airport Authority, (Lansing, Michigan),                 7/02 at 102           Aaa        269,003
                  Airport Revenue Bonds, Series 1992, 6.700%, 7/01/21
                  (Alternative Minimum Tax)

  1,000,000     School District of the City of Dearborn, County of Wayne,              5/01 at 102            Aa      1,022,570
                  State of Michigan, 1992 School Building and Site Bonds,
                  (General Obligation Unlimited Tax), 6.000%, 5/01/14

  1,500,000     City of Detroit, Michigan, Convention Facility Limited Tax             9/03 at 102           Aaa      1,447,110
                  Revenue Refunding Bonds, (Cobo Hall Expansion Project),
                  Series 1993, 5.250%, 9/30/12

  1,000,000     City of Detroit, Michigan, Water Supply System Revenue                 7/04 at 102           Aaa        861,870
                  and Revenue Refunding Bonds, Series 1993, 4.750%,
                  7/01/19

  1,000,000     Dexter Community Schools, Counties of Washtenaw and                    5/03 at 102            Aa        915,890
                  Livingston, State of Michigan, 1993 School Building and
                  Site and Refunding Bonds, (General Obligation Unlimited
                  Tax), 5.000%, 5/01/17

                         Portfolio of Investments
                         Michigan -- continued

  Principal                                                                          Optional Call                       Market
     Amount     Description                                                            Provisions*     Ratings**          Value
----------------------------------------------------------------------------------------------------------------------------------
 $  440,000     Grand Rapids Housing Corporation, Multifamily Revenue                  1/04 at 104           AAA     $  482,165
                  Refunding Bonds, Series 1992 ( FHA Insured Mortgage
                  Loan-Section 8 Assisted Elderly Project), 7.375%, 7/15/41

    500,000     County of Grand Traverse (Michigan), Hospital Finance                  7/02 at 102           Aaa        521,475
                  Authority, Hospital Revenue Refunding Bonds (Munson
                  Healthcare Obligated Group), Series 1992A,
                  6.250%, 7/01/22

    950,000     Huron Valley School District, Counties of Oakland                      5/07 at 100           Aaa        949,278
                  and Livingston, State of Michigan, 1996 School Building
                  and Site Bonds,  (General Obligation -- Unlimited Tax),
                  5.750%, 5/01/22

  1,000,000     Lake Orion Community School District, County of Oakland,               5/05 at 101           Aaa        971,180
                  State of Michigan, 1995 Refunding Bonds
                  (General Obligation -- Unlimited Tax),
                  5.500%, 5/01/20

  1,250,000     City of Lansing, Sewage Disposal System Revenue                        5/04 at 102           Aaa      1,272,112
                  and Revenue Refunding Bonds, 1994 Series,
                  5.850%, 5/01/14

  1,000,000     County of Monroe, Michigan, Pollution Control                         No Opt. Call           Aaa      1,086,530
                  Revenue Bonds, (The Detroit Edison Company
                  Project), Series A--1994, 6.350%, 12/01/04
                  (Alternative Minimum Tax)

                City of Muskegon, County of Muskegon, State of Michigan,
                Water Supply System Revenue Bonds, Series 1993:
    450,000       4.500%, 5/01/12                                                      5/01 at 101          Baa1        387,382
    450,000       4.500%, 5/01/13                                                      5/01 at 101          Baa1        384,902

    180,000     Saginaw-Midland Municipal Waste Supply Corporation,                    9/04 at 102             A        198,912
                  State of Michigan, Water Supply Revenue Bonds
                  (Limited Tax General Obligation), Series 1992,
                  6.875%, 9/01/16

  1,000,000     Regents of the University of Michigan, Hospital                       12/00 at 100            Aa      1,025,440
                  Revenue Bonds, Series 1990, 6.375%, 12/01/24

    250,000     The Economic Development Corporation of the City                       3/02 at 101           Aaa        262,498
                  of Warren, Nursing Home Revenue Refunding Bonds,
                  (GMNA Mortgage-Backed Security -- Autumn Woods
                  Project), Series 1992, 6.900%, 12/20/22

  1,000,000     Charter County of Wayne, Michigan, Airport Revenue                    12/03 at 102           Aaa        963,140
                  Refunding Bonds (Detroit Metropolitan Wayne County
                  Airport), Subordinate Lien, Series 1993C,
                  5.250%, 12/01/13

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000     Western Townships Utilities Authority, Sewage Disposal                 1/02 at 100           Aaa     $ 1,065,290
                 System Refunding Bonds, Series 1991,
                 6.500%, 1/01/10

    500,000     Puerto Rico Aqueduct and Sewer Authority,                              7/98 at 102           AAA         538,095
                  Revenue Bonds, Series 1988A,
                  7.875%, 7/01/17 (Pre-refunded to 7/01/98)

    250,000     Puerto Rico Public Buildings Authority,                            7/02 at 101 1/2           Aaa         282,355
                 Public Education and Health Facilities Bonds,
                 Series L, 6.875%, 7/01/21
                 (Pre-refunded to 7/01/02)
----------------------------------------------------------------------------------------------------------------------------------
$31,865,000     Total Investments -- (cost $31,002,421) -- 98.2%                                                      32,372,368
===========-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 1.8%                                                                    579,714
                ------------------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                                   $32,952,082
                ==================================================================================================================

                Summary of Ratings**--Portfolio of Investments

                               Standard                                             Number             Market             Market
                               & Poor's                     Moody's              of Issues              Value            Percent
                ------------------------------------------------------------------------------------------------------------------
                                    AAA                         Aaa                     16        $13,151,418                 40%
                           AA+, AA, AA-           Aa1, Aa, Aa2, Aa3                     12         12,790,791                 40
                                     A+                          A1                      4          3,110,367                 10
                                  A, A-                   A, A2, A3                      6          2,547,508                  8
                        BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                      2            772,284                  2
                ------------------------------------------------------------------------------------------------------------------
                Total                                                                   40        $32,372,368                100%
                ==================================================================================================================

                * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                                 See accompanying notes to financial statements.

                Portfolio of Investments
                Pennsylvania

  Principal                                                                          Optional Call                          Market
     Amount           Description                                                      Provisions*     Ratings**             Value
----------------------------------------------------------------------------------------------------------------------------------
 $3,000,000     Commonwealth of Pennsylvania General Obligation                        9/03 at 102           AA-        $2,857,800
                  Bonds, Third Series of 1993, 5.000%, 9/01/12

  2,500,000     Pennsylvania Economic Development Financing Authority                 12/04 at 102          Baa1         2,786,750
                  (Sun Company, Inc.(R&M) Project), Series 1994A,
                  7.600%, 12/01/24 ( Alternative Minimum Tax)

  1,505,000     Pennsylvania Higher Education Assistance Agency                       No Opt. Call           AAA         1,517,793
                  Student Loan Revenue Bonds, 1984 Series A,
                  4.625%, 12/01/00

    750,000     Pennsylvania Higher Educational Facilities Authority,                  7/99 at 102            Aa           756,165
                  Revenue Bonds (Thomas Jefferson University--
                  Life Sciences Building Project), 1989 Series A,
                  6.000%, 7/01/19

    540,000     Pennsylvania Housing Finance Agency, Single Family                    10/01 at 102           AA+           571,952
                  Mortgage Revenue Bonds, Series 1991-32,
                  7.150%, 4/01/15

  1,250,000     Pennsylvania Housing Finance Agency Single Family                      4/06 at 102           AA+         1,270,225
                  Mortgage Revenue Bonds, Series 1996-50A,
                  6.000%, 10/01/13

  2,000,000     Pennsylvania Housing Finance Agency Single Family                      4/06 at 102           AA+        2,037, 380
                  Mortgage Revenue Bonds, Series 1996-51,
                  6.375%, 4/01/28 (Alternative Minimum Tax)

                Pennsylvania Industrial Development Authority,
                Economic Development Revenue Bonds, Series 1994:
  1,000,000       7.000%, 7/01/06                                                     No Opt. Call           Aaa         1,155,610
  1,000,000       7.000%, 7/01/07                                                     No Opt. Call           Aaa         1,158,600

  1,390,000     Pennsylvania Intergovernmental Cooperative Authority                  No Opt. Call           Aaa         1,599,209
                  (City of Philadelphia Funding Program), Series of
                  1994, 7.000%, 6/15/05

  3,965,000     Pennsylvania Intergovernmental Cooperation Authority,                  6/02 at 100            A-         4,386,281
                  Special Tax Revenue Bonds (City of Philadelphia
                  Funding Program), Series of 1992, 6.800%, 6/15/12
                  (Pre-refunded to 6/15/02)

  4,000,000     Pennsylvania Intergovernmental Cooperation Authority,                  6/03 at 100           Aaa         3,804,320
                  Special Tax Revenue Refunding Bonds, (City of
                  Philadelphia Funding Program), Series of 1993A,
                  5.000%, 6/15/13

  2,300,000     Pennsylvania Turnpike Commission, Pennsylvania Turnpike               12/02 at 102           Aaa         2,215,636
                  Revenue Bonds, Series 0 of 1992, 5.500%, 12/01/17

                                                                                                      Nuveen Tax-Free Mutual Funds
                                                                                                    January 31, 1997 Annual Report

  Principal                                                                           Optional Call                         Market
     Amount     Description                                                             Provisions*    Ratings**             Value
------------------------------------------------------------------------------------------------------------------------------------

$1,525,000      Allegheny County Hospital Development Authority                        No Opt. Call            A        $1,696,029
                  (Allegheny County, Pennsylvania), Hospital Revenue
                  Bonds, Series Q (Allegheny Valley Hospital, Sublessee),
                  7.000%, 8/01/15

 1,500,000      Allegheny County Hospital Development Authority,                        6/02 at 102          BBB         1,565,025
                  (Allegheny County, Pennsylvania) Health and Education
                  Revenue Bonds, Series 1992 (The Rehabilitation Institute
                  of Pittsburgh Project), 7.000%, 6/01/22

 3,000,000      Allegheny County Residential Finance Authority                         10/05 at 100          AAA         3,041,550
                  Mortgage Revenue Bonds (FHA Insured Mortgage,
                  Ladies Grand Army of the Republic Health Facility
                  Project) 1995 Series G, 6.350%, 10/01/36

 2,000,000      Allegheny County Residential Finance Authority,                        No Opt. Call          Aaa           244,480
                  Single Family Mortgage Revenue Bonds, 1994 Series Y,
                  0.000%, 5/01/27 (Alternative Minimum Tax)

 2,000,000      Armstrong County Hospital Authority (Armstrong County,                 12/01 at 100          Aaa         2,105,760
                  Pennsylvania), Health Center Revenue Refunding
                  Bonds, Series 1991 (Canterbury Place Project),
                  6.500%, 12/01/21

 1,000,000      Bucks County Community College Authority, Bucks County,                 6/02 at 100           Aa         1,078,920
                  Pennsylvania, College Building Revenue and Refunding
                  Bonds, Series of 1992, 6.250%, 6/15/14
                  (Pre-refunded to 6/15/02)

 1,000,000      Chester Water Authority, Delaware County, Pennsylvania,                12/98 at 100          Aaa           976,600
                  Water Revenue Bonds, Series of 1993, 5.200%, 12/01/11

 2,850,000      Deer Lakes School District (Allegheny County,                           1/04 at 100          Aaa         2,992,557
                  Pennsylvania), General Obligation Bonds, Series of 1995,
                  6.350%, 1/15/14

   800,000      Greater Lebanon Refuse Authority, Lebanon County,                      11/02 at 100           A-           860,360
                  Pennsylvania Solid Waste Revenue Bonds,
                  Series of 1992, 7.000%, 11/15/04

   550,000      The City of Jeannette Health Services Authority Hospital               11/06 at 102         BBB+           544,863
                  Revenue Bonds, (Jeannette District Memorial Hospital)
                  Series A of 1996, 6.000%, 11/01/18

 1,610,000      Lehigh County Industrial Development Authority Pollution               11/02 at 102          Aaa         1,703,911
                  Control Revenue Refunding Bonds, 1992 Series A
                  (Pennsylvania Power & Light Company Project),
                  6.400%, 11/01/21

                Portfolio of Investments
                Pennsylvania -- continued

  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
 $  950,000     Luzerne County Industrial Development Authority Exempt                12/02 at 102            A3      $1,008,055
                  Facilities Revenue Bonds, 1992 Series B
                  (Pennsylvania Gas and Water Company Project), 7.125%,
                  12/01/22 (Alternative Minimum Tax)

  1,500,000     Luzerne County Industrial Development Authority Exempt                12/04 at 102           Aaa       1,689,255
                  Facilities Revenue Refunding Bonds, 1994 Series A
                  (Pennsylvania Gas and Water Company Project), 7.000%,
                  12/01/17 (Alternative Minimum Tax)

  2,000,000     McKeesport Area School District (Allegheny County,                    10/06 at 100           Aaa       2,047,660
                  Pennsylvania) General Obligation Bonds, Series of
                  1996A, 6.000%, 10/01/25

  3,000,000     County of Montgomery, Pennsylvania,                                   10/00 at 100           Aaa       3,172,290
                  General Obligation Bonds, Series A of 1995,
                  6.100%, 10/15/25 (Pre-refunded to 10/15/00)

  2,000,000     Montgomery County Higher Education and Health                          1/06 at 101           BBB       2,001,580
                  Authority Mortgage Revenue Bonds, Series of 1996
                  (Waverly Heights Project), 6.375%, 1/01/26

  1,800,000     Northampton County Higher Education Authority,                        10/01 at 102           Aaa       1,988,964
                  University Revenue Bonds, Series of 1991 (Lehigh
                  University), 6.900%, 10/15/06

  2,000,000     Philadelphia Authority for Industrial Development                      7/03 at 102            AA       1,899,300
                  Project Revenue Refunding Bonds
                  (PGH Development Corporation), Series of 1993,
                  5.250%, 7/01/17

  2,000,000     City of Philadelphia, Pennsylvania Gas Works Revenue                   7/03 at 102           Aaa       2,135,260
                  Bonds, Fourteenth Series, 6.375%, 7/01/14

  1,275,000     The Hospitals and Higher Education Facilities Authority                7/98 at 100           Aaa       1,247,333
                  of Philadelphia Hospital Revenue Refunding Bonds,
                  Series A of 1996 (St. Agnes Medical Center/
                  Franciscan Health System Project), 5.250%, 7/01/10

  3,000,000     Urban Redevelopment Authority of Pittsburgh Home                       8/05 at 102             A       3,035,460
                  Improvement Loan Bonds, 1995 Series A, 6.375%,
                  8/01/18 (Alternative Minimum Tax)

  1,075,000     Urban Redevelopment Authority of Pittsburgh Mortgage                   4/04 at 102            A1       1,097,425
                  Revenue Bonds, 1994 Series A, 6.625%, 4/01/22
                  (Alternative Minimum Tax)

    500,000     Saint Mary Hospital Authority Hospital Revenue                         7/02 at 102           Aaa         539,240
                  Bonds, Series 1992A (Franciscan Health System/
                  Saint Mary Hospital of Langhorne, Inc.), 6.500%, 7/01/12

                                                                                                       Nuveen Tax-Free Mutual Funds
                                                                                                     January 31, 1997 Annual Report

  Principal                                                                           Optional Call                          Market
     Amount     Description                                                             Provisions*    Ratings**              Value
-----------------------------------------------------------------------------------------------------------------------------------

$   230,000     Health Care Facilities Authority of Sayre (Pennsylvania),              3/01 at 102           Aaa        $   253,499
                  Series 1991A Revenue Bonds, Guthrie Healthcare
                  System, 7.100%, 3/01/17

    350,000     Washington County Hospital Authority, Hospital Revenue                 4/02 at 102             A            370,773
                  Bonds, Series 1992 (Monongahela Valley Hospital,
                  Inc. Project), 6.750%, 12/01/08

    935,000     The Municipal Authority of the Borough of West View                   No Opt. Call           Aaa          1,295,340
                  (Allegheny County, Pennsylvania), Special Obligation
                  Bonds, Series of 1985A, 9.500%, 11/15/14

    600,000     The General Municipal Authority of the City of Wilkes-                12/00 at 100           N/R            644,265
                  Barre, College Misericordia Revenue Bonds,
                  Refunding Series A of 1992, 7.750%, 12/01/12
-----------------------------------------------------------------------------------------------------------------------------------
$66,250,000     Total Investments -- (cost  $64,549,638) -- 98.1%                                                        67,353,475
=============----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 1.9%                                                                     1,280,820
                -------------------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                                      $68,634,295
                ===================================================================================================================

                Summary Ratings**--Portfolio of Investments

                            Standard                                            Number              Market                   Market
                            & Poor's                      Moody's        of Securities               Value                  Percent
                -------------------------------------------------------------------------------------------------------------------
                                 AAA                          Aaa                   21         $36,884,867                      54%

                        AA+, AA, AA-            Aa1, Aa, Aa2, Aa3                    7          10,471,742                      16

                                  A+                           A1                    1           1,097,425                       2

                               A, A-                    A, A2, A3                    6          11,356,958                      17

                     BBB+, BBB, BBB-        Baa1, Baa, Baa2, Baa3                    4           6,898,218                      10

                           Non-rated                    Non-rated                    1             644,265                       1
                -------------------------------------------------------------------------------------------------------------------
                 Total                                                              40         $67,353,475                     100%
                ===================================================================================================================

                * Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                ** Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                N/R -- Investment is not rated.


                                                                                     See accompanying notes to financial statements.


                Portfolio of Investments
                Virginia

  Principal                                                                           Optional Call                          Market
     Amount     Description                                                             Provisions*    Ratings**              Value
------------------------------------------------------------------------------------------------------------------------------------
                Metropolitan Washington Airports Authority,
                Airport System Revenue Bonds, Series 1992A:
$ 1,500,000       6.625%, 10/01/19 (Alternative Minimum Tax)                           10/02 at 102          Aaa        $ 1,608,810
  1,500,000       6.250%, 10/01/21 (Alternative Minimum Tax)                           10/02 at 102          Aaa          1,559,490

  1,000,000     Metropolitan Washington Airports Authority,                            10/04 at 102          Aaa            984,040
                  Airport System Revenue Bonds, Series 1994A,
                  5.750%, 10/01/20 (Alternative Minimum Tax)

  2,260,000     City of Virginia Beach Development Authority                           11/01 at 102           Aa          2,311,370
                  (Virginia), Hospital Revenue Bonds (Sentara
                  Bayside Hospital), Series 1991, 6.300%, 11/01/21

    800,000     Virginia College Building Authority, Educational                        5/02 at 102           A-            850,808
                  Facilities Revenue Bonds, (Randolph-Macon College
                  Project), Series of 1992, 6.625%, 5/01/13

                Virginia College Building Authority, Educational
                Facilities Revenue Bonds (The Washington and Lee
                University Project), Series of 1994:
  1,000,000       5.750%, 1/01/14                                                       1/04 at 102           Aa          1,003,750
  1,000,000       5.800%, 1/01/24                                                       1/04 at 102           Aa          1,001,670

    650,000     Virginia Housing Development Authority, Commonwealth                    1/00 at 102          Aa1            674,018
                  Mortgage Bonds, 1990 Series B, Subseries B-4,
                  6.850%, 7/01/17

  4,000,000     Virginia Housing Development Authority, Commonwealth                    1/02 at 102          Aa1          4,148,080
                  Mortgage Bonds, 1992 Series A, 7.150%, 1/01/33

    800,000     Virginia Housing Development Authority, Multi-Family                    5/02 at 102          AA+            848,168
                  Housing Bonds, 1992 Series D, 6.800%, 11/01/09

  1,090,000     Virginia Public Building Authority, State Building Revenue              8/01 at 102           Aa          1,195,992
                  Bonds, Series 1991A, 6.500%, 8/01/11

  1,000,000     Virginia Resources Authority, Sewer System Revenue                     10/05 at 102           AA          1,005,770
                  Bonds, 1995 Series A, (Hopewell Regional Wastewater
                  Treatment Facility Project), 6.000%, 10/01/25
                  (Alternative Minimum Tax)

  1,960,000     Virginia Resources Authority, Solid Waste Disposal System               4/05 at 102           AA          1,906,120
                  Revenue Bonds, (County of Prince William, Virginia--
                  Refunding), 1995 Series A, 5.500%, 4/01/15

    800,000     Virginia Resources Authority, Water System Refunding                    4/02 at 102           AA            841,776
                  Revenue Bonds, 1992 Series A, 6.450%, 4/01/13

  1,000,000     Town of Abington, Virginia, General Obligation Capital                  8/02 at 102            A          1,049,660
                  Improvement Bonds, Series 1992, 6.250%, 8/01/12

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
$ 2,060,000     Industrial Development Authority of Albemarle                         10/03 at 102             A     $ 2,070,918
                  County, Virginia, Hospital Refunding Revenue Bonds
                  (Martha Jefferson Hospital), Series 1993,
                  5.875%, 10/01/13

  2,250,000     Capital Region Airport Commission, Richmond                            7/05 at 102           Aaa       2,206,102
                  (Virginia), International Airport Projects, Airport
                  Revenue Bonds, Series 1995A,
                  5.625%, 7/01/25

    750,000     Charlottesville-Albemarle Airport Authority, (Virginia),              12/05 at 102           BBB         740,625
                  Airport Revenue Refunding Bonds, Series 1995,
                  6.125%, 12/01/13 (Alternative Minimum Tax)

  2,500,000     Chesapeake Bay Bridge and Tunnel District, General                     7/01 at 102           Aaa       2,731,574
                  Resolution Revenue Bonds, Refunding Series 1991,
                  6.375%, 7/01/22 (Pre-refunded to 7/01/01)

  1,000,000     Industrial Development Authority of Covington--Alleghany               4/02 at 102            A-       1,105,960
                  County Virginia, Hospital Facility Revenue Bonds,
                  (Alleghany Regional Hospital) Series 1992,
                  6.625%, 4/01/12 (Pre-refunded to 4/01/02)

  1,460,000     Industrial Development Authority of Fairfax County,                    No Opt. Call          Aaa       1,400,475
                  Virginia, Hospital Revenue Refunding Bonds,
                  (Inova Health System Hospitals Project) Series 1993A,
                  5.000%, 8/15/13

    500,000     Fairfax County Redevelopment and Housing Authority,                   12/06 at 103           AAA         501,285
                  Multifamily Housing Revenue Refunding Bonds (FHA
                  Insured Mortgage Loan--Paul Spring Retirement
                  Center) Series 1996A, 6.000%, 12/15/28

  3,250,000     Fairfax County (Virginia) Water Authority, Water                       4/02 at 100            Aa       3,214,445
                  Refunding Revenue Bonds, Series 1992,
                  5.750%, 4/01/29

  1,110,000     The Industrial Development Authority of the County                    12/05 at 102            A+       1,122,798
                  of Giles, Virginia, Exempt Facility Revenue Bonds,
                  Hoechst Celanese Project, Series 1995,
                  5.950%, 12/01/25 (Alternative Minimum Tax)

  3,000,000     Hampton Roads Regional Jail Authority, Regional Jail                   7/06 at 102           Aaa       2,911,050
                  Facility Revenue Bonds, Series 1996A, 5.500%, 7/01/24

    500,000     Industrial Development Authority of the City of Hampton,              11/04 at 102             A         535,925
                  Virginia, Hospital Revenue and Refunding Bonds
                  (Sentara Hampton General Hospital), Series 1994A,
                  6.500%, 11/01/12

                Portfolio of Investments

                Virginia -- continued

  Principal                                                                          Optional Call                          Market
     Amount     Description                                                            Provisions*     Ratings**             Value
----------------------------------------------------------------------------------------------------------------------------------
$ 2,500,000     Henrico County, Virginia, Water and Sewer System                       5/02 at 100           AA-        $2,582,525
                  Refunding Revenue Bonds, Series 1992, 6.250%, 5/01/13

  1,000,000     Loudoun County Sanitation Authority (Virginia), Water                  1/03 at 102           Aaa         1,053,130
                  and Sewer System Revenue Bonds, Refunding
                  Series 1992, 6.250%, 1/01/16

  1,000,000     Industrial Development Authority of Loudoun County,                    5/02 at 102            A1         1,023,650
                  Virginia, University Facilities Revenue Refunding Bonds
                  (The George Washington University), Series of 1992,
                  6.250%, 5/15/22

  1,500,000     Industrial Development Authority of the City of Lynchburg,             9/03 at 102            A-         1,512,975
                  Virginia, Educational Facilities Revenue Bonds,
                  (Randolph-Macon Women's College), Series 1993,
                  5.875%, 9/01/13

  2,080,000     Peninsula Ports Authority of Virginia, Health System                   7/02 at 102            Aa         2,195,565
                  Revenue and Refunding Bonds (Riverside Health
                  System Project), Series 1992-A, 6.625%, 7/01/18

  2,500,000     Prince William County Park Authority, (Virginia), Revenue             10/04 at 102            A-         2,690,300
                  Bonds, Series 1994, 6.875%, 10/15/16

  1,000,000     Prince William County Service Authority (Virginia),                    7/01 at 100           Aaa         1,012,480
                  Water and Sewer System Revenue Bonds,
                  Series 1991, 6.000%, 7/01/29

  3,005,000     City of Richmond, Virginia, General Obligation Public                  7/03 at 102            AA         2,901,448
                  Improvement Bonds, Series 1993B, 5.500%, 7/15/23

  2,250,000     Valley Resource Authority of the City of Roanoke,                      9/02 at 102            A+         2,239,583
                  Virginia, Solid Waste System Revenue Bonds,
                  Series 1992, 5.750%, 9/01/12

  1,000,000     Industrial Development Authority of the City of Roanoke,               7/00 at 100           Aaa         1,066,060
                  Virginia, Hospital Revenue Bonds (Roanoke Memorial
                  Hospitals, Community Hospital of Roanoke Valley and
                  Franklin Memorial Hospital Project), Series 1990,
                  6.500%, 7/01/25 (Pre-refunded to 7/01/00)

                Industrial Development Authority of Rockingham County,
                Virginia, Educational Facilities Revenue Bonds
                (Bridgewater College), Series 1993:
    400,000       5.600%, 10/01/06                                                    10/03 at 102           Baa          399,640
    400,000       5.700%, 10/01/07                                                    10/03 at 102           Baa          400,100

  2,750,000     Southeastern Public Service Authority of Virginia, Senior              7/03 at 102            A-        2,754,318
                  Revenue Bonds, Series 1993, (Regional Solid Waste
                  System), 6.000%, 7/01/13 (Alternative Minimum Tax)

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report


  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
                Staunton Industrial Development Authority, Educational
                Facilities Revenue Bonds, (Mary Baldwin College):
$   350,000       5.900%, 11/01/03                                                    No Opt. Call           N/R     $   352,867
    370,000       6.000%, 11/01/04                                                    No Opt. Call           N/R         373,378

    480,000     Suffolk Redevelopment and Housing Authority, Multifamily               7/02 at 104          Baa2         509,538
                  Housing Revenue Refunding Bonds, Series 1994 (Chase
                  Heritage at Dulles Project), 7.000%, 7/01/24
                  (Mandatory put 7/01/04)

  4,000,000     Upper Occoquan Sewage Authority (Virginia), Regional                   1/04 at 102           Aaa       3,587,080
                  Sewerage System Revenue Refunding Bonds,
                  Series of 1993, 5.000%, 7/01/21

    800,000     Puerto Rico Highway and Transportation Authority,                  7/02 at 101 1/2           AAA         894,400
                  Highway Revenue Bonds, (Series T),
                  6.625%, 7/01/18 (Pre-refunded to 7/01/02)
----------------------------------------------------------------------------------------------------------------------------------
$66,125,000     Total Investments -- (cost $63,784,516) -- 99.0%                                                      67,079,716
===========-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 1.0%                                                                    685,539
                ------------------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                                   $67,765,255
                ==================================================================================================================

                Summary of Ratings** -- Portfolio of Investments

                              Standard                                              Number             Market              Market
                               & Poor's                     Moody's          of Securities              Value             Percent
                 ------------------------------------------------------------------------------------------------------------------
                                    AAA                         Aaa                     13         $21,515,976                 32%

                           AA+, AA, AA-           Aa1, Aa, Aa2, Aa3                     14          25,830,697                 39

                                     A+                          A1                      3           4,386,031                  6

                                  A, A-                   A, A2, A3                      8          12,570,864                 19

                        BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                      4           2,049,903                  3

                              Non-rated                   Non-rated                      2             726,245                  1
                ------------------------------------------------------------------------------------------------------------------
                Total                                                                   44         $67,079,716                100%
                ==================================================================================================================
                *      Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                **     Ratings (not covered by the report of independent public accountants): Using the higher of Standard & Poor's or Moody's rating.

                N/R -- Investment is not rated.

                                                                                     See accompanying notes to financial statements.

                41

             Statement of Net Assets
             January 31, 1997

                                                                          AZ           FL           MD
------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value (note 1)    $24,344,465  $63,837,942  $56,016,353
Temporary investments in short-term municipal securities,
 at amortized cost (note 1)                                                -            -    1,000,000
Cash                                                                 442,400    1,227,264      226,802
Receivables:
 Interest                                                            267,983      918,701      514,232
 Shares sold                                                         175,302        1,800            -
 Investments sold                                                     35,000            -            -
Other assets                                                           4,588        3,311        5,829
------------------------------------------------------------------------------------------------------
   Total assets                                                   25,269,738   65,989,018   57,763,216
------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                             -            -            -
Payable for shares redeemed                                            2,875      213,865       13,958
Accrued expenses:
 Management fees (note 6)                                             11,620       30,662       26,841
 Other                                                                33,580       48,457       62,321
Dividends payable                                                          -            -      150,216
------------------------------------------------------------------------------------------------------
   Total liabilities                                                  48,075      292,984      253,336
------------------------------------------------------------------------------------------------------
Net assets (note 7)                                              $25,221,663  $65,696,034  $57,509,880
======================================================================================================
Class A Shares (note 1)
Net assets                                                       $ 5,367,690  $11,119,107  $11,787,597
Shares outstanding                                                   509,918    1,076,482    1,150,502
Net asset value and redemption price per share                   $     10.53  $     10.33  $     10.25
Offering price per share (net asset value per share plus
 maximum sales charge of 4.50% of offering price)                $     11.03  $     10.82  $     10.73
======================================================================================================
Class C Shares (note 1)
Net assets                                                       $   530,721  $   358,702  $ 1,984,645
Shares outstanding                                                    50,825       34,871      193,854
Net asset value, offering and redemption price per share         $     10.44  $     10.29  $     10.24
======================================================================================================
Class R Shares (note 1)
Net assets                                                       $19,323,252  $54,218,225  $43,737,638
Shares outstanding                                                 1,847,032    5,243,213    4,264,334
Net asset value, offering and redemption price per share         $     10.46  $     10.34  $     10.26
======================================================================================================

                                 See accompanying notes to financial statements.

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

                                                                           MI           PA           VA
-------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value (note 1)     $32,372,368  $67,353,475  $67,079,716
Temporary investments in short-term municipal securities,
  at amortized cost (note 1)                                               --           --           --
Cash                                                                   29,767      372,308           --
Receivables:
  Interest                                                            468,630      875,779      849,206
  Shares sold                                                         129,895      116,687       16,490
  Investments sold                                                         --           --           --
Other assets                                                            5,755        7,148        2,748
-------------------------------------------------------------------------------------------------------
  Total assets                                                     33,006,415   68,725,397   67,948,160
-------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                             --           --       71,820
Payable for shares redeemed                                                --           --       10,099
Accrued expenses:
  Management fees (note 6)                                             15,320       31,765       31,468
  Other                                                                39,013       59,337       69,518
Dividends payable                                                          --           --           --
-------------------------------------------------------------------------------------------------------
  Total liabilities                                                    54,333       91,102      182,905
-------------------------------------------------------------------------------------------------------
Net assets (note 7)                                               $32,952,082  $68,634,295  $67,765,255
=======================================================================================================
Class A Shares (note 1)
Net assets                                                        $ 5,517,761  $10,326,580  $ 9,273,783
Shares outstanding                                                    525,313      978,428      888,847
Net asset value and redemption price per share                    $     10.50  $     10.55  $     10.43
Offering price per share (net asset value per share plus
 maximum sales charge of 4.50% of offering price)                 $     10.99  $     11.05  $     10.92
=======================================================================================================
Class C Shares (note 1)
Net assets                                                        $   345,582  $ 1,033,183  $ 1,158,978
Shares outstanding                                                     32,870       98,980      111,412
Net asset value, offering and redemption price per share          $     10.51  $     10.44  $     10.40
=======================================================================================================
Class R Shares (note 1)
Net assets                                                        $27,088,739  $57,274,532  $57,332,494
Shares outstanding                                                  2,577,031    5,441,112    5,496,304
Net asset value, offering and redemption price per share          $     10.51  $     10.53  $     10.43
=======================================================================================================

                                 See accompanying notes to financial statements.

             Statement of Operations

             Year ended January 31, 1997

                                                                            AZ            FL            MD
----------------------------------------------------------------------------------------------------------
Investment Income

Tax-exempt interest income (note 1)                                $ 1,409,350   $ 3,593,764   $ 3,259,374
----------------------------------------------------------------------------------------------------------

Expenses

  Management fees (note 6)                                             132,967       345,435       308,754
  12b-1 service fees -- Class A (notes 1 and 6)                         11,526        21,762        23,402
  12b-1 distribution and service fees -- Class C (notes 1 and 6)         4,586         2,466        17,826
  Shareholders' servicing agent fees and expenses                       22,931        56,125        63,195
  Custodian's fees and expenses                                         39,054        44,231        54,862
  Trustees' fees and expenses (note 6)                                     959         1,759           881
  Professional fees                                                     11,368        13,834        15,074
  Shareholders' reports -- printing and mailing expenses                10,457        22,890        26,663
  Federal and state registration fees                                    7,128         3,594         8,086
  Amortization of deferred organization costs (note 1)                   6,998         6,998         7,828
  Other expenses                                                         2,077         3,743         3,472
----------------------------------------------------------------------------------------------------------
    Total expenses before expense reimbursement                        250,051       522,837       530,043
  Expense reimbursement from investment adviser (note 6)               (52,620)      (27,560)      (67,787)
----------------------------------------------------------------------------------------------------------
    Net expenses                                                       197,431       495,277       462,256
----------------------------------------------------------------------------------------------------------
    Net investment income                                            1,211,919     3,098,487     2,797,118
----------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Investments

Net realized gain (loss) from investment transactions
    (notes 1 and 4)                                                     80,171      (213,030)       68,885
Net change in unrealized appreciation or depreciation
  of investments                                                      (535,678)   (1,065,819)   (1,067,755)
----------------------------------------------------------------------------------------------------------
  Net gain (loss) from investments                                    (455,507)   (1,278,849)     (998,870)
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                         $   756,412   $ 1,819,638   $ 1,798,248
==========================================================================================================

                                 See accompanying notes to financial statements.

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

                                                                           MI            PA            VA
---------------------------------------------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)                                $1,940,678   $ 3,842,586   $ 3,935,312
---------------------------------------------------------------------------------------------------------
Expenses
 Management fees (note 6)                                             182,513       357,802       364,787
 12b-1 service fees -- Class A (notes 1 and 6)                         12,011        19,419        19,494
 12b-1 distribution and service fees -- Class C (notes 1 and 6)         2,894        10,735         9,820
 Shareholders' servicing agent fees and expenses                       36,881        86,468        68,925
 Custodian's fees and expenses                                         38,648        51,124        44,859
 Trustees' fees and expenses (note 6)                                   1,231         1,798         1,176
 Professional fees                                                     12,146        13,927        20,034
 Shareholders' reports -- printing and mailing expenses                20,890        36,505        44,521
 Federal and state registration fees                                    6,196         4,619         5,261
 Amortization of deferred organization costs (note 1)                   8,424         7,984         5,824
 Other expenses                                                         2,758         4,375         5,090
---------------------------------------------------------------------------------------------------------
   Total expenses before expense reimbursement                        324,592       594,756       589,791
 Expense reimbursement from investment adviser (note 6)               (60,806)      (76,616)      (63,039)
---------------------------------------------------------------------------------------------------------
   Net expenses                                                       263,786       518,140       526,752
---------------------------------------------------------------------------------------------------------
   Net investment income                                            1,676,892     3,324,446     3,408,560
---------------------------------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) from Investments

Net realized gain (loss) from investment transactions
 (notes 1 and 4)                                                     (132,434)      779,121      (152,699)
Net change in unrealized appreciation or depreciation
 of investments                                                      (475,191)   (1,021,843)     (859,495)
---------------------------------------------------------------------------------------------------------
   Net gain (loss) from investments                                  (607,625)     (242,722)   (1,012,194)
---------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                         $1,069,267   $ 3,081,724   $ 2,396,366
=========================================================================================================

                                 See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                 AZ
                                                             -------------------------------------------
                                                             Year ended 1/31/97      Year ended 1/31/96
--------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $ 1,211,919             $ 1,030,283
Net realized gain (loss) from investment transactions
  (notes 1 and 4)                                                        80,171                 (27,336)
Net change in unrealized appreciation or depreciation
  of investments                                                       (535,678)              1,629,699
--------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                              756,412               2,632,646
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
  Class A                                                              (225,221)               (101,157)
  Class C                                                               (18,614)                 (6,237)
  Class R                                                              (969,893)               (937,616)
From accumulated net realized gains from
  investment transactions:
  Class A                                                                    --                      --
  Class C                                                                    --                      --
  Class R                                                                    --                      --
--------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders            (1,213,728)             (1,045,010)
--------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 2)
Net proceeds from sale of shares:
  Class A                                                             1,972,867               2,882,755
  Class C                                                               224,697                 273,019
  Class R                                                             1,938,481               2,473,853
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions:
  Class A                                                               121,104                  38,250
  Class C                                                                18,877                   5,264
  Class R                                                               619,778                 529,462
--------------------------------------------------------------------------------------------------------
                                                                      4,895,804               6,202,603
--------------------------------------------------------------------------------------------------------
Cost of shares redeemed:
  Class A                                                              (554,634)               (303,388)
  Class C                                                               (38,151)                 (3,168)
  Class R                                                            (2,379,921)             (1,449,215)
--------------------------------------------------------------------------------------------------------
                                                                     (2,972,706)             (1,755,771)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  derived from Fund share transactions                                1,923,098               4,446,832
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                 1,465,782               6,034,468
Net assets at the beginning of year                                  23,755,881              17,721,413
--------------------------------------------------------------------------------------------------------
Net assets at the end of year                                       $25,221,663             $23,755,881
========================================================================================================
Balance of undistributed net investment income at end of year       $        --             $     1,809
========================================================================================================

                                                        See accompanying notes to financial statements.

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

                                                                                         FL
                                                                      ----------------------------------------
                                                                      Year ended 1/31/97    Year ended 1/31/96
--------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                        $ 3,098,487          $  2,868,644
Net realized gain (loss) from investment transactions
  (notes 1 and 4)                                                               (213,000)             (140,189)
Net change in unrealized appreciation or depreciation
  of investments                                                              (1,065,819)            4,780,693
--------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                     1,819,638             7,509,148
--------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
  Class A                                                                       (417,408)             (148,024)
  Class C                                                                         (9,755)               (5,956)
  Class R                                                                     (2,692,120)           (2,730,462)
From accumulated net realized gains from investment transactions:
  Class A                                                                             --                    --
  Class C                                                                             --                    --
  Class R                                                                             --                    --
--------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                     (3,119,283)           (2,884,442)
--------------------------------------------------------------------------------------------------------------
Fund Share Transactions (note 2)
Net proceeds from sale of shares:
  Class A                                                                      6,613,090             4,315,210
  Class C                                                                        206,811                77,334
  Class R                                                                      6,098,663             8,465,473
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions:
  Class A                                                                        226,923                52,678
  Class C                                                                          4,719                 3,575
  Class R                                                                      1,593,972             1,500,287
--------------------------------------------------------------------------------------------------------------
                                                                              14,744,178            14,414,557
--------------------------------------------------------------------------------------------------------------
Cost of shares redeemed:
  Class A                                                                     (1,443,629)             (173,983)
  Class C                                                                        (17,677)                   --
  Class R                                                                     (7,595,823)          (11,564,633)
--------------------------------------------------------------------------------------------------------------
                                                                              (9,057,129)          (11,738,616)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  derived from Fund share transactions                                         5,687,049             2,675,941
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                          4,387,404             7,300,647
Net assets at the beginning of year                                           61,308,630            54,007,983
--------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                                $65,696,034          $ 61,308,630
--------------------------------------------------------------------------------------------------------------
Balance of undistributed net investment income at end of year                $        --          $     20,796
--------------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

                                                                                 MD
                                                                 ----------------------------------------
                                                                 Year ended 1/31/97   Year ended 1/31/96
---------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                   $ 2,797,118          $ 2,553,861
Net realized gain (loss) from investment transactions
 (notes 1 and 4)                                                             68,885              138,640
Net change in unrealized appreciation or depreciation
 of investments                                                          (1,067,755)           3,998,568
---------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                1,798,248            6,691,069
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
 Class A                                                                   (444,620)            (198,145)
 Class C                                                                    (71,252)             (47,180)
 Class R                                                                 (2,248,162)          (2,335,847)
From accumulated net realized gains from
 investment transactions:
 Class A                                                                          -                    -
 Class C                                                                          -                    -
 Class R                                                                          -                    -
---------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                (2,764,034)          (2,581,172)
---------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 2)
Net proceeds from sale of shares:
 Class A                                                                  6,107,242            5,206,011
 Class C                                                                    841,446              645,990
 Class R                                                                  2,063,260            4,099,669
Net proceeds from shares issued to shareholders
 due to reinvestment of distributions:
 Class A                                                                    308,915              112,734
 Class C                                                                     55,286               39,318
 Class R                                                                  1,417,349            1,461,612
---------------------------------------------------------------------------------------------------------
                                                                         10,793,498           11,565,334
---------------------------------------------------------------------------------------------------------
Cost of shares redeemed:
 Class A                                                                 (1,394,119)            (350,679)
 Class C                                                                   (327,651)            (195,323)
 Class R                                                                 (6,283,336)          (4,647,731)
---------------------------------------------------------------------------------------------------------
                                                                         (8,005,106)          (5,193,733)
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 derived from Fund share transactions                                     2,788,392            6,371,601
---------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                     1,822,606           10,481,498
Net assets at the beginning of year                                      55,687,274           45,205,776
---------------------------------------------------------------------------------------------------------
Net assets at the end of year                                           $57,509,880          $55,687,274
---------------------------------------------------------------------------------------------------------
Balance of undistributed net investment income at end of year           $    34,020          $       936
---------------------------------------------------------------------------------------------------------

                                 See accompanying notes to financial statements.

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

                                                                              MI
                                                             ---------------------------------------
                                                             YEAR ENDED 1/31/97  YEAR ENDED 1/31/96
----------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                             $   1,676,892         $ 1,588,746
Net realized gain (loss) from investment transactions
  (notes 1 and 4)                                                      (132,434)            414,083
Net change in unrealized appreciation or depreciation
  of investments                                                       (475,191)          2,255,770
----------------------------------------------------------------------------------------------------
Net increase in net assets from operations                            1,069,267           4,258,599
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)
From undistributed net investment income:
  Class A                                                              (242,169)           (110,174)
  Class C                                                               (12,277)             (5,812)
  Class R                                                            (1,433,339)         (1,479,047)
From accumulated net realized gains from
  investment transactions:
  Class A                                                               (20,724)             (9,042)
  Class C                                                                (1,239)               (536)
  Class R                                                              (155,518)            (88,511)
----------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders            (1,865,266)         (1,693,122)
----------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 2)
Net proceeds from sale of shares:
  Class A                                                             2,079,376           3,071,799
  Class C                                                               206,420             146,180
  Class R                                                             1,780,528           3,061,856
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions:
  Class A                                                               167,112              58,075
  Class C                                                                11,723               5,428
  Class R                                                             1,178,293           1,044,771
----------------------------------------------------------------------------------------------------
                                                                      5,423,452           7,388,109
----------------------------------------------------------------------------------------------------
Cost of shares redeemed:
  Class A                                                              (669,494)           (171,433)
  Class C                                                               (99,102)             (4,206)
  Class R                                                            (5,291,205)         (3,009,162)
----------------------------------------------------------------------------------------------------
                                                                     (6,059,801)         (3,184,801)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  derived from Fund share transactions                                 (636,349)          4,203,308
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                (1,432,348)          6,768,785
Net assets at the beginning of year                                  34,384,430          27,615,645
----------------------------------------------------------------------------------------------------
Net assets at the end of year                                       $32,952,082         $34,384,430
====================================================================================================
Balance of undistributed net investment income at end of year       $        --         $    10,893
====================================================================================================

                See accompanying notes to financial statements.

                                                                                       PA
                                                                 ----------------------------------------------
                                                                   Year ended 1/31/97        Year ended 1/31/96
---------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                     $ 3,324,446              $ 3,007,154
Net realized gain (loss) from investment transactions
 (notes 1 and 4)                                                              779,121                  (36,684)
Net change in unrealized appreciation or depreciation
 of investments                                                            (1,021,843)               4,855,692
--------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                  3,081,724                7,826,162
--------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
 Class A                                                                     (388,733)                (173,805)
 Class C                                                                      (44,583)                 (28,974)
 Class R                                                                   (2,896,781)              (2,830,558)
From accumulated net realized gains from
 investment transactions:
 Class A                                                                           --                       --
 Class C                                                                           --                       --
 Class R                                                                           --                       --
--------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                  (3,330,097)              (3,033,337)
--------------------------------------------------------------------------------------------------------------
Fund Share Transactions (note 2)
Net proceeds from sale of shares:
 Class A                                                                    5,158,973                4,222,635
 Class C                                                                      313,596                  633,225
 Class R                                                                    4,815,608                6,005,478
Net proceeds from shares issued to shareholders
 due to reinvestment of distributions:
 Class A                                                                      312,895                  126,885
 Class C                                                                       38,889                   24,758
 Class R                                                                    1,961,068                1,786,453
--------------------------------------------------------------------------------------------------------------
                                                                           12,601,029               12,799,434
--------------------------------------------------------------------------------------------------------------
Cost of shares redeemed:
 Class A                                                                    (994,215)                 (281,318)
 Class C                                                                    (417,595)                 (105,804)
 Class R                                                                  (6,569,221)               (6,418,284)
--------------------------------------------------------------------------------------------------------------
                                                                          (7,981,031)               (6,805,406)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 derived from Fund share transactions                                      4,619,998                 5,994,028
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                      4,371,625                10,786,853
Net assets at the beginning of year                                       64,262,670                53,475,817
--------------------------------------------------------------------------------------------------------------
Net assets at the end of year                                            $68,634,295               $64,262,670
==============================================================================================================
Balance of undistributed net investment income at end of year            $        --               $     5,651
==============================================================================================================

                                 See accompanying notes to financial statements.

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

                                                                                     VA
                                                                  ----------------------------------------
                                                                  Year ended 1/31/97    Year ended 1/31/96
----------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                    $ 3,408,560           $ 3,221,308
Net realized gain (loss) from investment transactions
  (notes 1 and 4)                                                           (152,699)              334,528
Net change in unrealized appreciation or depreciation
  of investments                                                            (859,495)            4,882,314
----------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                 2,396,366             8,438,150
----------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
  Class A                                                                   (387,773)             (191,806)
  Class C                                                                    (41,508)              (23,926)
  Class R                                                                 (3,008,985)           (2,997,681)
From accumulated net realized gains from
  investment transactions:
  Class A                                                                     (1,334)              (15,706)
  Class C                                                                       (165)               (2,511)
  Class R                                                                     (8,815)             (193,671)
----------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders                 (3,448,580)           (3,425,301)
----------------------------------------------------------------------------------------------------------
Fund Share Transactions (note 2)
Net proceeds from sale of shares:
  Class A                                                                  4,016,618             3,799,529
  Class C                                                                    376,756               402,084
  Class R                                                                  3,165,758             3,456,619
Net proceeds from shares issued to shareholders
  due to reinvestment of distributions:
  Class A                                                                    251,192               109,800
  Class C                                                                     34,334                21,313
  Class R                                                                  1,995,266             1,928,344
----------------------------------------------------------------------------------------------------------
                                                                           9,839,924             9,717,689
----------------------------------------------------------------------------------------------------------
Cost of shares redeemed:
  Class A                                                                   (795,574)             (543,599)
  Class C                                                                    (32,018)              (54,845)
  Class R                                                                 (6,262,890)           (5,446,943)
----------------------------------------------------------------------------------------------------------
                                                                          (7,090,482)           (6,045,387)
----------------------------------------------------------------------------------------------------------
Net inrease (decrease) in net assets
  derived from Fund share transactions                                     2,749,442             3,672,302
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                      1,697,228             8,685,151
Net assets at the beginning of year                                       66,068,027            57,382,876
----------------------------------------------------------------------------------------------------------
Net assets at the end of year                                            $67,765,255           $66,068,027
==========================================================================================================
Balance of undistributed net investment income at end of year            $         -           $    29,706
==========================================================================================================

                                 See accompanying notes to financial statements.

             Notes to Financial Statements

             1. General Information and Significant Accounting Policies

             The Nuveen Multistate Tax-Free Trust (the "Trust") is an open-end diversified management series investment company registered under the Investment Company Act of 1940. The Trust comprises seven single-state tax-free mutual funds (the Nuveen Tax-Free Value Funds--the "Funds"). Each Fund constitutes a separate series of the Trust and is itself an open-end diversified management investment company, commonly referred to as a mutual fund. The Trust was organized as a Massachusetts business trust on July 26, 1991.

             The Trust currently has seven authorized state tax-free Funds: the Nuveen Arizona Tax-Free Value Fund, the Nuveen Florida Tax-Free Value Fund, the Nuveen Maryland Tax-Free Value Fund, the Nuveen Michigan Tax-Free Value Fund, the Nuveen New Jersey Tax-Free Value Fund (reported under separate cover), the Nuveen Pennsylvania Tax-Free Value Fund and the Nuveen Virginia Tax-Free Value Fund. Sale of Fund shares first commenced on February 28, 1992. Each Fund invests primarily in municipal obligations issued within its respective state.

             The John Nuveen Company, parent of John Nuveen & Co. Incorporated and Nuveen Advisory Corp., respectively, the distributor ("Distributor") and investment advisor ("Adviser") of the Funds, entered into an agreement under which Nuveen acquired Flagship Resources Inc. and after the close of business on January 31, 1997, consolidated their respective mutual fund businesses. This agreement was approved at a meeting by the shareholders of the Flagship Funds in December, 1996.

             After the close of business on January 31, 1997, the Nuveen Arizona, Florida, Michigan, New Jersey, Pennsylvania and Virginia Tax-Free Value Funds were reorganized with their respective Flagship Funds into new Trusts and named Nuveen Flagship Arizona Municipal Bond Fund, Nuveen Flagship Florida Municipal Bond Fund, Nuveen Flagship Michigan Municipal Bond Fund, Nuveen Flagship New Jersey Municipal Bond Fund, Nuveen Flagship Pennsylvania Municipal Bond Fund and Nuveen Flagship Virginia Municipal Bond Fund, respectively. Nuveen Maryland Tax-Free Value Fund was reorganized in a new Trust and renamed Nuveen Maryland Municipal Bond Fund. Each Fund became a part of the Nuveen Flagship Multistate Trust I, with the exception of Nuveen Flagship Michigan Municipal Bond Fund and Nuveen Flagship New Jersey Municipal Bond Fund which became a part of the Nuveen Flagship Multistate Trust IV and Nuveen Flagship Multistate Trust II, respectively. Each Trust is an open-end diversified management investment company. The reorganization was accomplished by a tax-free exchange of shares outstanding on January 31, 1997. As part of their reorganization, each Fund's fiscal year end changed from January 31 to May 31 with the exception of Nuveen Flagship New Jersey Municipal Bond Fund whose fiscal year end will change from January 31 to February 28. The statements presented in this report reflect the balances of the Funds, immediately prior to the reorganization.

             The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report


             Securities Valuation

             Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

             Securities Transactions

             Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. Any securities so purchased are subject to market fluctuation during this period. The Trust has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of its purchase commitments. At January 31, 1997, there were no such purchase commitments in any of the Funds.

             Interest Income

             Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

             Dividends and Distributions to Shareholders

             Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

             Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

             Income Taxes

             Each Fund is a separate taxpayer for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the respective Funds. All income dividends paid during the fiscal year ended January 31, 1997, have been designated Exempt Interest Dividends.

             Deferred Organization Costs

             Costs incurred by the Trust in connection with its organization and initial registration of shares were deferred and are being amortized over a 60-month period beginning February 28, 1992. If any of the initial shares of each Fund are redeemed during this period, the proceeds of the redemption will be reduced by the pro-rata share of the unamortized organization costs as of the date of redemption.

             Flexible Sales Charge Program

             Effective September 1994, each Fund commenced offering Class A and Class C Shares. Class A Shares incur a sales charge on purchases and an annual 12b-1 service fee. Class C Shares are sold without a sales charge on purchases but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a contingent deferred sales charge ("CDSC") of 1% if Class C Shares are redeemed within 12 months of purchase.

             Prior to the offering of Class A and Class C Shares, the shares outstanding were renamed Class R and are not subject to any sales charge on purchases or 12b-1 distribution or service fees. Effective with the offering of the new classes, Class R Shares are generally available only for reinvestment of dividends by current Class R shareholders and for already established Nuveen Unit Investment Trust reinvestment accounts.

             Subsequent to the reorganization of the Funds, Class R Shares are available for purchases of over $1 million and in other limited circumstances. The Funds also commenced offering Class B Shares which are sold without a sales charge on purchases but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held (CDSC declines to 0% at the end of six years).

             Expense Allocation

             Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.

             Derivative Financial Instruments

             The Funds may invest in transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended January 31, 1997.

             Use of Estimates

             The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

2. Fund Shares
Transactions in Fund shares were as follows:

                                          AZ         AZ          FL          FL
                                  Year ended Year ended  Year ended  Year ended
                                     1/31/97    1/31/96     1/31/97     1/31/96
-------------------------------------------------------------------------------
Shares sold:
  Class A                           188,794     274,843     643,349     420,409
  Class C                            21,925      26,227      20,200       7,638
  Class R                           186,314     239,176     591,087     824,725
Shares issued to shareholders
  due to reinvestment of
  distributions:
  Class A                            11,535       3,655      21,995       5,125
  Class C                             1,812         505         459         350
  Class R                            59,412      51,292     154,334     147,052
-------------------------------------------------------------------------------
                                    469,792     595,698   1,431,424   1,405,299
-------------------------------------------------------------------------------
Shares redeemed:
  Class A                           (53,035)    (29,122)   (140,543)    (16,925)
  Class C                            (3,687)       (313)     (1,759)         --
  Class R                          (229,448)   (139,521)   (737,814) (1,126,197)
-------------------------------------------------------------------------------
                                   (286,170)   (168,956)   (880,116) (1,143,122)
-------------------------------------------------------------------------------
Net increase (decrease)             183,622     426,742     551,308     262,177
===============================================================================

-------------------------------------------------------------------------------
                                          MD         MD          MI          MI
                                  Year ended Year ended  Year ended  Year ended
                                     1/31/97    1/31/96     1/31/97     1/31/96
-------------------------------------------------------------------------------
Shares sold:
  Class A                           599,512     514,083     198,187     294,831
  Class C                            82,446      63,846      19,686      13,867
  Class R                           201,418     406,673     169,035     293,923

Shares issued to
  shareholders due to
  reinvestment of
  distribution:
  Class A                            30,226      11,066      15,893       5,538
  Class C                             5,415       3,894       1,116         521
  Class R                           138,494     144,632     111,966      99,905
-------------------------------------------------------------------------------
                                  1,057,511   1,144,194     515,883     708,585
-------------------------------------------------------------------------------
Shares redeemed:
  Class A                          (137,185)    (34,362)    (63,626)    (16,428)
  Class C                           (32,039)    (19,328)     (9,496)       (401)
  Class R                          (615,881)   (459,618)   (506,688)   (288,460)
-------------------------------------------------------------------------------
                                   (785,105)   (513,308)   (579,810)   (305,289)
-------------------------------------------------------------------------------
Net increase (decrease)             272,406     630,886     (63,927)    403,296
===============================================================================

                                           PA         PA          VA          VA
                                   Year ended Year ended  Year ended  Year ended
                                      1/31/97    1/31/96     1/31/97     1/31/96
-------------------------------------------------------------------------------
Shares sold:
  Class A                             494,906    411,858     387,183    369,049
  Class C                              30,640     62,079      36,569     39,142
  Class R                             462,546    585,804     306,033    336,826
Shares issued to
  shareholders due to
  reinvestment of
  distributions:
 Class A                               29,935     12,297      24,147     10,624
  Class C                               3,766      2,439       3,310      2,074
  Class R                             188,264    174,784     191,909    186,098
-------------------------------------------------------------------------------
                                    1,210,057  1,249,261     949,151    943,813
-------------------------------------------------------------------------------
Shares redeemed:
  Class A                             (95,179)   (27,436)    (76,491)   (52,547)
  Class C                             (40,541)   (10,542)     (3,085)    (5,359)
  Class R                            (633,705)  (628,872)   (605,598)  (529,723)
-------------------------------------------------------------------------------
                                     (769,425)  (666,850)   (685,174)  (587,629)
-------------------------------------------------------------------------------
Net increase (decrease)               440,632    582,411     263,977    356,184
===============================================================================


3. Distributions to Shareholders

On February 13, 1997, the Nuveen Flagship Municipal Bond Funds (AZ, FL, MI, PA, and VA) and Nuveen Maryland Municipal Bond Fund (see note 1 of the notes to financial statements) declared dividend distributions from their tax-exempt net investment income which were paid on March 3, 1997, to shareholders of record on February 13, 1997, as follows:

                               AZ      FL      MD      MI      PA      VA
-------------------------------------------------------------------------
Dividend per share:
  Class A                  $.0462  $.0461  $.0410  $.0509  $.0466  $.0476
  Class B*                  .0394   .0395      --   .0436   .0402   .0410
  Class C                   .0412   .0413   .0360   .0456   .0419   .0427
  Class R                   .0480   .0479   .0425   .0528   .0483   .0494
=========================================================================

* Subsequent to the reorganizations (see note 1 of the Notes to Financial Statements) the Funds commenced offering Class B Shares.

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

4. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments for the fiscal year ended January 31, 1997, were as follows:

                                  AZ           FL          MD          MI           PA           VA
---------------------------------------------------------------------------------------------------
Purchases:
Investments in municipal
 securities               $3,291,056  $15,310,103  $4,144,098  $5,199,868  $50,146,687  $20,780,982
Temporary municipal
 investments               8,000,000   16,400,000   9,050,000   3,600,000   24,875,000    8,605,000
Sales:
Investments in municipal
 securities                1,751,359   10,272,865   1,970,358   5,471,625   47,265,519   17,876,106
Temporary municipal
 investments               8,000,000   16,400,000   8,050,000   4,200,000   26,875,000    8,605,000
===================================================================================================

At January 31, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At January 31, 1997, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

                        AZ*       FL*       MD*       MI*      PA*       VA*
----------------------------------------------------------------------------
Expiration year:
  2003              $56,918  $ 87,166  $135,110  $     -   $    -   $     -
  2004               17,690   141,494   377,963        -    66,661        -
  2005                   -    213,030        -    132,650       -    152,699
----------------------------------------------------------------------------
  Total             $74,608  $441,690  $513,073  $132,650  $66,661  $152,699
============================================================================

*Each Fund had net capital losses from investment transactions which carried forward into the reorganized entities, as permitted under applicable tax regulations.

5. UNREALIZED APPRECIATION (DEPRECIATION)

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 1997, were as follows:

                                      AZ           FL           MD           MI           PA           VA
---------------------------------------------------------------------------------------------------------
Gross unrealized:
 appreciation                  $ 967,802   $2,582,885   $2,212,210   $1,385,321   $2,831,572   $3,391,088
 depreciation                   (122,476)    (224,647)    (153,770)     (15,374)     (27,735)     (95,888)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation    $ 845,326   $2,358,238   $2,058,440   $1,369,947   $2,803,837   $3,295,200
=========================================================================================================

             6. Management Fee and Other Transactions with Affiliates

             Under the Trust's investment management agreement with the Adviser, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

             Average daily net asset value                   Management fee
             --------------------------------------------------------------
             For the first $125 million                         .5500 of 1%
             For the next $125 million                          .5375 of 1
             For the next $250 million                          .5250 of 1
             For the next $500 million                          .5125 of 1
             For the next $1 billion                            .5000 of 1
             For net assets over $2 billion                     .4750 of 1
             --------------------------------------------------------------

             From inception of the Trust on December 13, 1991, through January 31, 1997, the Adviser waived part of its management fees or reimbursed certain expenses of each Fund in order to limit total expenses to .75 of 1% of the average daily net asset value of each Fund, excluding any 12b-1 fees applicable to Class A and Class C Shares.

             The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

             During the fiscal year ended January 31, 1997, the Distributor received 12b-1 distribution and service fees, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments. The Distributor also collected sales charge on purchases, the majority of which was paid out as concessions to authorized dealers as follows:


                                AZ        FL        MD       MI         PA       VA
-----------------------------------------------------------------------------------
Gross sales charge on
   purchases collected     $34,700  $113,300  $178,800  $43,900   $124,700  $84,600
Paid to authorized
   dealers                 $28,600  $ 88,400  $154,300  $29,600   $ 97,800  $67,300
-----------------------------------------------------------------------------------

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

             7. Composition of Net Assets

             At January 31, 1997, there were an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                        AZ            FL            MD            MI            PA             VA
-----------------------------------------------------------------------------------------------------------------
Capital paid-in                $24,450,945   $63,779,486   $55,930,493   $31,714,785   $65,923,086    $64,622,813
Balance of undistributed
 net investment income                   -             -        34,020             -             -              -
Accumulated net realized
 gain (loss) from
 investment transactions           (74,608)     (441,690)     (513,073)     (132,650)      (92,628)      (152,758)
Net unrealized appreciation
 of investments                    845,326     2,358,238     2,058,440     1,369,947     2,803,837      3,295,200
-----------------------------------------------------------------------------------------------------------------
Net assets                     $25,221,663   $65,696,034   $57,509,880   $32,952,082   $68,634,295    $67,765,255
=================================================================================================================

8. Investment Composition

Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At January 31, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                                     AZ    FL    MD    MI    PA    VA
-----------------------------------------------------------------------------------------
Revenue Bonds:
  Housing Facilities                                 10%   17%   22%   16%   12%    9%
  Health Care Facilities                             14    17    14    21    20    13
  Water/Sewer Facilities                              9    11     2    13     2    20
  Educational Facilities                             14     1     4     4     7    10
  Transportation                                      2     8    12     4     3    11
  Pollution Control                                  11     3     6     7    11     2
  Lease Rental Facilities                             7     1     5     3     -     6
  Electric Utilities                                  3     6     1     3     3     -
  Other                                               8    10     7     7    15    10
 General Obligation Bonds                            16    12    14    16    12    10
 Escrowed Bonds                                       6    14    13     6    15     9
-----------------------------------------------------------------------------------------
                                                    100%  100%  100%  100%  100%  100%
=========================================================================================

Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (50% for Arizona, 59% for Florida, 52% for Maryland, 38% for Michigan, 56% for Pennsylvania and 33% for Virginia). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

The temporary investments in short-term municipal securities held by Maryland have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                                              Financial Highlights

                  Financial Highlights

                  Selected data for a share outstanding throughout each period is as follows.

                                                     Operating Performance             Less Distributions
                                                   --------------------------    ------------------------------



                                                                          Net
                                            Net                  realized and    Distributions                        Net     Total
                                          asset                    unrealized        from tax-                      asset    return
                                          value           Net     gain (loss)       exempt net    Distributions     value    on net
                                      beginning    investment            from       investment     from capital    end of     asset
ARIZONA                               of period      income++     investments           income            gains    period    value+
------------------------------------------------------------------------------------------------------------------------------------
Class A
Year ended 1/31,
 1997                                   $10.740         $.474         $ (.172)          $(.512)          $   --   $10.530      2.94%
 1996                                     9.930          .503            .829            (.522)              --    10.740     13.68
9/7/94 to 1/31/95                        10.030          .203           (.086)           (.217)              --     9.930      1.24

Class C
Year ended 1/31,
 1997                                    10.650          .399           (.182)           (.427)              --    10.440      2.13
 1996                                     9.840          .419            .830            (.439)              --    10.650     12.90
9/12/94 to 1/31/95                        9.940          .169           (.052)           (.217)              --     9.840      1.25

Class R
Year ended 1/31,
 1997                                    10.670          .487           (.167)           (.530)              --    10.460      3.13
 1996                                     9.850          .529            .831            (.540)              --    10.670     14.09
 1995                                    10.880          .536          (1.026)           (.540)              --     9.850     (4.39)
 1994                                    10.050          .531            .853            (.522)           (.032)   10.880     14.07
 1993                                     9.525          .438            .563            (.435)           (.041)   10.050     10.71
12/13/91 to 1/31/92                       9.525            --              --               --               --     9.525        --
------------------------------------------------------------------------------------------------------------------------------------

                  See notes on page 72.

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

                                              Ratios/Supplemental Data
-----------------------------------------------------------------------------------------
                                       Ratio                          Ratio
                                      of net                         of net
                     Ratio of     investment        Ratio of     investment
                     expenses      income to        expenses      income to
                   to average        average      to average        average
                   net assets     net assets      net assets     net assets
    Net assets         before         before           after          after     Portfolio
 end of period     reimburse-     reimburse-      reimburse-     reimburse-      turnover
(in thousands)           ment           ment          ment++         ment++          rate
-----------------------------------------------------------------------------------------


      $ 5,368            1.22%          4.60%           1.00%          4.82%            7%
        3,895            1.31           4.49            1.00           4.80             5
        1,124            1.60*          4.68*           1.00*          5.28*           29


          531            1.97           3.85            1.75           4.07             7
          328            2.11           3.66            1.75           4.02             5
           43            3.51*          2.79*           1.75*          4.55*           29


       19,323             .97           4.86             .75           5.08             7
       19,533            1.15           4.72             .75           5.12             5
       16,554            1.06           5.12             .75           5.43            29
       16,140            1.25           4.48             .75           4.98            11
        8,026            1.75*          3.94*            .75*          4.94*           43
           15              --             --              --             --            --
-----------------------------------------------------------------------------------------

             Selected data for a share outstanding throughout each period is as follows.

                                        Operating Performance                 Less Distributions
                                        ---------------------                 ------------------

                                                                 Net
                                    Net                 realized and    Distributions                         Net       Total
                                  asset                   unrealized        from tax-                       asset      return
                                  value          Net     gain (loss)       exempt net    Distributions      value      on net
                              beginning   investment            from       investment     from capital     end of       asset
FLORIDA                       of period     income++     investments           income            gains     period      value+
------------------------------------------------------------------------------------------------------------------------------
Class A
Year ended 1/31,
 1997                           $10.560        $.462          $(.200)         $(.492)          $    --    $10.330        2.60%
 1996                             9.730         .488            .840           (.498)               --     10.560       13.92
9/7/94 to 1/31/95                 9.890         .193           (.148)          (.202)            (.003)     9.730         .52

Class C
Year ended 1/31,
 1997                            10.510         .383           (.189)          (.414)               --     10.290        1.93
 1996                             9.730         .413            .789           (.422)               --     10.510       12.54
9/19/94 to 1/31/95                9.720         .152            .021           (.163)               --      9.730        1.84

Class R
Year ended 1/31,
 1997                            10.570         .472           (.186)          (.516)               --     10.340        2.84
 1996                             9.750         .518            .824           (.522)               --     10.570       14.05
 1995                            10.740         .508           (.985)          (.510)            (.003)     9.750       (4.33)
 1994                             9.960         .511            .779           (.510)               --     10.740       13.22
 1993                             9.525         .440            .431           (.436)               --      9.960        9.33
12/13/91 to 1/31/92               9.525           --              --              --                --      9.525          --
-------------------------------------------------------------------------------------------------------------------------------
                        See notes on page 72.

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report



                           Ratios/Supplemental Data
--------------------------------------------------------------------------------
                                   Ratio                    Ratio
                                  of net                   of net
                   Ratio of   investment     Ratio of  investment
                   expenses    income to     expenses   income to
                 to average      average   to average     average
                 net assets   net assets   net assets  net assets
    Net assets       before       before        after       after   Portfolio
 end of period   reimburse-   reimburse-   reimburse-  reimburse-    turnover
(in thousands)         ment         ment       ment++      ment++        rate
--------------------------------------------------------------------------------



       $11,119         1.04%        4.68%        1.00%       4.72%         17%
         5,823         1.21         4.53         1.00        4.74          21
         1,392         1.56*        4.52*        1.00*       5.08*          4


           359         1.79         3.91         1.75        3.95          17
           168         2.16         3.62         1.75        4.03          21
            78         2.84*        3.26*        1.75*       4.35*          4


        54,218          .79         4.93          .75        4.97          17
        55,318          .88         4.93          .75        5.06          21
        52,538          .84         5.12          .75        5.21           4
        48,254          .89         4.69          .75        4.83           3
        23,727         1.24*        4.35*         .75*       4.84*          1
            15           --           --           --          --          --
--------------------------------------------------------------------------------

  Selected data for a share outstanding throughout each period is as follows.

                                        Operating Performance          Less Distributions
                                      -------------------------   -----------------------------
                                                            Net
                                Net                realized and   Distributions                       Net    Total
                              asset                  unrealized       from tax-                     asset   return
                              value          Net    gain (loss)      exempt net   Distributions     value   on net
                          beginning   investment           from      investment    from capital    end of    asset
MARYLAND                  of period     income++    investments          income           gains    period   value+
-------------------------------------------------------------------------------------------------------------------
Class A
Year ended 1/31,
 1997                       $10.430        $.462       $ (.156)         $(.486)         $    --   $10.250     3.06%
 1996                         9.600         .483          .844           (.497)              --    10.430    14.07
9/7/94 to 1/31/95             9.840         .198         (.229)          (.207)           (.002)    9.600     (.26)

Class C
Year ended 1/31,
 1997                        10.420         .387         (.159)          (.408)              --    10.240     2.28
 1996                         9.590         .409          .842           (.421)              --    10.420    13.24
9/16/94 to 1/31/95            9.750         .160         (.153)          (.167)              --     9.590      .12

Class R
Year ended 1/31,
  1997                       10.440         .475         (.145)          (.510)              --    10.260     3.29
  1996                        9.610         .513          .838           (.521)              --    10.440    14.33
  1995                       10.620         .513        (1.008)          (.513)           (.002)    9.610    (4.58)
  1994                        9.910         .509          .727           (.503)           (.023)   10.620    12.71
  1993                        9.525         .442          .395           (.442)           (.010)    9.910     8.96
12/13/91 to 1/31/92           9.525           --            --              --               --     9.525       --
-------------------------------------------------------------------------------------------------------------------

                             See notes on page 72.

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

                                Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
                                        Ratio                           Ratio
                                       of net                          of net
                      Ratio of     investment        Ratio of      investment
                      expenses      income to        expenses       income to
                    to average        average      to average         average
                    net assets     net assets      net assets      net assets
    Net assets          before         before           after           after      Portfolio
 end of period      reimburse-     reimburse-      reimburse-      reimburse-       turnover
(in thousands)            ment           ment            ment          ment++           rate
----------------------------------------------------------------------------------------------
       $11,788           1.12%          4.67%           1.00%           4.79%             4%
         6,860           1.33           4.41            1.00            4.74             17
         1,605           1.59*          4.67*           1.00*           5.26*            35



         1,985           1.87           3.93            1.75            4.05              4
         1,438           2.06           3.73            1.75            4.04             17
           860           1.86*          4.44*           1.75*           4.55*            35



        43,738            .87           4.94             .75            5.06              4
        47,389           1.04           4.78             .75            5.07             17
        42,741            .89           5.14             .75            5.28             35
        47,822            .86           4.74             .75            4.85              4
        28,283           1.02*          4.69*            .75*           4.96*            20
            15             --             --              --              --             --
----------------------------------------------------------------------------------------------

     Selected data for a share outstanding throughout each period is as follows.

                                                 Operating Performance               Less Distributions
                                          -----------------------------------   ----------------------------
                                                                          Net
                                                Net              realized and   Distributions                         Net     Total
                                              asset                unrealized       from tax-                       asset    return
                                              value         Net   gain (loss)      exempt net  Distributions        value    on net
                                          beginning  investment          from      investment   from capital       end of     asset
MICHIGAN                                  of period    income++   investments          income          gains       period    value+
------------------------------------------------------------------------------------------------------------------------------------
Class A
Year ended 1/31,
  1997                                      $10.740       $.478        $(.148)         $(.511)        $(.059)     $10.500      3.20%
  1996                                        9.870        .510          .911           (.519)         (.032)      10.740     14.68
9/7/94 to 1/31/95                            10.090        .204         (.209)          (.212)         (.003)       9.870       .02

Class C
Year ended 1/31,
  1997                                       10.730        .398         (.132)          (.427)         (.059)      10.510      2.58
  1996                                        9.850        .430          .922           (.440)         (.032)      10.730     13.96
9/19/94 to 1/31/95                            9.910        .161         (.050)          (.171)            --        9.850      1.18

Class R
Year ended 1/31,
  1997                                       10.750        .491         (.137)          (.535)         (.059)      10.510      3.44
  1996                                        9.880        .539          .906           (.543)         (.032)      10.750     14.93
  1995                                       10.860        .529         (.972)          (.534)         (.003)       9.880     (3.98)
  1994                                       10.060        .531          .808           (.528)         (.011)      10.860     13.58
  1993                                        9.525        .456          .554           (.449)         (.026)      10.060     10.80
12/13/91 to 1/31/92                           9.525          --            --              --             --        9.525        --
------------------------------------------------------------------------------------------------------------------------------------
                                See notes on page 72.

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

                                  Ratios/Supplemental Data
---------------------------------------------------------------------------------------------
                                       Ratio                             Ratio
                                      of net                            of net
                    Ratio of      investment          Ratio of      investment
                    expenses       income to          expenses       income to
                  to average         average        to average         average
                  net assets      net assets        net assets      net assets
    Net assets        before          before             after           after      Portfolio
 end of period    reimburse-      reimburse-        reimburse-      reimburse-       turnover
(in thousands)          ment            ment            ment++          ment++           rate
---------------------------------------------------------------------------------------------
       $ 5,518          1.18%           4.66%             1.00%           4.84%            16%
         4,027          1.35            4.52              1.00            4.87             33
           897          2.62*           3.68*             1.00*           5.30*            35

           346          1.93            3.91              1.75            4.09             16
           231          2.08            3.79              1.75            4.12             33
            75          3.52*           2.76*             1.75*           4.53*            35

        27,089           .93            4.92               .75            5.10             16
        30,126          1.05            4.87               .75            5.17             33
        26,644           .96            5.12               .75            5.33             35
        25,085          1.07            4.67               .75            4.99              3
        14,684          1.62*           4.19*              .75*           5.06*            32
            15            --              --                --              --             --
---------------------------------------------------------------------------------------------

             Selected data for a share outstanding throughout each period is as follows.

                                               Operating Performance          Less Distributions
                                             -------------------------   -----------------------------



                                                                   Net
                                    Net                   realized and   Distributions                             Net        Total
                                  asset                     unrealized       from tax-                           asset       return
                                  value             Net    gain (loss)      exempt net    Distributions          value       on net
                              beginning      investment           from      investment     from capital         end of        asset
PENNSYLVANIA                  of period        income++    investments          income            gains         period       value+
-----------------------------------------------------------------------------------------------------------------------------------
Class A
Year ended 1/31,
 1997                           $10.600          $.482         $ (.021)         $(.511)          $    -        $10.550         4.53%

 1996                             9.750           .498            .862           (.510)               -         10.600        14.22

9/7/94 to 1/31/95                 9.920           .206           (.164)          (.212)               -          9.750          .49

Class C
Year ended 1/31,

 1997                            10.480           .395           (.008)          (.427)               -         10.440         3.84

 1996                             9.650           .417            .843           (.430)               -         10.480        13.27

9/22/94 to 1/31/95                9.920           .176           (.235)          (.211)               -          9.650         (.53)

Class R
Year ended 1/31,

 1997                            10.570           .493            .002           (.535)               -         10.530         4.89

 1996                             9.730           .527            .846           (.533)               -         10.570        14.40

 1995                            10.810           .531          (1.077)          (.534)               -          9.730        (4.94)

 1994                            10.010           .533            .807           (.534)           (.006)        10.810        13.67

 1993                             9.525           .451            .481           (.443)           (.004)        10.010         9.97

12/13/91 to 1/31/92               9.525              -               -               -                -          9.525            -
-----------------------------------------------------------------------------------------------------------------------------------

               See notes on page 72.

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

                           Ratios/Supplemental Data
-------------------------------------------------------------------------------
                                    Ratio                    Ratio
                                   of net                   of net
                    Ratio to   investment     Ratio to  investment
                    expenses    income to     expenses   income to
                  to average      average   to average     average
                  net assets   net assets   net assets  net assets
    Net assets        before       before        after       after    Portfolio
 end of period    reimburse-   reimburse-   reimburse-  reimburse-     turnover
(in thousands)          ment         ment       ment++      ment++         rate
-------------------------------------------------------------------------------

       $10,327          1.11%        4.79%        1.00%       4.90%        74%

         5,817          1.30         4.52         1.00        4.82         52

         1,483          1.87*        4.56*        1.00*       5.43*        74

         1,033          1.87         4.04         1.75        4.16         74

         1,101          2.14         3.70         1.75        4.09         52
           494          2.52*        3.90*        1.75*       4.67*        74


        57,275           .87         5.04          .75        5.16         74
        57,345           .96         4.93          .75        5.14         52
        51,499           .91         5.27          .75        5.43         74
        48,720           .94         4.82          .75        5.01          5
        23,680          1.25*        4.53*         .75*       5.03*        15
            15             -            -            -           -          -
-------------------------------------------------------------------------------

   Selected data for a share outstanding throughout each period is as follows.

                                              Operating Performance          Less Distributions
                                            -------------------------   ----------------------------


                                                                  Net
                                     Net                 realized and   Distributions                        Net      Total
                                   asset                   unrealized       from tax-                      asset     return
                                   value           Net    gain (loss)      exempt net  Distributions       value     on net
                               beginning    investment           from      investment   from capital      end of      asset
VIRGINIA                       of period     income++     investments          income          gains      period     value+
---------------------------------------------------------------------------------------------------------------------------
Class A
Year ended 1/31,

 1997                            $10.600         $.481         $(.130)         $(.519)        $(.002)    $10.430       3.44%

 1996                              9.760          .509           .878           (.509)         (.038)     10.600      14.50

9/7/94 to 1/31/95                  9.980          .201          (.207)          (.214)             -       9.760        .01

Class C
Year ended 1/31,

 1997                             10.570          .405          (.133)          (.440)         (.002)     10.400       2.67

 1996                              9.740          .432           .868           (.432)         (.038)     10.570      13.58

9/19/94 to 1/31/95                 9.950          .171          (.167)          (.214)             -       9.740        .10

Class R
Year ended 1/31,

 1997                             10.600          .495          (.120)          (.543)         (.002)     10.430       3.68

 1996                              9.770          .537           .864           (.533)         (.038)     10.600      14.65

 1995                             10.740          .531          (.964)          (.537)             -       9.770      (3.92)

 1994                             10.030          .529           .726           (.527)         (.018)     10.740      12.78

 1993                              9.525          .439           .499           (.433)             -      10.030      10.04

12/13/91 to 1/31/92                9.525             -              -               -              -       9.525          -
---------------------------------------------------------------------------------------------------------------------------

          * Annualized.

          + Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. The total returns shown for Class A Shares do not include the effect of applicable sales charge on purchases. The total returns shown for Class C Shares do not include the effect of applicable contingent deferred sales charges. Class R Shares are not subject to any sales charge on purchases or contingent deferred sales charges.

          ++Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser (see note 6 of Notes to Financial Statements).

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report


                          Ratios/Supplemental Data
-----------------------------------------------------------------------------
                                  Ratio                     Ratio
                                 of net                    of net
                   Ratio of  investment    Ratio of    investment
                   expenses   income to    expenses     income to
                 to average     average  to average       average
                 net assets  net assets  net assets    net assets
    Net assets       before      before       after         after   Portfolio
 end of period   reimburse-  reimburse-   reimburse-   reimburse-    turnover
(in thousands)         ment        ment      ment++       ment++         rate
-----------------------------------------------------------------------------
       $ 9,274         1.09%       4.84%       1.00%         4.93%         27%
         5,874         1.20        4.73        1.00          4.93          42
         2,215         1.57        4.70        1.00*         5.27          40

         1,159         1.84        4.09        1.75          4.18          27
           789         1.92        4.04        1.75          4.21          42
           378         2.20*       4.12*       1.75*         4.57*         40

        57,332          .85        5.08         .75          5.18          27
        59,405          .94        5.04         .75          5.23          42
        54,791          .82        5.33         .75          5.40          40
        55,773          .84        4.94         .75          5.03           7
        37,196          .96*       4.71*        .75*         4.92*         12
            15           --          --          --            --          --
-----------------------------------------------------------------------------

             Report of Independent Public Accountants

             To the Board of Trustees and Shareholders of Nuveen Multistate Tax-Free Trust:

             We have audited the accompanying statements of net assets of Nuveen Multistate Tax-Free Trust (a Massachusetts business trust comprising the Nuveen Arizona, Florida, Maryland, Michigan, Pennsylvania and Virginia Tax-Free Value Funds), including the portfolios of investments, as of January 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

             We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securites owned as of January 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

             In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of each of the respective funds constituting the Nuveen Multistate Tax-Free Trust as of January 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.



             ARTHUR ANDERSEN LLP

             Chicago, Illinois

             March 7, 1997

                                                  Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

                           Shareholder Meeting Report
                           Arizona

                           On January 10, 1997, the following Nuveen Arizona Tax-Free Value Fund held a Special Meeting of Shareholders. At that meeting, shareholders approved the following matters:


                                             A Shares   C Shares    R Shares
----------------------------------------------------------------------------
 ELECTION OF THE FUND'S
 BOARD OF TRUSTEES:
----------------------------------------------------------------------------
 (A)  Bremner              For                343,556     43,457   1,446,220
                           Withhold                92         --       1,536
                           -------------------------------------------------
                           Total              343,648     43,457   1,447,756
============================================================================
 (B)  Brown                For                343,556     43,457   1,446,220
                           Withhold                92         --       1,536
                           -------------------------------------------------
                           Total              343,648     43,457   1,447,756
============================================================================
 (C)  Dean                 For                343,556     43,457   1,446,220
                           Withhold                92         --       1,536
                           -------------------------------------------------
                           Total              343,648     43,457   1,447,756
============================================================================
 (D)  Impellizzeri         For                343,556     43,457   1,446,220
                           Withhold                92         --       1,536
                           -------------------------------------------------
                           Total              343,648     43,457   1,447,756
============================================================================
 (E)  Rosenheim            For                343,556     43,457   1,446,220
                           Withhold                92         --       1,536
                           -------------------------------------------------
                           Total              343,648     43,457   1,447,756
============================================================================
 (F)  Sawers               For                343,556     43,457   1,446,220
                           Withhold                92         --       1,536
                           -------------------------------------------------
                           Total              343,648     43,457   1,447,756
============================================================================
 (G)  Schneider            For                343,556     43,457   1,446,220
                           Withhold                92         --       1,536
                           -------------------------------------------------
                           Total              343,648     43,457   1,447,756
============================================================================
 (H)  Schwertfeger         For                343,556     43,457   1,446,220
                           Withhold                92         --       1,536
                           -------------------------------------------------
                           Total              343,648     43,457   1,447,756
============================================================================
 FUND REORGANIZATION       For                263,533      7,946   1,262,251
                           Against                 92         --      52,980
                           Abstain              8,016     11,252      13,659
                           -------------------------------------------------
                           Total              271,641     19,198   1,328,890
============================================================================
                           Broker Non Votes    72,007     24,259     118,866
                           ------------------------------------------------

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

                           Shareholder Meeting Report
                           Florida

                           On January 10, 1997, the following Nuveen Florida Tax-Free Value Fund held a Special Meeting of Shareholders. At that meeting, shareholders approved the following matters:

                                             A Shares    C Shares    R Shares
------------------------------------------------------------------------------
Election of the Fund's
Board of Trustees:
------------------------------------------------------------------------------
(A)  Bremner              For                 761,686     23,006     4,048,464
                          Withhold              7,919          -        47,167
                          ----------------------------------------------------
                          Total               769,605     23,006     4,095,631
------------------------------------------------------------------------------
(B)  Brown                For                 761,686     23,006     4,048,464
                          Withhold              7,919          -        47,167
                          ----------------------------------------------------
                          Total               769,605     23,006     4,095,631
------------------------------------------------------------------------------
(C)  Dean                 For                 761,686     23,006     4,048,464
                          Withhold              7,919          -        47,167
                          ----------------------------------------------------
                          Total               769,605     23,006     4,095,631
------------------------------------------------------------------------------
(D)  Impellizzeri         For                 761,686     23,006     4,048,464
                          Withhold              7,919          -        47,167
                          ----------------------------------------------------
                          Total               769,605     23,006     4,095,631
------------------------------------------------------------------------------
(E)  Rosenheim            For                 761,686     23,006     4,048,464
                          Withhold              7,919          -        47,167
                          ----------------------------------------------------
                          Total               769,605     23,006     4,095,631
------------------------------------------------------------------------------
(F)  Sawers               For                 761,686     23,006     4,048,464
                          Withhold              7,919          -        47,167
                          ----------------------------------------------------
                          Total               769,605     23,006     4,095,631
------------------------------------------------------------------------------
(G)  Schneider            For                 761,686     23,006     4,048,464
                          Withhold              7,919          -        47,167
                          ----------------------------------------------------
                          Total               769,605     23,006     4,095,631
------------------------------------------------------------------------------
(H)  Schwertfeger         For                 761,686     23,006     4,048,464
                          Withhold              7,919          -        47,167
                          ----------------------------------------------------
                          Total               769,605     23,006     4,095,631
------------------------------------------------------------------------------
Fund Reorganization       For                 560,496     18,550     3,441,957
                          Against               2,444          -        91,606
                          Abstain              26,314          -       193,354
                          ----------------------------------------------------
                          Total               589,254     18,550     3,726,917
------------------------------------------------------------------------------
                          Broker Non Votes    180,351      4,456       368,714
                          ----------------------------------------------------

                                                  Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

                           Shareholder Meeting Report
                           Maryland

                           On January 10, 1997, the following Nuveen Maryland Tax-Free Value Fund held a Special Meeting of Shareholders. At that meeting, shareholders approved the following matters:

                                            A Shares   C Shares       R Shares
------------------------------------------------------------------------------
 Election of the Fund's
 Board of Trustees:
------------------------------------------------------------------------------
 (A)  Bremner              For               716,051    124,997      3,049,761
                           Withhold           23,099     10,660        107,461
                           ---------------------------------------------------
                           Total             739,150    135,657      3,157,222
------------------------------------------------------------------------------
 (B)  Brown                For               716,051    124,997      3,063,472
                           Withhold           23,099     10,660         93,750
                           ---------------------------------------------------
                           Total             739,150    135,657      3,157,222
------------------------------------------------------------------------------
 (C)  Dean                 For               716,051    124,997      3,063,905
                           Withhold           23,099     10,660         93,317
                           ---------------------------------------------------
                           Total             739,150    135,657      3,157,222
------------------------------------------------------------------------------
 (D)  Impellizzeri         For               716,017    124,997      3,050,195
                           Withhold           23,133     10,660        107,027
                           ---------------------------------------------------
                           Total             739,150    135,657      3,157,222
------------------------------------------------------------------------------
 (E)  Rosenheim            For               716,017    124,997      3,063,905
                           Withhold           23,133     10,660         93,317
                           ---------------------------------------------------
                           Total             739,150    135,657      3,157,222
------------------------------------------------------------------------------
 (F)  Sawers               For               716,051    124,997      3,063,905
                           Withhold           23,099     10,660         93,317
                           ---------------------------------------------------
                           Total             739,150    135,657      3,157,222
------------------------------------------------------------------------------
 (G)  Schneider            For               716,051    124,997      3,049,761
                           Withhold           23,099     10,660        107,461
                           ---------------------------------------------------
                           Total             739,150    135,657      3,157,222
------------------------------------------------------------------------------
 (H)  Schwertfeger         For               716,051    124,997      3,063,905
                           Withhold           23,099     10,660         93,317
                           ---------------------------------------------------
                           Total             739,150    135,657      3,157,222
------------------------------------------------------------------------------
 Div vs. Non-Div           For               470,908     56,428      2,563,265
                           Against            18,486      8,595        142,492
                           Abstain            18,312          -        139,853
                           ---------------------------------------------------
                           Total             507,706     65,023      2,845,610
------------------------------------------------------------------------------
                           Broker Non Votes  231,444     70,634        311,612
------------------------------------------------------------------------------
 AMT Bonds                 For               445,821     48,464      2,417,433
                           Against            36,038      5,899        230,562
                           Abstain            25,847     10,660        197,615
                           ---------------------------------------------------
                           Total             507,706     65,023      2,845,610
------------------------------------------------------------------------------
                           Broker Non Votes  231,444     70,634        311,612
                           ---------------------------------------------------

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

                           Shareholder Meeting Report
                           Maryland -- continued


                                               A Shares   C Shares    R Shares
------------------------------------------------------------------------------
 Investment Grade         For                  466,664     48,464    2,544,152
                          Against               16,787      5,899      140,661
                          Abstain               24,255     10,660      160,797
                          ----------------------------------------------------
                          Total                507,706     65,023    2,845,610
------------------------------------------------------------------------------
                          Broker Non Votes     231,444     70,634      311,612
------------------------------------------------------------------------------
 Illiquid Securities      For                  456,055     53,481    2,374,678
                          Against               20,946        882      284,553
                          Abstain               30,705     10,660      186,379
                          ----------------------------------------------------
                          Total                507,706     65,023    2,845,610
------------------------------------------------------------------------------
                          Broker Non Votes     231,444     70,634      311,612
------------------------------------------------------------------------------
 Unseasoned Issuers       For                  438,564     44,445    2,329,868
                          Against               33,374      9,918      298,121
                          Abstain               35,768     10,660      217,621
                          ----------------------------------------------------
                          Total                507,706     65,023    2,845,610
------------------------------------------------------------------------------
                          Broker Non Votes     231,444     70,634      311,612
------------------------------------------------------------------------------
 Average Maturity         For                  473,373     48,464    2,585,687
                          Against               13,372      5,899       71,298
                          Abstain               20,961     10,660      188,625
                          ----------------------------------------------------
                          Total                507,706     65,023    2,845,610
------------------------------------------------------------------------------
                          Broker Non Votes     231,444     70,634      311,612
------------------------------------------------------------------------------
 Temporary Investments    For                  455,679     44,445    2,493,083
                          Against               30,500      9,918      152,599
                          Abstain               21,527     10,660      199,928
                          ----------------------------------------------------
                          Total                507,706     65,023    2,845,610
------------------------------------------------------------------------------
                          Broker Non Votes     231,444     70,634      311,612
------------------------------------------------------------------------------
 Single Bank Limits       For                  457,309     48,464    2,432,144
                          Against               22,537      5,899      187,573
                          Abstain               27,860     10,660      225,893
                          ----------------------------------------------------
                          Total                507,706     65,023    2,845,610
------------------------------------------------------------------------------
                          Broker Non Votes     231,444     70,634      311,612
------------------------------------------------------------------------------
 Fund Reorganization      For                  472,319     58,382    2,613,258
                          Against               13,497          -       84,902
                          Abstain               21,890      6,641      147,450
                          ----------------------------------------------------
                          Total                507,706     65,023    2,845,610
------------------------------------------------------------------------------
                          Broker Non Votes     231,444     70,634      311,612

-------------------------------------------------------------------------------

                                                     Nuveen Tax-Free Mutual Fund
                                                  January 31, 1997 Annual Report

                           Shareholder Meeting Report
                           Michigan

                           On January 10, 1997, the following Nuveen Michigan Tax-Free Value Fund held a Special Meeting of Shareholders. At that meeting, shareholders approved the following matters:

                                            A Shares   C Shares   R Shares
--------------------------------------------------------------------------
 Election of the Fund's
 Board of Trustees:
--------------------------------------------------------------------------
 (A) Bremner              For                344,784     22,975  1,832,113
                          Withhold            11,365          -     35,829
                          ------------------------------------------------
                          Total              356,149     22,975  1,867,942
--------------------------------------------------------------------------
 (B) Brown                For                344,784     22,975  1,832,113
                          Withhold            11,365          -     35,829
                          ------------------------------------------------
                          Total              356,149     22,975  1,867,942
--------------------------------------------------------------------------
 (C) Dean                 For                344,784     22,975  1,832,113
                          Withhold            11,365          -     35,829
                          ------------------------------------------------
                          Total              356,149     22,975  1,867,942
--------------------------------------------------------------------------
 (D) Impellizzeri         For                344,784     22,975  1,830,721
                          Withhold            11,365          -     37,221
                          ------------------------------------------------
                          Total              356,149     22,975  1,867,942
--------------------------------------------------------------------------
 (E) Rosenheim            For                344,784     22,975  1,830,721
                          Withhold            11,365          -     37,221
                          ------------------------------------------------
                          Total              356,149     22,975  1,867,942
--------------------------------------------------------------------------
 (F) Sawers               For                344,784     22,975  1,832,113
                          Withhold            11,365          -     35,829
                          ------------------------------------------------
                          Total              356,149     22,975  1,867,942
--------------------------------------------------------------------------
 (G) Schneider            For                344,784     22,975  1,832,113
                          Withhold            11,365          -     35,829
                          ------------------------------------------------
                          Total              356,149     22,975  1,867,942
--------------------------------------------------------------------------
 (H) Schwertfeger         For                344,784     22,975  1,832,113
                          Withhold            11,365          -     35,829
                          ------------------------------------------------
                          Total              356,149     22,975  1,867,942
--------------------------------------------------------------------------
 Fund Reorganization      For                282,042     13,646  1,541,760
                          Against             18,767          -     40,807
                          Abstain              2,007          -    100,868
                          ------------------------------------------------
                          Total              302,816     13,646  1,683,435
--------------------------------------------------------------------------
                          Broker Non Votes    53,333      9,329    184,507
                          ------------------------------------------------

                                                    Nuveen Tax-Free Mutual Funds
                                                  January 31, 1997 Annual Report

                           SHAREHOLDER MEETING REPORT
                           PENNSYLVANIA



                           On January 10, 1997, the following Nuveen
                           Pennsylvania Tax-Free Value Fund held a Special Meeting of Shareholders. At that meeting, shareholders approved the following matters:

                                                A SHARES   C SHARES     R SHARES
--------------------------------------------------------------------------------
 ELECTION OF THE FUND'S
 BOARD OF TRUSTEES:
--------------------------------------------------------------------------------
 (A)  Bremner              For                   571,472     53,286    3,931,391
                           Withhold                6,668        451       87,931
                           -----------------------------------------------------
                           Total                 578,140     53,737    4,019,322
--------------------------------------------------------------------------------
 (B)  Brown                For                   571,472     53,286    3,931,391
                           Withhold                6,668        451       87,931
                           -----------------------------------------------------
                           Total                 578,140     53,737    4,019,322
--------------------------------------------------------------------------------
 (C)  Dean                 For                   571,951     53,286    3,931,391
                           Withhold                6,189        451       87,931
                           -----------------------------------------------------
                           Total                 578,140     53,737    4,019,322
--------------------------------------------------------------------------------
 (D)  Impellizzeri         For                   571,951     53,286    3,931,391
                           Withhold                6,189        451       87,931
                           -----------------------------------------------------
                           Total                 578,140     53,737    4,019,322
--------------------------------------------------------------------------------
 (E)  Rosenheim            For                   571,951     53,286    3,915,809
                           Withhold                6,189        451      103,513
                           -----------------------------------------------------
                           Total                 578,140     53,737    4,019,322
--------------------------------------------------------------------------------
 (F)  Sawers               For                   571,951     53,286    3,931,391
                           Withhold                6,189        451       87,931
                           -----------------------------------------------------
                           Total                 578,140     53,737    4,019,322
--------------------------------------------------------------------------------
 (G)  Schneider            For                   571,951     53,286    3,931,391
                           Withhold                6,189        451       87,931
                           -----------------------------------------------------
                           Total                 578,140     53,737    4,019,322
--------------------------------------------------------------------------------
 (H)  Schwertfeger         For                   571,951     53,286    3,931,391
                           Withhold                6,189        451       87,931
                           -----------------------------------------------------
                           Total                 578,140     53,737    4,019,322
--------------------------------------------------------------------------------
 FUND REORGANIZATION       For                   532,792     51,541    3,454,133
                           Against                    24        502      137,312
                           Abstain                 8,836        451       87,603
                           -----------------------------------------------------
                           Total                 541,652     52,494    3,679,048
--------------------------------------------------------------------------------
                           Broker Non Votes       36,488      1,243      340,274
                           -----------------------------------------------------

                                                     Nuveen Tax-Free Mutual Fund
                                                  January 31, 1997 Annual Report

                           Shareholder Meeting Report
                           Virginia

                           On January 10, 1997, the following Nuveen Virginia Tax-Free Value Fund held a Special Meeting of Shareholders. At that meeting, shareholders approved the following matters:

                                            A Shares   C Shares   R Shares
--------------------------------------------------------------------------
 Election of the Fund's
 Board of Trustees:
--------------------------------------------------------------------------
 (A) Bremner              For                559,778     78,170  4,157,104
                          Withhold            12,275          -     36,514
                          ------------------------------------------------
                          Total              572,053     78,170  4,193,618
--------------------------------------------------------------------------
 (B) Brown                For                559,778     78,170  4,157,358
                          Withhold            12,275          -     36,260
                          ------------------------------------------------
                          Total              572,053     78,170  4,193,618
--------------------------------------------------------------------------
 (C) Dean                 For                559,778     78,170  4,157,358
                          Withhold            12,275          -     36,260
                          ------------------------------------------------
                          Total              572,053     78,170  4,193,618
--------------------------------------------------------------------------
 (D) Impellizzeri         For                559,778     78,170  4,157,104
                          Withhold            12,275          -     36,514
                          ------------------------------------------------
                          Total              572,053     78,170  4,193,618
--------------------------------------------------------------------------
 (E) Rosenheim            For                559,778     78,170  4,156,866
                          Withhold            12,275          -     36,752
                          ------------------------------------------------
                          Total              572,053     78,170  4,193,618
--------------------------------------------------------------------------
 (F) Sawers               For                559,778     78,170  4,157,358
                          Withhold            12,275          -     36,260
                          ------------------------------------------------
                          Total              572,053     78,170  4,193,618
--------------------------------------------------------------------------
 (G) Schneider            For                559,778     78,170  4,157,358
                          Withhold            12,275          -     36,260
                          ------------------------------------------------
                          Total              572,053     78,170  4,193,618
--------------------------------------------------------------------------
 (H) Schwertfeger         For                559,778     78,170  4,157,358
                          Withhold            12,275          -     36,260
                          ------------------------------------------------
                          Total              572,053     78,170  4,193,618
--------------------------------------------------------------------------
 Fund Reorganization      For                429,515     59,027  3,663,234
                          Against             15,396          -     43,052
                          Abstain              7,399          -     83,700
                          ------------------------------------------------
                          Total              452,310     59,027  3,789,986
--------------------------------------------------------------------------
                          Broker Non Votes   119,743     19,143    403,632
                          ------------------------------------------------

                                        Shareholder Information



Nuveen Family of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

Growth and Income Funds
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Municipal Bond Funds

National Funds/1/

State Funds
Alabama                 Michigan
Arizona                 Missouri
California/2/           New Jersey/3/
Colorado                New Mexico
Connecticut             New York/2/
Florida/3/              North Carolina
Georgia                 Ohio
Kansas                  Pennsylvania
Kentucky/4/             South Carolina
Louisiana               Tennessee
Maryland                Virginia
Massachusetts/2/        Wisconsin

1. Long-term, insured long-term, intermediate-term and limited-term portfolios.
2.  Long-term and insured long-term portfolios.
3.  Long-term and intermediate-term portfolios.
4.  Long-term and limited-term portfolios.

To purchase additional shares of your Nuveen Municipal Bond Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semiannual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you give your investment the added growth potential of long-term compounding.

For more information on the service options listed above, call your adviser, or Nuveen at (800) 621-7227.

Fund Information




Board of Directors                         Transfer Agent,
Robert P. Bremner                          Shareholder Services and
                                           Dividend Disbursing Agent
Lawrence H. Brown
                                           Maryland
Anthony T. Dean                            Shareholder Services, Inc.
                                           Nuveen Investor Services
Anne E. Impellizzeri                       P.O. Box 5330
                                           Denver, Colorado 80217-5330
Margaret K. Rosenheim
                                           (800) 621-7227
Peter R. Sawers
                                           All Other Funds
William J. Schneider                       Boston Financial
                                           Nuveen Investor Services
Timothy R. Schwertfeger                    P.O. Box 8509
                                           Boston, Massachusetts 02266-8509
Fund Manager
Nuveen Advisory Corp.                      (800)225-8530
333 West Wacker Drive
Chicago, IL 60606                          Legal Counsel
                                           Fried, Frank, Harris,
Custodian                                  Shriver & Jacobson
The Chase Manhattan Bank                   Washington, D.C.
4 New York Plaza
New York, New York 10004-2413              Public Accountants
                                           Arthur Andersen LLP
                                           Chicago, Illinois

Serving Investors
for Generations


Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach -- purchasing securities of strong companies and communities that represent good long-term value -- is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized municipal research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products -- including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.


[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]

JOHN NUVEEN, SR.

[LOGO OF NUVEEN]

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL  60606-1286
(800) 621-7227

                                                                      VAN-1-1.97

[NUVEEN LOGO]
Municipal
Bond Funds



January 31, 1997 and February 28, 1997



    Annual Report



Dependable, tax-free income
to help you keep more of
what you earn.

[PHOTO OF COUPLE SKIING APPEARS HERE]

New Jersey

Contents


 2  Dear Shareholder

 4  Answering Your Questions

 6  New Jersey Overview

 7  New Jersey Intermediate Overview

 9  Financial Section

47  Shareholder Meeting Report

51  Shareholder Information

52  Fund Information

                               Dear Shareholder

[PHOTO OF TIMOTHY R. SCHWERTFEGER APPEARS HERE]


It is a pleasure to report to you on the performance of your funds and to welcome new investors to the Nuveen family of investments. Each of the funds in this report continued to achieve its goal of delivering attractive tax-free income from portfolios of quality municipal bonds, helping you to keep more of what you've earned.

Since our last report, Nuveen has undertaken a number of key strategic steps geared to enhancing fund investment results and our service to you. We also have broadened our family of municipal bond funds to better meet your needs for attractive current income free from federal and, in some cases, state taxes. One of these key strategic steps was acquiring Flagship Resources Inc., a respected manager of municipal bond mutual funds, based in Dayton, Ohio. This added 19 municipal mutual funds to the Nuveen family, giving investors an expanded array of investment solutions for their personal portfolios. As we increased our product offerings, we also broadened the pricing options you have to purchase shares. We believe that all of this offers you even greater access to the municipal market plus additional expertise, resources, and services to serve you better.

In January, the Nuveen New Jersey Tax-Free Value Fund merged with the Flagship New Jersey Double Tax Exempt Fund to reduce operating expenses and to benefit shareholders. The combined fund's fiscal year end will now be February 28. The Nuveen Flagship Intermediate Municipal Bond Fund, a former Flagship fund, will continue forward, though its



TIMOTHY R. SCHWERTFEGER

"Nuveen will continue to create new investments to help investors keep more of what they have earned."


year end will change to February 28. The next report for the New Jersey funds will be the semi-annual report dated August 31, 1997.

Nuveen also has created new equity-based investments to help investors keep more of what they have earned. In November we launched the Nuveen Growth and Income Stock Fund, a fund that seeks to provide prudent investors superior equity market performance with equal or less risk than the overall stock market. This month we introduced two new balanced mutual funds, each designed to give investors the combination of performance potential and income protection that comes from a carefully assembled balance of stocks and bonds.

We at Nuveen pride ourselves on providing attractive tax-free income with modest risk to more than 1.3 million shareholders. In conversations with investors, many of you have told me how important tax-free income is to maintaining a lifestyle that you have worked so hard to build. I appreciate the trust you have placed in us.

Sincerely,


/s/ Timothy R. Schwertfeger
Timothy R. Schwertfeger
Chairman of the Board

March 17, 1997

Answering Your Questions

Tom Spalding, head of Nuveen's portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.


[PHOTO OF TOM SPALDING APPEARS HERE]
TOM SPALDING


What key economic factors affected
these funds during the past year?

In 1996, the bond market -- despite some fluctuations -- was relatively stable compared with recent years. Following a strong start to the year, a succession of mixed reports affecting interest rate and inflation forecasts caused investors to view the markets with alternating enthusiasm and uncertainty. In the third quarter of 1996, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period.

Throughout the year, euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into equity-based mutual funds, bypassing the bond market. Some investors, concerned about a possible correction in the stock market, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with short-term vehicles until a clearer picture of market trends emerged. These events affected demand for bond issues of all types in 1996.

What impact did interest rates have on performance?

Even with relative stability in 1996, interest rates continued to play a role in bond market performance. The Federal Reserve altered interest rates only once in 1996, with a 0.25% increase in January, but anticipation of further moves kept the markets restless the remainder of the year. This concern about potential changes in monetary policy continues into 1997, contributing to higher long-term interest rates.

"A look at the current economy shows a positive tone, reflecting a combination of factors that historically bode well for the bond market, especially for long-term issues."

How has the municipal market

performed during the past year?
The municipal market has not been as volatile as the Treasury market. The easing of the flat tax concerns in 1996 benefited municipals at a time when bond prices were otherwise suffering generally. Property and casualty companies were large buyers of municipals after Steven Forbes' withdrawal from the presidential primary race last year. Retail buyers came back into the municipal bond market in the fourth quarter, and institutional investors continue to be strong buyers. All of this helps to support municipal bond prices.

What is your approach to managing the funds?

We seek income consistent with preservation of capital. To accomplish this, we follow a value investing strategy that depends on obtaining detailed insights into the outlook for individual issuers and the characteristics of specific bonds -- assessments that are not yet recognized by the market as a whole. We target bonds that may be upgraded, a strategy that results in a higher level of quality and safety in the portfolios, as well as potential appreciation in asset value.

What is your outlook for the bond market in the next year?

A look at the current economy shows a positive tone, reflecting a combination of factors that historically bode well for the bond market, especially for long-term issues. Yields remain attractive, as inflation maintains the same modest pace that it has demonstrated over the past six years, giving every indication of being well under control. At the same time, economic expansion continues to be slow and steady, as evidenced by a lack of price pressure at the consumer and producer levels, strong consumer confidence, low unemployment figures, and a stable money supply.

Nuveen New Jersey Tax-Free Value Fund
January 31, 1997 Annual Report *



New Jersey Overview
A Shares



Highlights
-----------------------------------
Net Assets              $17,071,934
Net Asset Value              $10.22
Average Maturity              16.98
-----------------------------------

Total Return at NAV
-----------------------------------
1-Year                         3.31%
Since Inception                6.51%
-----------------------------------

Tax-Free Yields at Offer Price
-----------------------------------
SEC Yield                      4.61%
Distribution Yield             4.72%
-----------------------------------



* All information as of January 31, 1997, except for the Index Comparison chart, which shows the growth of a $10,000 investment in the Nuveen Flagship New Jersey Municipal Bond Fund from the funds inception through February 28, 1997.

** The Index Comparison shows change in value of a $10,000 investment in the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A Shares at the time (4.50%) and all ongoing fund expenses.

   During the fiscal year, the fund's average annual total return on NAV for R Shares was 3.55%, and since their inception in February 1992 was 7.13%. For more information on share class total returns, turn to the Financial Highlights beginning on page 41.

[PIE CHART APPEARS HERE]


[PIE CHART APPEARS HERE]


[GRAPH APPEARS HERE]


[BAR CHART APPEARS HERE]

Nuveen Flagship New Jersey
Intermediate Municipal Bond Fund
February 28, 1997 Annual Report


New Jersey Intermediate Overview
A Shares

Fund Highlights
-----------------------------------------------
Net Assets                           $7,010,918
Net Asset Value                          $10.30
Average Maturity                           7.47
-----------------------------------------------

Total Return at NAV
-----------------------------------------------
1-Year                                     3.56%
Since Inception                            6.49%
-----------------------------------------------

Tax-Free Yields at Offer Price
-----------------------------------------------
SEC Yield                                  4.33%
Distribution Yield                         4.76%
-----------------------------------------------



* The Index Comparison shows change in value of a $10,000 investment in the Nuveen fund compared with the Lehman Brothers Municipal Bond Index. The Lehman Municipal Bond Index is comprised of a broad range of investment-grade municipal bonds, and does not reflect any initial or ongoing expenses. The Nuveen fund return depicted in the chart reflects the initial maximum sales charge applicable to A Shares at the time (3.00%) and all ongoing fund expenses.

[PIE CHART APPEARS HERE]


[PIE CHART APPEARS HERE]


[GRAPH APPEARS HERE]


[BAR CHART APPEARS HERE]

                               Financial Section


    Contents

10  Portfolio of Investments

27  Statement of Net Assets

28  Statement of Operations

29  Statement of Changes in Net Assets

31  Notes to Financial Statements

41  Financial Highlights


                Portfolio of Investments
                Nuveen New Jersey
                January 31, 1997
  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
$ 1,415,000     The Delaware River and Bay Authority, Revenue Bonds                    1/04 at 102            Aaa    $ 1,295,532
                  Series 1993, 5.000%, 1/01/17

  1,000,000     New Jersey Economic Development Authority,                             4/97 at 102             A3      1,021,210
                  Gas Facilities Revenue Bonds, 1991 Series A
                  (Elizabethtown Gas Company Project), 6.750%, 10/01/21
                  (Alternative Minimum Tax)

    200,000     New Jersey Economic Development Authority, Lease Rental                 3/02 at 102           Aaa        223,158
                  Bonds, 1992 Series (Liberty State Park Project), 6.800%
                  3/15/22 (Pre-refunded to 3/15/02)

  1,000,000     New Jersey Economic Development Authority, Economic                   No Opt. Call            N/R      1,168,500
                  Development Bonds (Yeshiva K'Tana of Passaic -- 1992
                  Project), 8.000%, 9/15/18

  2,965,000     New Jersey Economic Development Authority, Economic                   No Opt. Call            N/R      3,107,231
                  Development Bonds (Bridgewater Resources, Inc.
                  Project) 1994 Series A, 8.375%, 11/01/04
                  (Alternative Minimum Tax)

    250,000     New Jersey Economic Development Authority, Solid Waste                 4/02 at 102            Aa1        268,300
                  Disposal Facility Revenue Bonds (Garden State Paper
                  Company, Inc. Project), Series 1992, 7.125%, 4/01/22
                  (Alternative Minimum Tax)

  1,215,000     New Jersey Economic Development Authority, Economic                   12/03 at 102            Aa3      1,226,166
                  Growth Bond, Composite Issue -- 1992 Second Series H,
                  5.300%, 12/01/07 (Alternative Minimum Tax)

    650,000     New Jersey Economic Development Authority, Market                      7/04 at 102            Aaa        674,707
                  Transition Facility Senior Lien Revenue Bonds,
                  Series 1994A, 5.875%, 7/01/11

    975,000     New Jersey Educational Facilities Authority, Trenton                   7/97 at 100             A+        976,892
                  State College Issue, Revenue Bonds, Series 1976 D,
                  6.750%, 7/01/08

    835,000     New Jersey Educational Facilities Authority, Princeton                 7/04 at 100            Aaa        867,198
                  University Revenue Bonds, 1994 Series A,
                  5.875%, 7/01/11

  1,930,000     New Jersey Health Care Facilities Financing Authority,                No Opt. Call            Aaa      2,272,729
                  Revenue Bonds, Hackensack Hospital Issue Series A,
                  8.750%, 7/01/09

  2,065,000     New Jersey Health Care Facilities Financing Authority,                 7/01 at 102             A1      2,324,323
                  Revenue Bonds, Series 1990-E (Kennedy Memorial
                  Hospital), 8.375%, 7/01/10


                                                                                                     Nuveen Municipal Bond Funds
                                                                                                                   Annual Report


  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
$   700,000     New Jersey Health Care Facilities Financing Authority                  7/00 at 102           Aaa     $   761,138
                  Revenue Bonds, Community Medical Center/Kensington
                  Manor Care Center Issue, Series E, 7.000%, 7/01/20

    480,000     New Jersey Health Care Facilities Financing Authority                  7/98 at 102             A         508,411
                  Revenue Bonds, Community Memorial Hospital
                  Association Issue, Series C, 8.000%, 7/01/14

  3,000,000     New Jersey Health Care Facilities Financing Authority                  7/99 at 102            A-       3,188,940
                  Revenue Bonds, Newton Memorial Hospital Issue,
                  Series A, 7.500%, 7/01/19

    400,000     New Jersey Health Care Facilities Financing Authority                  7/02 at 102             A         433,048
                  Refunding Revenue Bonds, Atlantic City Medical Center
                  Issue, Series C, 6.800%, 7/01/05

    800,000     New Jersey Health Care Facilities Financing Authority                  7/02 at 102           Ba1         827,152
                  Revenue Bonds, Palisades Medical Center, Obligated
                  Group Issue, Series 1992, 7.500%, 7/01/06

  1,750,000     New Jersey Housing Finance Agency, Special Pledge                     11/97 at 103            A1       1,810,148
                  Revenue Obligations, 1975 Series One, 9.000%, 11/10/18

  1,500,000     New Jersey Housing Mortgage Finance Agency,                            5/06 at 102           Aaa       1,529,040
                  Multifamily Housing Revenue Bonds, 1996 Series A,
                  6.200%, 11/01/18 (Alternative Minimum Tax)

  2,000,000     New Jersey Housing and Mortgage Finance Agency,                        5/05 at 102           Aaa       2,039,660
                  Multifamily Housing Revenue Bonds, 1995 Series A,
                  6.00%m 11/01/14

    700,000     New Jersey Housing and Mortgage Finance Agency,                        5/02 at 102            A+         752,605
                  Housing Revenue Bonds, 1992 Series A,
                  6.950%, 11/01/13

    335,000     New Jersey Turnpike Authority, Turnpike Revenue Bonds,                No Opt. Call           AAA         403,471
                  1984 Series, 10.375%, 1/01/03

                New Jersey Turnpike Authority, Turnpike Revenue Bonds,
                Series 1991 C:
  1,750,000       6.500%, 1/01/08                                                     No Opt. Call          Baa1       1,929,918
    435,000       6.500%, 1/01/16                                                     No Opt. Call           Aaa         485,999

  1,000,000     State of New Jersey, General Obligation Bonds, Series D,              No Opt. Call           Aa1       1,069,770
                  5.800%, 2/15/07

  1,000,000     Pollution Control Financing Authority of Camden County                No Opt. Call          BBB+       1,023,830
                  (Camden County, New Jersey), Solid Waste Disposal
                  and Resource Recovery System Revenue Bonds,
                  Series 1991 C, 7.125%, 12/01/01
                  (Alternative Minimum Tax)


                Portfolio of Investments
                Nuveen New Jersey
                January 31, 1997
  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
$ 2,645,000     Pollution Control Financing Authority of Camden County                12/01 at 102          BBB+     $ 2,723,953
                  (Camden County, New Jersey), Solid Waste Disposal
                  and Resource Recovery System Revenue Bonds,
                  Series 1991 D, 7.250%, 12/01/10

    500,000     The Essex County Improvement Authority (Essex County,                 12/02 at 102          Baa1         518,710
                  New Jersey), County Guaranteed Pooled Revenue Bonds,
                  Series 1992 A, 6.500%, 12/01/12

    500,000     The Board of Education of The Township of Hillsborough,               No Opt. Call            AA         525,730
                  in the County of Somerset, State of New Jersey,
                  General Obligation School Purpose Bonds, Series 1992,
                  5.875%, 8/01/11

    240,000     Hoboken Housing Finance Corporation, Multifamily                      No Opt. Call           AA+         241,495
                  Mortgage Revenue Bonds (Project Uplift - FHA
                  Section B), 1995 - A Refunding, 6.250%, 2/01/24

    400,000     The Hudson County Improvement Authority, Multifamily                   6/04 at 100           AAA         417,688
                  Housing Revenue Bonds, Series 1992 A (Conduit
                  Financing - Observer Park Project), 6.900%, 6/01/22
                  (Alternative Minimum Tax)

  1,560,000     The Board of Education of the Borough of Little Ferry,                No Opt. Call           N/R       1,579,016
                  Bergen County, New Jersey, Certificates of
                  Participation, 6.300%, 1/15/08

                The Board of Education of the Township of Monroe,
                In the county of Gloucester, New Jersey, School Bonds,
                Series 1993:
    725,000       5.200%, 8/01/11                                                     No Opt. Call           Aaa         718,381
    825,000       5.200%, 8/01/14                                                     No Opt. Call           Aaa         808,203

    500,000     North Bergen Housing Development Corporation (North                    9/09 at 100           N/R         510,310
                  Bergen, New Jersey), Mortgage Revenue Bonds,
                  Series 1978 (FHA Insured Mortgage Loan - Section 8
                  Assisted Project), 7.400%, 9/01/20

    300,000     The Township of North Bergen (Hudson County,                           8/02 at 102           Aaa         326,322
                  New Jersey), Fiscal Year Adjustment General Obligation
                  Bonds, Series 1992, 6.500%, 8/15/12

  2,350,000     The Ocean County Utilities Authority (New Jersey),                     4/97 at 100           Aaa       2,217,860
                  Wastewater Revenue Bonds, Refunding Series 1987,
                  5.000%, 1/01/14

  2,215,000     County of Passaic, State of New Jersey, General                       No Opt. Call           Aaa       2,179,892
                  Obligation Refunding Bonds, Series 1993,
                  5.125%, 9/01/12

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report

  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
$ 1,100,000     Sparta Township School District, General Obligation                    9/06 at 100           AAA     $ 1,116,005
                  Bonds (Unlimited Tax), 5.800%, 9/01/18

    270,000     The Union County Utilities Authority (New Jersey),                     6/02 at 102           Aaa         287,137
                  Solid Waste System Revenue Bonds, Series D,
                  6.850%, 6/15/14 (Alternative Minimum Tax)

                The Union County Utilites Authority (New Jersey),
                Solid Waste System Revenue Bonds, 1991 Series A:
    195,000       7.100%, 6/15/06 (Alternative Minimum Tax)                            6/02 at 102            BB         200,004
  1,100,000       7.200%, 6/15/14 (Alternative Minimum Tax)                            6/02 at 102            BB       1,125,443

    100,000     University of Medicine and Denistry of New Jersey                     12/01 at 102            AA         110,229
                  Bonds, Series E, 6.500%, 12/01/18
                  (Pre-refunded to 12/01/01)

    300,000     The Wanaque Borough Sewerage Authority (Passaic                       12/02 at 102          Baa1         319,365
                  County, New Jersey), Sewer Revenue Bonds,
                  (Series 1992), (Bank Qualified), 7.000%, 12/10/21

  2,145,000     The Port Authority of New York and New Jersey,                         8/01 at 101           AA-       2,311,322
                  Consolidated Bonds, Seventy-Fourth Series,
                  6.750%, 8/01/26

  1,750,000     Virgin Islands Housing Finance Authority, Single-Family                3/05 at 102           AAA       1,198,465
                  Mortgage Revenue Refunding Bonds (GNMA
                  Mortgage-Backed Securities Program), 1995 Series A,
                  6.450%, 3/01/16 (Alternative Minimum Tax)

  2,000,000     Commonwealth of Puerto Rico, Public Improvement                    7/05 at 101 1/2           Aaa       2,020,960
                  Bonds of 1995 (General Obligation Bonds),
                  5.750%, 7/01/24

  1,000,000     Puerto Rico Aqueduct and Sewer Authority, Revenue                      7/98 at 102           AAA       1,076,190
                  Bonds, Series 1988A, 7.875%, 7/01/17
                  (Pre-refunded to 7/01/98)

     60,000     Puerto Rico Highway and Transportation Authority,                  7/02 at 101 1/2           AAA          67,080
                  Highway Revenue Bonds (Series T),
                  6.625%, 7/01/18 (Pre-refunded to 7/01/02)

                Puerto Rico Electric Power Authority, Power Revenue
                Bonds, Series P:
    790,000       7.000%, 7/01/07                                                     No Opt. Call          Baa1         902,875
  1,875,000       7.000%, 7/01/21 (Pre-refunded to 7/01/01)                            7/01 at 102           Aaa       2,104,837

  1,500,000     Puerto Rico Electric Power Authority, Power Revenue                    7/05 at 100          Baa1       1,377,344
                  Refunding Revenue Bonds, Series Z, 5.250%, 7/01/21


                                                                                                     Nuveen Municipal Bond Funds
                                                                                                                   Annual Report

  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000     Puerto Rico Industrial, Tourist, Educational, Medical                  1/05 at 102           Aaa     $ 1,055,510
                  and Environmental Control Facilities Financing
                  Authority, Hospital Revenue Bonds, 1995 Series A
                  (Hospital Auxilio Mutuo Obligated Group Project),
                  6.250%, 7/01/16
----------------------------------------------------------------------------------------------------------------------------------
$57,720,000     Total Investments --(cost $58,667,900) -- 96.2%                                                       60,229,402
===========-----------------------------------------------------------------------------------------------------------------------
                Temporary Investments in Short-Term Municipal Securities -- 2.6%

$   600,000     New Jersey Economic Development Authority,                                                VMIG-1         600,000
                  Dock Facility Revenue Refunding Bonds
                  (Bayonne/IMTT -- Bayonne Project), Series 1993A, Variable
                  Rate Demand Bonds, 3.400%, 12/01/27+

  1,000,000     Port Authority of New York and New Jersey, Variable Rate                                  VMIG-1       1,000,000
                  Demand Bonds, 3.650%, 6/01/20+
----------------------------------------------------------------------------------------------------------------------------------
$ 1,600,000     Total Temporary Investments -- 2.6%                                                                    1,600,000
===========-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 1.2%                                                                    758,683
                ------------------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                                   $62,588,085
                ==================================================================================================================

                Summary of Ratings** -- Portfolio of Investments (excluding temporary investments)

                               Standard                                             Number             Market             Market
                               & Poor's                     Moody's          of Securities              Value            Percent
                ------------------------------------------------------------------------------------------------------------------
                                    AAA                         Aaa                     24        $26,147,162                 43%

                           AA+, AA, AA-           Aa1, Aa, Aa2, Aa3                      7          5,753,012                  9

                                     A+                          A1                      4          5,863,968                 10

                                  A, A-                   A, A2, A3                      4          5,151,609                  8

                        BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                      7          8,795,995                 15

                           BB+, BB, BB-           Ba1, Ba, Ba2, Ba3                      3          2,152,599                  4

                              Non-rated                   Non-rated                      4          6,365,057                 11
                ------------------------------------------------------------------------------------------------------------------
                TOTAL                                                                   53        $60,229,402                100%
                ==================================================================================================================
                *      Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                **     Ratings (not covered by the report of independent public accountants): Using the higher of Standard &
                       Poor's or Moody's rating.

                N/R -- Investment is not rated.

                +      The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                14                                                               See accompanying notes to financial statements.



                Portfolio of Investments             Nuveen Municipal Bond Funds
                                                                   Annual Report
                Nuveen Flagship New Jersey
                February 28, 1997

  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
$ 1,415,000     The Delaware River and Bay Authority, Revenue Bonds,                   1/04 at 102           Aaa     $ 1,311,564
                  Series 1993, 5.000%, 1/01/17

  1,000,000     New Jersey Economic Development Authority,                             4/97 at 102            A3       1,021,480
                  Gas Facilities Revenue Bonds, 1991 Series A
                  (Elizabethtown Gas Company Project), 6.750%, 10/01/21
                  (Alternative Minimum Tax)

    100,000     New Jersey Economic Development Authority, District                   12/03 at 102          BBB-         101,977
                  Heating and Cooling Revenue Bonds (Trigen - Trenton
                  Project), 1993 Series A, 6.200%, 12/01/10

    200,000     New Jersey Economic Development Authority, Lease                       3/02 at 102           Aaa         223,704
                  Rental Bonds, 1992 Series (Liberty State Park Project),
                  6.800%, 3/15/22 (Pre-refunded to 3/15/02)

  1,000,000     New Jersey Economic Development Authority, Economic                   No Opt. Call           N/R       1,175,020
                  Development Bonds (Yeshiva K'Tana of Passaic - 1992
                  Project), 8.000%, 9/15/18

  2,965,000     New Jersey Economic Development Authority, Economic                   No Opt. Call           N/R       3,115,385
                  Development Bonds (Bridgewater Resources, Inc.
                  Project), 1994 Series A, 8.375%, 11/01/04
                  (Alternative Minimum Tax)

    100,000     New Jersey Economic Development Authority, Water                       6/03 at 102           Aaa          93,609
                  Facilities Revenue Refunding Bonds (New Jersey
                  American Water Company Inc. Project), Series 1993,
                  5.500%, 6/01/23 (Alternative Minimum Tax)

    150,000     New Jersey Economic Development Authority, Water                       3/04 at 102           Aaa         151,617
                  Facilities Revenue Refunding Bonds (Hackensack
                  Water Company, Project - 1994 Series B), 5.900%,
                  3/01/24 (Alternative Minimum Tax)

    250,000     New Jersey Economic Development Authority, Solid                       4/02 at 102           Aa1         268,670
                  Waste Disposal Facility Revenue Bonds (Garden State
                  Paper Company, Inc. Project), 7.125%, 4/01/22
                  (Alternative Minimum Tax)

  1,215,000     New Jersey Economic Development Authority, Economic                   12/03 at 102           Aa3       1,230,005
                  Growth Bond, Composite Issue - 1992 Second Series H,
                  5.300%, 12/01/07 (Alternative Minimum Tax)

    185,000     New Jersey Economic Development Authority,                        12/02 at 101 1/2           Aa3         196,176
                  Economic Growth Bonds, Composite Issue - 1992
                  Second Series A3, 6.550%, 12/01/07 (Alternative
                  Minimum Tax)


                Portfolio of Investments

                February 28, 1997

  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
$   625,000     New Jersey Economic Development Authority,                             5/05 at 102           Aaa     $   658,650
                  Insured Revenue Bonds (Educational Testing
                  Service Issue), Series 1995B, 6.125%, 5/15/15

    300,000     New Jersey Economic Development Authority,                             7/04 at 102           Aaa         319,509
                  Revenue Bonds (RWJ Health Care Corp. at
                  Hamilton Obligated Group Project), Series 1994,
                  6.250%, 7/01/14

    450,000     New Jersey Economic Development Authority,                             7/06 at 102           Aaa         412,727
                  Revenue Bonds (Clara Maass Health System
                  Obligated Group Project), Series 1996,
                  5.000%, 7/01/25

    300,000     New Jersey Economic Development Authority,                             9/02 at 102           Aaa         309,060
                  State Contract Economic Recovery Bonds, Series
                  1992 - A, 6.000%, 3/15/21

    650,000     New Jersey Economic Development Authority, Market                      7/04 at 102           Aaa         678,665
                  Transition Facility Senior Lien Revenue Bonds,
                  Series 1994A, 5.875%, 7/01/11

    975,000     New Jersey Educational Facilities Authority, Trenton                   7/97 at 100            A+         977,272
                  State College Issue, Revenue Bonds, Series 1976 D,
                  6.750%, 7/01/08

    835,000     New Jersey Educational Facilities Authority, Princeton                 7/04 at 100           Aaa         870,780
                  University Revenue Bonds, 1994 Series A,
                  5.875%, 7/01/11

    410,000     New Jersey Educational Facilities Authority, Revenue                   7/03 at 102           Baa         391,710
                  Funding Bonds (Monmouth College), Series 1993 - A,
                  5.625%, 7/01/13

  1,930,000     New Jersey Health Care Facilities Financing Authority,                No Opt. Call           Aaa       2,307,026
                  Revenue Bonds, Hackensack Hospital Issue, Series A,
                  8.750%, 7/01/09

  2,065,000     New Jersey Health Care Facilities Financing Authority,                 7/01 at 102            A1       2,327,771
                  Revenue Bonds, Series 1990-E (Kennedy Memorial
                  Hospital), 8.375%, 7/01/10

    700,000     New Jersey Health Care Facilities Financing Authority,                 7/00 at 102           Aaa         762,202
                  Revenue Bonds, Community Medical Center/Kensington
                  Manor Care Center Issue, Series E, 7.000%, 7/01/20

    480,000     New Jersey Health Care Facilities Financing Authority,                 7/98 at 102             A         507,883
                  Revenue Bonds, Community Memorial Hospital
                  Association Issue Series C, 8.000%, 7/01/14


                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report

  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000     New Jersey Health Care Facilities Financing Authority,                 7/99 at 102            A-     $ 3,189,840
                  Revenue Bonds, Newton Memorial Hospital Issue,
                  Series A, 7.500%, 7/01/19

    400,000     New Jersey Health Care Facilities Financing Authority,                 7/02 at 102             A         434,096
                  Refunding Revenue Bonds, Atlantic City Medical Center
                  Issue, Series C, 6.800%, 7/01/05

    800,000     New Jersey Health Care Facilities Financing Authority,                 7/02 at 102           Ba1         829,088
                  Revenue Bonds, Palisades Medical Center, Obligated
                  Group Issue, Series 1992, 7.500%, 7/01/06

    250,000     New Jersey Health Care Facilities Financing Authority,                 7/04 at 102           Aaa         265,880
                  Revenue Bonds, Monmouth Medical Center Issue,
                  Series C, 6.250%, 7/01/16

    200,000     New Jersey Health Care Facilities Financing Authority,                 7/04 at 102           Aaa         214,220
                  Bayonne Hospital Obligated Group, Revenue Bonds,
                  Series 1994, 6.250%, 7/01/12

    200,000     New Jersey Health Care Facilities Financing Authority,                 7/04 at 102           Aaa         204,500
                  Revenue Bonds, Newark Beth Israel Medical Center
                  Issue, Series 1994, 6.000%, 7/01/16

    250,000     New Jersey Health Care Financing Authority, Refunding                  8/04 at 102           AAA         262,068
                  Revenue Bonds, Irrington General Hospital Issue
                  (FHA Insured Mortgage), Series 1994,
                  6.375%, 8/01/15

  1,750,000     New Jersey Housing Finance Agency, Special Pledge                     11/97 at 103            A1       1,811,618
                  Revenue Obligations, 1975 Series One, 9.000%,
                  11/01/18

  1,500,000     New Jersey Housing Mortgage Finance Agency,                            5/06 at 102           Aaa       1,535,055
                  Multi-Family Housing Revenue Bonds, 1996 Series A,
                  6.200%, 11/01/18 (Alternative Minimum Tax)

  2,000,000     New Jersey Housing and Mortgage Finance Agency,                        5/05 at 102           Aaa       2,047,200
                  Multi-Family Housing Revenue Bonds, 1995 Series A,
                  6.000%, 11/01/14

    700,000     New Jersey Housing and Mortgage Finance Agency,                        5/02 at 102            A+         753,116
                  Housing Revenue Bonds, 1992 Series A,
                  6.950%, 11/01/13

    500,000     New Jersey Housing and Mortgage Finance Agency,                       11/02 at 102            A+         526,975
                  Housing Revenue Bonds, 1992 Series One,
                  6.600%, 11/01/14


                Portfolio of Investments

                February 28, 1997

  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
                New Jersey Housing and Mortgage Finance Agency,
                Home Buyer Revenue Bonds, 1994 Series K:
$   250,000       6.300%, 10/01/16 (Alternative Minimum Tax)                           7/04 at 102           Aaa      $  256,538
    400,000       6.375%, 10/01/26 (Alternative Minimum Tax)                           7/04 at 102           Aaa         410,568

                New Jersey Sports and Exposition Authority, Convention
                Center Luxury Tax Bonds, 1992 A:
    250,000       6.250%, 7/01/20                                                      7/02 at 102           Aaa         265,283
    100,000       5.500%, 7/01/22                                                      7/02 at 102           Aaa          96,484

    335,000     New Jersey Turnpike Authority, Turnpike Revenue Bonds,                No Opt. Call           AAA         402,546
                  1984 Series, 10.375%, 1/01/03

                New Jersey Turnpike Authority, Turnpike Revenue Bonds,
                Series 1991 C:
  1,750,000       6.500%, 1/01/08                                                     No Opt. Call          Baa1       1,941,170
    435,000       6.500%, 1/01/16                                                     No Opt. Call           Aaa         488,614

    200,000     New Jersey Wastewater Treatment Trust, Wastewater                      4/04 at 102           AA-         218,962
                  Treatment Bonds, Series 1994A, 6.500%, 4/01/14

  1,000,000     State of New Jersey, General Obligation Bonds, Series D,              No Opt. Call           Aa1       1,074,750
                  5.800%, 2/15/07

    200,000     The City of Atlantic City, In the County of Atlantic,                 No Opt. Call            A-         205,754
                  New Jersey, General Obligation General Improvement
                  Bonds, Series 1994, 5.650%, 8/15/04

    100,000     The City of Atlantic City, New Jersey, Municipal Utilities             5/02 at 102            A-          99,695
                  Authority Water System, Revenue Refunding Bonds,
                  Series 1993, 5.750%, 5/01/17

    100,000     County of Atlantic, New Jersey, General Improvements                   1/04 at 101           Aaa         106,889
                  Bonds, 6.000%, 1/01/07

    150,000     County of Bergen Utility Authority, Water Pollution Control           12/02 at 102           Aaa         156,671
                  System Revenue, Series 1992 - B, 6.000%, 12/15/13

    250,000     The Camden County Municipal Utilities Authority                        7/06 at 102           Aaa         238,433
                  (Camden County, New Jersey), County Agreement Sewer
                  Revenue Refunding Bonds, 1996 Series, 5.125%, 7/15/17

  1,000,000     Pollution Control Financing Authority of Camden County                No Opt. Call          BBB+       1,025,380
                  (Camden County, New Jersey), Solid Waste Disposal
                  and Resource Recovery System Revenue Bonds,
                  Series 1991 C, 7.125%, 12/01/01
                  (Alternative Minimum Tax)

  2,645,000     Pollution Control Finance Authority of Camden County                  12/01 at 102          BBB+       2,729,878
                  (Camden County, New Jersey), Solid Waste Disposal
                  and Resource Recovery System Revenue Bonds,
                  Series 1991 D, 7.250%, 12/01/10

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report

  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
$   250,000     City of East Orange, In the County of Essex, New Jersey,              No Opt. Call           Aaa     $   315,210
                  Fiscal Year Adjustment Bonds (Qualified under the
                  Municipal Qualified Bond Act P.L. 1976, c. 38,
                  as Amended), 8.400%, 8/01/06

                The Essex County Improvement Authority (Essex County,
                New Jersey), City of Newark General Obligation Lease
                Revenue Bonds, Series 1994:
    300,000       6.350%, 4/01/07                                                      4/04 at 102          Baa1         311,190
    450,000       6.600%, 4/01/14                                                      4/04 at 102          Baa1         470,120

    100,000     The Essex County Improvement Authority (Essex County,                 12/04 at 102           Aaa         116,254
                  New Jersey), General Obligation Lease Revenue Bonds,
                  Series 1994 (County Jail and Youth House Projects),
                  6.900%, 12/01/14

    500,000     The Essex County Improvement Authority (Essex County,                 12/02 at 102          Baa1         520,455
                  New Jersey), County Guaranteed Pooled Revenue Bonds,
                  Series 1992A, 6.500%, 12/01/12

    250,000     The Board of Education of the Township of Hillsborough,               No Opt. Call            AA         529,490
                  In the County of Somerset, State of New Jersey, General
                  Obligation School Purpose Bonds, Series 1992, 5.875%,
                  8/01/11

    240,000     Hoboken Housing Finance Corporation, Multifamily                      No Opt. Call           AA+         242,177
                  Mortgage Revenue Bonds (Project Uplift - FHA
                  Section 8), 1995 - A Refunding, 6.250%, 2/01/24

    100,000     Parking Authority of the City of Hoboken, County of                    3/02 at 102          Baa1         102,928
                  Hudson, New Jersey, Parking General Revenue
                  Refunding Bonds, Series 1992A, 6.625%, 3/01/09

    250,000     The Hoboken - Union City Weehawken Sewerage Authority                  8/02 at 102           Aaa         264,043
                  (New Jersey), Sewer Revenue Bonds (Refunding
                  Series 1992), 6.200%, 8/01/19

    400,000     The Hudson County Improvement Authority, Multifamily                   6/04 at 100           AAA         418,252
                  Housing Revenue Bonds, Series 1992 A (Conduit
                  Financing - Observer Park Project), 6.900%, 6/01/22
                  (Alternative Minimum Tax)

  1,560,000     The Board of Education of the Borough of Little Ferry,                No Opt. Call           N/R       1,587,518
                  Bergen County, New Jersey, Certificates of
                  Participation, 6.300%, 1/15/08

     50,000     The Monmouth County Improvement Authority (Monmouth                    7/02 at 102           AA+          53,870
                  County, New Jersey), Revenue Bonds, Series 1992
                  (Howell Township Board of Education Project), 6.450%,
                  7/01/08


             Portfolio of Investments
             Nuveen Flagship New Jersey -- continued
             February 28, 1997


  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
----------------------------------------------------------------------------------------------------------------------------------
                The Board of Education of the Township of Monroe,
                In the County of Gloucester, New Jersey, School Bonds,
                Series 1993:
$   725,000       5.200%, 8/01/11                                                     No Opt. Call           Aaa      $  722,274
    825,000       5.200%, 8/01/14                                                     No Opt. Call           Aaa         815,933

    500,000     North Bergen Housing Development Corporation (North                    9/09 at 100           N/R         512,390
                  Bergen, New Jersey), Mortgage Revenue Bonds,
                  Series 1978 (FHA Insured Mortgage Loan -- Section 8
                  Assisted Project), 7.400%, 9/01/20

    300,000     The Township of North Bergen (Hudson County,                           8/02 at 102           Aaa         329,259
                  New Jersey), Fiscal Year Adjustment General Obligation
                  Bonds, Series 1992, 6.500%, 8/15/12

    200,000     North New Jersey District Water Supply Commission of the               7/03 at 102           Aaa         206,398
                  State of New Jersey, Wanaque South Project, Revenue
                  Refunding Bonds, Series 1993, 6.000%, 7/01/21

  2,350,000     The Ocean County Utilities Authority (New Jersey),                     4/97 at 100           Aaa       2,240,467
                  Wastewater Revenue Bonds, Refunding Series 1987,
                  5.000%, 1/01/14

    165,000     Parsippany -- Troy Hills Township, General Obligation,                No Opt. Call            Aa         100,734
                  Capital Appreciation Bonds, Series 1992, 0.000%,
                  4/01/07

  2,215,000     County of Passaic, State of New Jersey, General                       No Opt. Call           Aaa       2,198,388
                  Obligation Refunding Bonds, Series 1993,
                  5.125%, 9/01/12

  1,100,000     Sparta Township School District General Obligation                     9/06 at 100           AAA       1,119,690
                  Bonds (Unlimited Tax), 5.800%, 9/01/18

    250,000     The City of Union City, In the County of Hudson, State of             No Opt. Call           Aaa         279,645
                  New Jersey, General Obligation School Purpose Bonds,
                  Series 1992, 6.375%, 11/01/10

    250,000     Pollution Control Financing Authority of Union County                 No Opt. Call            A3         268,168
                  (New Jersey), Pollution Control Revenue Refunding
                  Bonds, American Cyanamid Company Issue, Series 1994,
                  5.800%, 9/01/09

    270,000     The Union County Utilities Authority (New Jersey),                     6/02 at 102           Aaa         287,582
                  Solid Waste System Revenue Bonds, Series D,
                  6.850%, 6/15/14 (Alternative Minimum Tax)

                The Union County Utilities Authority (New Jersey),
                Solid Waste System Revenue Bonds, 1991 Series A:
    195,000       7.100%, 6/15/06 (Alternative Minimum Tax)                            6/02 at 102            BB         200,503
  1,100,000       7.200%, 6/15/14 (Alternative Minimum Tax)                            6/02 at 102            BB       1,128,127


                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report

  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------------
$  100,000      University of Medicine and Dentistry of New Jersey                    12/01 at 102            AA      $  110,522
                  Bonds, Series E, 6.500%, 12/01/18
                  (Pre-refunded to 12/01/01)

   300,000      The Wanaque Borough Sewerage Authority (Passaic                       12/02 at 102          Baa1         320,244
                  County, New Jersey), Sewer Revenue Bonds,
                  (Series 1992), (Bank Qualified), 7.000%, 12/01/21

    75,000      The Wanaque Valley Regional Sewerage Authority                         9/03 at 102           Baa         72,560
                  (Passaic County, New Jersey), Sewer Revenue
                  Bonds (1993 Series A), 6.125%, 9/01/22

 2,145,000      The Port Authority of New York and New Jersey,                         8/01 at 101           AA-      2,316,150
                  Consolidated Bonds, Seventy-Fourth Series,
                  6.750%, 8/01/26

   125,000      The Port Authority of New York and New Jersey,                        10/04 at 101           Aaa       136,249
                  Consolidated Bonds, Ninety-Sixth Series,
                  6.600%, 10/01/20 (Alternative Minimum Tax)

   200,000      The Port Authority of New York and New Jersey,                         6/05 at 101           AA-       200,366
                  Consolidated Bonds, One Hundredth Series,
                  5.750%, 12/15/20 (Alternative Minimum Tax)

   200,000      The Port Authority of New York and New Jersey,                         7/04 at 101           AA-       208,917
                  Consolidated Bonds, Ninety-Fifth Series,
                  5.875%, 7/15/09 (Alternative Minimum Tax)

 1,175,000      Virgin Islands Housing Finance Authority, Single Family                3/05 at 102           AAA     1,202,812
                  Mortgage Revenue Refunding Bonds (GNMA
                  Mortgage--Backed Securities Program), 1995 Series A,
                  6.450%, 3/01/16 (Alternative Minimum Tax)

 2,000,000      Commonwealth of Puerto Rico, Public Improvement                    7/05 at 101 1/2           Aaa     2,027,060
                  Bonds of 1995 (General Obligation Bonds),
                  5.750%, 7/01/24

   550,000      Commonwealth of Puerto Rico, Public Improvement                    7/06 at 101 1/2             A       523,562
                  Bonds of 1996 (General Obligation Bonds),
                  5.400%, 7/01/25

 1,000,000      Puerto Rico Aqueduct and Sewer Authority, Revenue                  7/06 at 101 1/2           AAA     1,074,630
                  Bonds, Series 1988A, 7.875%, 7/01/17
                  (Pre-refunded to 7/01/98)

   170,000      Puerto Rico Aqueduct and Sewer Authority, Refunding                7/06 at 101 1/2             A       157,012
                  Bonds, Series 1995, Guaranteed by the Commonwealth
                  of Puerto Rico, 5.000%, 7/01/15

    60,000      Puerto Rico Highway and Transportation Authority,                  7/02 at 101 1/2           AAA        67,245
                  Highway Revenue Bonds (Series T), 6.625%,
                  7/01/18 (Pre-refunded to 7/01/02)

                 Portfolio of Investments
                 Nuveen Flagship New Jersey -- continued
                 February 28, 1997


  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------------
$   225,000     Puerto Rico Commonwealth Highway Authority,                            7/00 at 100             A      $  225,888
                  Highway Revenue Bonds, Series 1990 --
                  Q, 6.000%, 7/01/20

                Puerto Rico Electric Power Authority, Power Revenue
                Bonds, Series P:
    790,000       7.000%, 7/01/07                                                     No Opt. Call          Baa1         907,686
  1,875,000       7.000%, 7/01/21 (Pre-refunded to 7/01/01)                            7/01 at 102           Aaa       2,109,767

    200,000     Puerto Rico Electric Power Authority, Power Revenue                7/02 at 101 1/2          Baa1         208,023
                  Bonds, Series R, 6.250%, 7/01/17

    250,000     Puerto Rico Electric Power Authority, Power Revenue                    7/04 at 102          Baa1         264,387
                  Bonds, Series T, 6.375%, 7/01/24

  1,500,000     Puerto Rico Electric Power Authority, Power Revenue                    7/05 at 100          Baa1       1,390,244
                  Refunding, Series Z, 5.250%, 7/01/21

  1,000,000     Puerto Rico Industrial, Tourist, Educational, Medical, and             1/05 at 102           Aaa       1,066,110
                  Environmental Control Facilities Financing Authority,
                  Hospital Revenue Bonds, 1995 Series A (Hospital
                  Auxilio Mutuo Obligated Group Project), 6.250%, 7/01/16
--------------------------------------------------------------------------------------------------------------------------------
$68,100,000     Total Investments -- (cost $68,883,751) -- 97.0%                                                      71,134,232
===========---------------------------------------------------------------------------------------------------------------------
                Temporary Investments in Short-Term Municipal Securities -- 2.2%

$   600,000     New Jersey Economic Development Authority,                                                VMIG-1         600,000
                  Dock Facility Revenue Refunding Bonds
                  (Bayonne/IMTT -- Bayonne Project), Series 1993A, Variable
                  Rate Demand Bonds, 3.150%, 12/01/27+

  1,000,000     Port Authority of New York and New  Jersey, Variable Rate                                 VMIG-1       1,000,000
                  Demand Bonds, 3.450%, 6/01/20+
--------------------------------------------------------------------------------------------------------------------------------
$ 1,600,000     Total Temporary Investments -- 2.2%                                                                    1,600,000
===========---------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- 0.8%                                                                    582,190
--------------------------------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                                   $73,316,422
                ================================================================================================================

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report

             Summary of Ratings** -- Portfolio of Investments (excluding temporary investments)

                               Standard                                             Number             Market             Market
                               & Poor's                     Moody's          of Securities              Value            Percent
---------------------------------------------------------------------------------------------------------------------------------
                                    AAA                         Aaa                     47        $32,047,330                 45%

                           AA+, AA, AA-           Aa1, Aa, Aa2, Aa3                     13          6,750,789                 10

                                     A+                          A1                      5          6,396,752                  9

                                  A, A-                   A, A2, A3                     10          6,633,378                  9

                        BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                     15         10,757,952                 15

                           BB+, BB, BB-           Ba1, Ba, Ba2, Ba3                      3          2,157,718                  3

                              Non-rated                   Non-rated                      4          6,390,313                  9
---------------------------------------------------------------------------------------------------------------------------------
                TOTAL                                                                   97        $71,134,232                100%
=================================================================================================================================
                *      Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                **     Ratings (not covered by the report of independent public accountants): Using the higher of Standard &
                       Poor's or Moody's rating.

                N/R -- Investment is not rated.

                +      The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


                23                                                               See accompanying notes to financial statements.

                 Portfolio of Investments
                 Nuveen Flagship New Jersey Intermediate
                 February 28, 1997


  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------------
$   100,000     The Board of Education of the City of Atlantic City,                  12/02 at 102           Aaa        $107,148
                  In the County of Atlantic, New Jersey, School Bonds,
                  Series 1992, 6.000%, 12/01/06

    250,000     The Atlantic City Municipal Utilities Authority, Atlantic              5/02 at 102            A-         252,473
                  County, New Jersey, Water System Revenue Bonds,
                  Series 1990, 5.650%, 5/01/07

    100,000     County of Camden, New Jersey, General Obligation                      No Opt. Call           Aaa         104,867
                  Refunding Bonds, Series 1992, 5.500%, 6/01/02

    320,000     The Essex County Improvement Authority (Essex County,                  4/04 at 102           Baa1        331,936
                  New Jersey), City of Newark General Obligation,
                  Lease Revenue Bonds, Series 1994, 6.350%, 4/01/07

    330,000     Parking Authority of the City of Hoboken, County of                   No Opt. Call           Baa1        341,464
                  Hudson, New Jersey, Parking General Revenue
                  Refunding Bonds, Series 1992A, 5.850%, 3/01/00

    400,000     The City of Jersey City (Hudson County, New Jersey),                  No Opt. Call            AA         435,280
                  School Bonds, 6.500%, 2/15/02

    250,000     The Mercer County Improvement Authority, Mercer County,               No Opt. Call            Aa         179,208
                  New Jersey, Revenue Bonds (Hamilton Board of
                  Education Lease Project, Township Guaranteed
                  Refunding Series 1992), 0.000%, 4/01/04

    100,000     The Monmouth County Improvement Authority                              7/02 at 102           AA+         107,703
                  (Monmouth County, New Jersey), Revenue Bonds,
                  Series 1992 (Howell Township Board of Education
                  Project), 6.000%, 7/01/03

    100,000     Township of Montclair, In the County of Essex, New                 3/00 at 101 1/2           Aaa         103,965
                  Jersey, General Obligation Bonds, 5.800%, 3/01/06

    250,000     New Jersey Economic Development Authority, District                   12/03 at 102          BBB-         260,770
                  Heating and Cooling Revenue Bonds, 6.100%, 12/01/04

    150,000     New Jersey Economic Development Authority, Electric                   No Opt. Call           BB+         153,486
                  Energy Facility Revenue Bonds (Vineland Cogeneration
                  Limited Partnership Project), Series 1992, 6.750%, 6/01/99

    100,000     New Jersey Economic Development Authority, Economic                   No Opt. Call            A1         103,376
                  Development Refunding Bonds (Burlington Coat
                  Factory Warehouse of New Jersey, Inc. -- 1985 Project),
                  5.400%, 9/01/03

    200,000     New Jersey Health Care Facilities Financing Authority,                 7/04 at 102           Aaa         212,840
                  Revenue Bonds, Newark Beth Israel Medical Center
                  Issue, Series 1994, 5.800%, 7/01/07

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report

  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------------
$   100,000     New Jersey Health Care Facilities  Financing Authority,                7/02 at 102           Aaa        $106,232
                  West Jersey Health System, Series 1992, 6.000%, 7/01/07

    250,000     New Jersey Health Care Facilities Financing Authority,                 7/04 at 102           Aaa         275,968
                  Revenue Bonds, Bayonne Hospital Obligated Group
                  Issue, Series 1994, 6.400%, 7/01/07

    250,000     New Jersey Health Care Facilities Financing Authority,                No Opt. Call           Aaa         264,695
                  Revenue Bonds, Monmouth Medical Center Issue,
                  Series C, 5.700%, 7/01/02

    250,000     New Jersey Health Care Facilities Financing Authority,                 7/04 at 102           Aaa         269,218
                  Revenue Bonds, Dover General Hospital and Medical
                  Center Issue, Series 1994, 5.900%, 7/01/05

    480,000     New Jersey Economic Development Authority, Insured                    No Opt. Call           Aaa         500,563
                  Revenue Bonds (Educational Testing Service Issue),
                  Series 1995B, 5.500%, 5/15/05

    300,000     New Jersey Economic Development Authority, Market                     No Opt. Call           Aaa         340,806
                  Transition Facility Senior Lien Revenue Bonds,
                  Series 1994A, 7.000%, 7/01/04

    100,000     New Jersey Sports and Exposition Authority, Convention                 7/02 at 102           Aaa         106,676
                  Center Luxury Tax Bonds, 1992 Series A, 6.000%, 7/01/07

    200,000     State of New Jersey General Obligation Bonds,                         No Opt. Call           Aa1         152,934
                  Refunding Bonds (Series D), 0.000%, 2/15/03

    140,000     New Jersey Educational Authority, Seton Hall Facilities                7/01 at 102          Baa1         151,739
                  University Project Revenue Bonds, 1991 Series,
                  Project D, 6.600%, 7/01/02

    330,000     New Jersey Educational Facilities Authority, Higher                   No Opt. Call          BBB+         342,573
                  Education Facilities Revenue Bonds, St. Peter's College
                  Issue, 1992 Series B, 6.000%, 7/01/99

    160,000     New Jersey Educational Facilities Authority, Stevens                   7/02 at 102            A-         173,296
                  Institute of Technology Issue Revenue Bonds,
                  1992 Series A, 6.400%, 7/01/03

     85,000     Higher Education Assistance Authority (State of New                    7/02 at 102            A+          85,217
                  Jersey), Student Loan Revenue Bonds, 1992
                  Series A, 6.000%, 1/01/06

    175,000     New Jersey Transportation Trust Fund Authority,                        6/05 at 102           Aaa         175,886
                  Transportation System Bonds, 1995 Series A,
                  5.250%, 6/15/09

    100,000     North Jersey District Water Supply Commission of the                   7/03 at 102           Aaa         106,608
                  State of New Jersey, Wanaque South Project, Revenue
                  Refunding Bonds, Series 1993, 5.700%, 7/01/05

                 Portfolio of Investments
                 Nuveen Flagship New Jersey Intermediate -- continued February 28, 1997


  Principal                                                                          Optional Call                        Market
     Amount     Description                                                            Provisions*     Ratings**           Value
--------------------------------------------------------------------------------------------------------------------------------
$   200,000     County of Ocean, New Jersey, General Improvement                      10/01 at 102            Aa        $215,074
                  Bonds, Series 1991A, 6.250%, 10/01/06

    185,000     The Board of Education of the City of Perth Amboy,                    No Opt. Call           Aaa         202,277
                  In the County of Middlesex, New Jersey,
                  School Bonds, 6.200%, 8/01/04

    200,000     The Port Authority of New York and New Jersey                          7/04 at 101           AA-         208,434
                  Consolidated Bonds, Ninety-Fifth Series,
                  5.500%, 7/15/05

    100,000     South Jersey Transportation Authority, Transportation                 11/02 at 102           Aaa         106,714
                  Revenue Bonds, 1992 Series, 5.900%, 11/01/06

    125,000     Township of Woodbridge, In the County of Middlesex,                    8/02 at 102            A1         134,358
                  State of New Jersey, 6.150%, 8/15/06

    300,000     The Port Authority of New York and New Jersey, Special                No Opt. Call           N/R         323,684
                  Project Bonds, Series 4, 7.000%, 10/01/07

    250,000     Puerto Rico Electric Power Authority, 5.900%, 7/01/01                 No Opt. Call          Baa1         262,742
--------------------------------------------------------------------------------------------------------------------------------
$ 6,930,000     Total Investments -- (cost $6,838,216) -- 102.7%                                                       7,200,210
===========---------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities -- (2.7)%                                                                 (189,292)
                ----------------------------------------------------------------------------------------------------------------
                Net Assets -- 100%                                                                                    $7,010,918
                ================================================================================================================

                Summary of Ratings** -- Portfolio of Investments

                               Standard                                          Number of             Market             Market
                               & Poor's                     Moody's             Securities              Value            Percent
                ----------------------------------------------------------------------------------------------------------------
                                    AAA                         Aaa                     15         $2,984,463                 40%
                           AA+, AA, AA-           Aa1, Aa, Aa2, Aa3                      6          1,298,633                 18
                                     A+                          A1                      3            322,951                  5
                                  A, A-                   A, A2, A3                      2            425,769                  6
                        BBB+, BBB, BBB-       Baa1, Baa, Baa2, Baa3                      6          1,691,224                 24
                           BB+, BB, BB-           Ba1, Ba, Ba2, Ba3                      1            153,486                  2
                              Non-rated                   Non-rated                      1            323,684                  5
                ----------------------------------------------------------------------------------------------------------------
                Total                                                                   34         $7,200,210                100%
                ================================================================================================================

                *      Optional Call Provisions (not covered by the report of independent public accountants): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                **     Ratings (not covered by the report of independent public accountants): Using the higher of Standard &
                       Poor's or Moody's rating.

                N/R -- Investment is not rated.


                26                                                               See accompanying notes to financial statements.

                                                                                           Nuveen Municipal Bond Funds
                                                                                                         Annual Report
   Statement of Net Assets

                                                                                                       Nuveen Flagship
                                                                          Nuveen    Nuveen Flagship         New Jersey
                                                                     New Jersey*         New Jersey       Intermediate
                                                                     -------------------------------------------------
                                                                         1/31/97            2/28/97            2/28/97
----------------------------------------------------------------------------------------------------------------------
Assets
Investments in municipal securities, at market value (note 1)        $60,229,402        $71,134,232         $7,200,210
Temporary investments in short-term municipal securities,
  at amortized cost (note 1)                                           1,600,000          1,600,000                 --
Receivables:
  Interest                                                               763,197          1,072,312             93,875
  Shares sold                                                            116,197            105,279                 --
  Investments sold                                                        10,000                 --                 --
Other assets                                                               5,808             26,712             13,389
----------------------------------------------------------------------------------------------------------------------
     Total assets                                                     62,724,604         73,938,535          7,307,474
----------------------------------------------------------------------------------------------------------------------
Liabilities
Cash overdraft                                                             3,008            158,129            160,364
Payable for shares redeemed                                               40,447            147,650             75,316
Accrued expenses:
  Management fees (note 6)                                                28,933             31,048              3,021
  Other                                                                   64,131             69,856             28,713
Dividends payable                                                             --            215,430             29,142
----------------------------------------------------------------------------------------------------------------------
     Total liabilities                                                   136,519            622,113            296,556
----------------------------------------------------------------------------------------------------------------------
Net assets (note 7)                                                  $62,588,085        $73,316,422         $7,010,918
======================================================================================================================
Class A Shares (note 1)
Net assets                                                           $17,071,934        $27,879,126         $7,010,918
Shares outstanding                                                     1,671,230          2,717,000            680,702
Net asset value and redemption price per share                       $     10.22        $     10.26             $10.30
Offering price per share (net asset value per share plus
  maximum sales charge of 4.50%, 4.20% and 3.00%,
  respectively, of offering price)                                   $     10.70        $     10.71             $10.62
======================================================================================================================
Class B Shares (note 1)
Net assets                                                                   N/A        $    74,217                N/A
Shares outstanding                                                           N/A              7,230                N/A
Net asset value, offering and redemption price per share                     N/A        $     10.26                N/A
======================================================================================================================
Class C Shares (note 1)
Net assets                                                           $ 2,610,879        $ 2,712,111                 --
Shares outstanding                                                       255,888            264,614                 --
Net asset value, offering and redemption price per share             $     10.20        $     10.25                 --
======================================================================================================================
Class R Shares (note 1)
Net assets                                                           $42,905,272        $42,650,968                 --
Shares outstanding                                                     4,195,136          4,151,700                 --
Net asset value, offering and redemption price per share             $     10.23        $     10.27                 --
======================================================================================================================

     * Nuveen New Jersey was reorganized into Nuveen Flagship New Jersey and ceased to exist after the close of business on January 31, 1997 (see note 1 of the Notes to Financial Statements).

     N/A - Nuveen New Jersey was not authorized to issue Class B Shares. Nuveen
           Flagship New Jersey Intermediate is not authorized to issue Class B Shares and prior to February 1, 1997, its predecessor (see note 1 of the Notes to Financial Statements) did not issue Class C Shares and was not authorized to issue Class R Shares.

                                 See accompanying notes to financial statements.

                            Statement of Operations

                                                                                   Nuveen Flagship
                                                     Nuveen     Nuveen Flagship         New Jersey
                                                New Jersey*          New Jersey       Intermediate
                                               ---------------------------------------------------
                                                 Year ended     One month ended  Nine months ended
                                                    1/31/97             2/28/97            2/28/97
--------------------------------------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)              $3,525,548            $363,696           $319,418
--------------------------------------------------------------------------------------------------
Expenses
 Management fees (note 6)                           324,016              31,048             28,675
 12b-1 service fees -- Class A (notes 1
  and 6)                                             35,270               4,293             11,368
 12b-1 distribution and service fees --
  Class B (notes 1 and 6)                               N/A                  15                N/A
 12b-1 distribution and service fees --
  Class C (notes 1 and 6)                            19,286               1,534                 --
 Shareholders' servicing agent fees and
  expenses                                           85,895               5,968             12,024
 Custodian's fees and expenses                       46,622               3,664             30,802
 Trustees' fees and expenses (note 6)                 1,002                 117                195
 Professional fees                                   15,660               1,796              8,333
 Shareholders' reports - printing and
  mailing expenses                                   32,296               2,913             10,270
 Federal and state registration fees                  5,092                  --                 --
 Amortization of deferred organization
  costs                                               7,390                  --              8,020
 Other expenses                                       3,381                 101                169
--------------------------------------------------------------------------------------------------
  Total expenses before expense
   reimbursement                                    575,910              51,449            109,856
 Expense reimbursement from investment
  adviser (note 6)                                  (79,514)            (25,690)           (71,304)
--------------------------------------------------------------------------------------------------
  Net expenses                                      496,396              25,759             38,552
--------------------------------------------------------------------------------------------------
   Net investment income                          3,029,152             337,937            280,866
--------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from
 Investment
Net realized gain (loss) from investment
 transactions (notes 1 and 4)                       (98,679)                 --             35,472
Net change in unrealized appreciation or
 depreciation of investments                       (891,352)            328,719             90,246
--------------------------------------------------------------------------------------------------
   Net gain (loss) from investments                (990,031)            328,719            125,718
--------------------------------------------------------------------------------------------------
Net increase in net assets from operations       $2,039,121            $666,656           $406,584
==================================================================================================

          * Nuveen New Jersey was reorganized into Nuveen Flagship New Jersey and ceased to exist after the close of business on January 31, 1997 (see note 1 of the Notes to Financial Statements).

          N/A - Nuveen New Jersey was not authorized to issue Class B Shares.
                Nuveen Flagship New Jersey Intermediate is not authorized to issue Class B Shares and prior to February 1, 1997, its predecessor (see note 1 of the Notes to Financial Statements) did not issue Class C Shares and was not authorized to issue Class R Shares.


                                 See accompanying notes to financial statements.

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report
             Statement of Changes in Net Assets

                                                          Nuveen              Nuveen Flagship
                                                        New Jersey*                New Jersey
                                                 -------------------------    ---------------
                                                  Year ended    Year ended    One month ended
                                                     1/31/97       1/31/96            2/28/97
--------------------------------------------------------------------------    ---------------
Operations
Net investment income                            $ 3,029,152   $ 2,617,653    $       337,937
Net realized gain (loss) from investment
  transactions (notes 1 and 4)                       (98,679)      (30,019)                --
Net change in unrealized appreciation or
  depreciation of investments                       (891,352)    3,249,789            328,719
--------------------------------------------------------------------------    ---------------
Net increase in net assets from operations         2,039,121     5,837,423            666,656
--------------------------------------------------------------------------    ---------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
  Class A                                           (704,372)     (329,633)          (125,569)
  Class B                                                N/A           N/A                (49)
  Class C                                            (82,289)      (32,025)           (10,843)
  Class R                                         (2,250,619)   (2,282,656)          (200,899)
--------------------------------------------------------------------------    ---------------
Decrease in net assets from
  distributions to shareholders                   (3,037,280)   (2,644,314)          (337,360)
--------------------------------------------------------------------------    ---------------
Fund Share Transactions (note 2)
Net proceeds from shares issued in the
  reorganization of Nuveen New Jersey
  (note 1)                                                --            --         62,588,085
Net proceeds from shares issued in the
  reorganization of Flagship New Jersey
  (note 1)                                                --            --         10,797,401
Net proceeds from sale of shares                  14,264,870    12,793,035            859,670
Net asset value of shares issued to
  shareholders due to reinvestment
  of distributions                                 2,264,231     1,765,951                 --
--------------------------------------------------------------------------    ---------------
                                                  16,529,101    14,558,986         74,245,156
--------------------------------------------------------------------------    ---------------
Cost of shares redeemed                           (7,972,757)   (5,509,237)        (1,308,030)
--------------------------------------------------------------------------    ---------------
Net increase (decrease) in net assets derived
  from Fund share transactions                     8,556,344     9,049,749         72,937,126
--------------------------------------------------------------------------    ---------------
Net increase (decrease) in net assets              7,558,185    12,242,858         73,266,422
--------------------------------------------------------------------------    ---------------
Net assets at the beginning of year               55,029,900    42,787,042             50,000
--------------------------------------------------------------------------    ---------------
Net assets at the end of year                    $62,588,085   $55,029,900    $    73,316,422
==========================================================================    ===============
Balance of undistributed net investment
  income at end of year                          $        --   $     8,128    $           577
==========================================================================    ===============

     * Nuveen New Jersey was reorganized into Nuveen Flagship New Jersey and ceased to exist after the close of business on January 31, 1997 (see note 1 of the Notes to Financial Statements).

     N/A - Nuveen New Jersey was not authorized to issue Class B Shares. Nuveen
           Flagship New Jersey Intermediate is not authorized to issue Class B Shares and prior to February 1, 1997, its predecessor (see note 1 of the Notes to Financial Statements) did not issue Class C Shares and was not authorized to issue Class R Shares.

                                 See accompanying notes to financial statements.


Statement of Changes in Net Assets


                                                        Nuveen Flagship New Jersey Intermediate*
                                                        ----------------------------------------
                                                         Nine months ended            Year ended
                                                                   2/28/97               5/31/96
------------------------------------------------------------------------------------------------
Operations
Net investment income                                          $   280,866           $   447,320
Net realized gain (loss) from investment transactions
  (notes 1 and 4)                                                   35,472                12,478
Net change in unrealized appreciation or depreciation
  of investments                                                    90,246               (98,145)
------------------------------------------------------------------------------------------------
Net increase in net assets from operations                         406,584               361,653
------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
  Class A                                                         (282,787)             (446,648)
  Class B                                                              N/A                   N/A
  Class C                                                               --                    --
  Class R                                                               --                   N/A
------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders         (282,787)             (446,648)
------------------------------------------------------------------------------------------------

Fund Share Transactions (note 2)
Net proceeds from shares issued in the
  reorganization of Nuveen New Jersey
  (note 1)                                                              --                    --
Net proceeds from shares issued in the
  reorganization of Flagship New Jersey
  (note 1)                                                              --                    --
Net proceeds from sale of shares                                   300,959             1,086,130
Net asset value of shares issued to shareholders due to
  reinvestment of distributions                                    174,134               265,262
------------------------------------------------------------------------------------------------
                                                                   475,093             1,351,392
------------------------------------------------------------------------------------------------
Cost of shares redeemed                                         (1,905,553)           (2,165,321)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived
  from Fund share transactions                                  (1,430,460)             (813,929)
------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                           (1,306,663)             (898,924)
------------------------------------------------------------------------------------------------
Net assets at the beginning of year                              8,317,581             9,216,505
------------------------------------------------------------------------------------------------
Net assets at the end of year                                  $ 7,010,918           $ 8,317,581
================================================================================================
Balance of undistributed net investment income
  at end of year                                               $        33           $     1,954
================================================================================================

* Nuveen Flagship New Jersey Intermediate information included for the year ended May 31, 1996, reflects the financial information of Flagship New Jersey Intermediate (see note 1 of the Notes to Financial Statements).

N/A - Nuveen New Jersey was not authorized to issue Class B Shares. Nuveen
      Flagship New Jersey Intermediate is not authorized to issue Class B Shares and prior to February 1, 1997, its predecessor (see note 1 of the Notes to Financial Statements) did not issue Class C Shares and was not authorized to issue Class R Shares.


                                 See accompanying notes to financial statements.

          Notes to Financial Statements           Nuveen Municipal Bond Funds
                                                                Annual Report






          1. General Information and Significant Accounting Policies

          The Nuveen Flagship Multistate Trust II (the "Trust") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Trust comprises the Nuveen Flagship New Jersey Municipal Bond Fund ("Nuveen Flagship New Jersey") and the Nuveen Flagship New Jersey Intermediate Municipal Bond Fund ("Nuveen Flagship New Jersey Intermediate"), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996.

          The John Nuveen Company, parent of John Nuveen & Co. Incorporated and Nuveen Advisory Corp., respectively, the distributor ("Distributor") and investment advisor ("Adviser") of the Funds, entered into an agreement under which Nuveen acquired Flagship Resources Inc. and after the close of business on January 31, 1997, consolidated their respective mutual fund businesses. This agreement was approved at a meeting by the shareholders of the Flagship Funds in December, 1996.

          After the close of business on January 31, 1997, Nuveen New Jersey Tax-Free Value Fund ("Nuveen New Jersey") and Flagship's New Jersey Double Tax Exempt Fund ("Flagship New Jersey") reorganized into Nuveen Flagship New Jersey. Flagship's New Jersey Intermediate Tax Exempt Fund ("Flagship New Jersey Intermediate") was reorganized into the Trust and renamed Nuveen Flagship New Jersey Intermediate. Prior to these reorganizations, Nuveen New Jersey was a series of the Nuveen Multistate Tax-Free Trust while Flagship New Jersey and Flagship New Jersey Intermediate were each a sub-trust of the Flagship Tax Exempt Funds Trust. Nuveen New Jersey had a fiscal year end of January 31 prior to being reorganized into Nuveen Flagship New Jersey which has a February 28 fiscal year end. Flagship New Jersey Intermediate had a May 31 fiscal year end prior to being reorganized into the Trust and now has a February 28 fiscal year end.

          Each Fund seeks to provide high double or triple tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds whose income is exempt from regular federal, state and, in some cases, local income taxes.

          The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

          Securities Valuation

          The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved and supervised by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

          Securities Transactions

          Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. Any securities so purchased are subject to market fluctuation during this period. The Trust has instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of its purchase commitments. The Funds had no such purchase commitments at the end of the periods covered by this report.

          Interest Income

          Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

          Dividends and Distributions to Shareholders

          Nuveen New Jersey and Nuveen Flagship New Jersey, for the periods covered by this report, and Nuveen Flagship New Jersey Intermediate, from February 1, 1997, to February 28, 1997, declared tax-exempt net investment income as a dividend monthly and payment was made or reinvestment was credited to shareholder accounts after month-end. Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers. Prior to the reorganization, tax-exempt net investment income for Flagship New Jersey Intermediate was declared as a dividend daily and payment was made on the last business day of each month.

          Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of ordinary taxable income from investment transactions, where applicable.

          Income Taxes

          Each Fund is a separate taxpayer for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing to shareholders all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.001 per share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and New Jersey state income taxes, to retain such tax-exempt status when distributed to the shareholders of the respective Funds. All income dividends paid during the periods covered by this report have been designated Exempt Interest Dividends.

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report


          Flexible Sales Charge Program

          Each Fund of the Trust offers Class A, Class C and Class R Shares. Class A Shares incur a sales charge on purchases and an annual 12b-1 service fee. Class C Shares are sold without a sales charge on purchases but incur annual 12b-1 distribution and service fees. An investor purchasing Class C Shares agrees to pay a contingent deferred sales charge ("CDSC") of 1% if Class C Shares are redeemed within 18 months of purchase. Class R Shares are not subject to any sales charge on purchases or 12b-1 distribution or service fees. Class R Shares are available for purchases of over $1 million and in other limited circumstances. Nuveen Flagship New Jersey also offers Class B Shares which are sold without a sales charge on purchases but incur annual 12b-1 distribution and service fees. An investor purchasing Class B Shares agrees to pay a CDSC up to 5% depending upon the length of time the shares are held (CDSC declines to 0% at the end of six years).

          Derivative Financial Instruments

          The Funds may invest in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the periods covered by this report.

          Expense Allocation

          Expenses of each Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class.

          Use of Estimates

          The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. Fund Shares

Transactions in Fund shares were as follows:

                                                             Nuveen New Jersey*
                                                ----------------------------------------------------
                                                        Year ended               Year ended
                                                         1/31/97                   1/31/96
                                                ----------------------------------------------------
                                                    Shares        Amount       Shares         Amount
----------------------------------------------------------------------------------------------------
Shares sold:
 Class A                                           798,711   $ 8,132,760      765,342    $ 7,757,684
 Class B                                               N/A           N/A          N/A            N/A
 Class C                                           182,286     1,861,710       56,488        573,759
 Class R                                           418,474     4,270,400      440,121      4,461,592

Shares issued in the reorganization of
 Nuveen New Jersey:
 Class A                                               ---           ---          ---            ---
 Class B                                               N/A           N/A          N/A            N/A
 Class C                                               ---           ---          ---            ---
 Class R                                               ---           ---          ---            ---

Shares issued in the reorganization of
 Flagship New Jersey:
 Class A                                               ---           ---          ---            ---
 Class B                                               N/A           N/A          N/A            N/A
 Class C                                               ---           ---          ---            ---
 Class R                                               ---           ---          ---            ---

Shares issued to shareholders due to
 reinvestment of distributions:
 Class A                                            49,041       499,709       17,820        181,529
 Class B                                               N/A           N/A          N/A            N/A
 Class C                                             4,353        44,287        1,638         16,615
 Class R                                           168,605     1,720,235      154,754      1,567,807
----------------------------------------------------------------------------------------------------
                                                 1,621,470    16,529,101    1,436,163     14,558,986
----------------------------------------------------------------------------------------------------
Shares redeemed:
 Class A                                          (201,249)   (2,042,963)     (40,094)      (406,168)
 Class B                                               N/A           N/A          N/A            N/A
 Class C                                           (33,320)     (335,344)      (3,290)       (32,865)
 Class R                                          (550,089)   (5,594,450)    (500,152)    (5,070,204)
----------------------------------------------------------------------------------------------------
                                                  (784,658)   (7,972,757)    (543,536)    (5,509,237)
----------------------------------------------------------------------------------------------------
Net increase (decrease)                            836,812   $ 8,556,344      892,627    $ 9,049,749
====================================================================================================

     * Nuveen New Jersey was reorganized into Nuveen Flagship New Jersey and ceased to exist after the close of business on January 31, 1997 (see note 1 of the Notes to Financial Statements).

N/A -- Nuveen New Jersey was not authorized to issue Class B Shares. Nuveen
       Flagship New Jersey Intermediate is not authorized to issue Class B Shares and prior to February 1, 1997, its predecessor (see note 1 of the Notes to Financial Statements) did not issue Class C Shares and was not authorized to issue Class R Shares.

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report

                                       Nuveen Flagship New Jersey                  Nuveen Flagship New Jersey Intermediate*
                                  -------------------------------            ----------------------------------------------------
                                            One month ended                       Nine months ended              Year ended
                                               2/28/97                                 2/28/97                     5/31/96
                                  -------------------------------            ----------------------------------------------------
                                     Shares                Amount            Shares               Amount     Shares    Amount
---------------------------------------------------------------------------------------------------------------------------------
Shares sold:
 Class A                             39,089           $   402,796            29,384          $   300,959    105,150   $ 1,086,130
 Class B                              6,006                61,899               N/A                  N/A        N/A           N/A
 Class C                              8,563                88,093               ---                  ---        ---           ---
 Class R                             29,727               306,882               ---                  ---        N/A           N/A
Shares issued in the
 reorganization
 of Nuveen
 New Jersey:
 Class A                           1,671,230            17,071,934              ---                  ---        ---           ---
 Class B                                 ---                   ---              N/A                  N/A        N/A           N/A
 Class C                             255,888             2,610,879              ---                  ---        ---           ---
 Class R                           4,195,136            42,905,272              ---                  ---        N/A           N/A
Shares issued in the
 reorganization
 of Flagship
 New Jersey:
 Class A                           1,056,994            10,797,401              ---                  ---        ---           ---
 Class B                                 ---                   ---              N/A                  N/A        N/A           N/A
 Class C                                 ---                   ---              ---                  ---        ---           ---
 Class R                                 ---                   ---              ---                  ---        N/A           N/A
Shares issued to
 shareholders due
 to reinvestment
 of distributions:
 Class A                                 ---                   ---           17,041              174,134     25,702       265,262
 Class B                                 ---                   ---              N/A                  N/A        N/A           N/A
 Class C                                 ---                   ---              ---                  ---        ---           ---
 Class R                                 ---                   ---              ---                  ---        N/A           N/A
                                   ---------            ----------           ------              -------    -------     ---------
                                   7,262,633            74,245,156           46,425              475,093    130,852     1,351,392
                                   ---------            ----------           ------              -------    -------     ---------
Shares redeemed:
 Class A                             (51,537)             (530,506)        (185,962)          (1,905,553)  (209,872)   (2,165,321)
 Class B                                 ---                   ---              N/A                  N/A        N/A           N/A
 Class C                              (1,062)              (10,935)             ---                  ---        ---           ---
 Class R                             (74,385)             (766,589)             ---                  ---        N/A           N/A
                                   ---------            ----------           ------              -------    -------     ---------
                                    (126,984)           (1,308,030)        (185,962)          (1,905,553)  (209,872)   (2,165,321)
                                   ---------            ----------          -------            ---------    -------     ---------
Net increase (decrease)             7,135,649           $72,937,126        (139,537)         $(1,430,460)   (79,020)  $  (813,929)
                                    =========            ==========         =======            =========    =======     =========

* Nuveen Flagship New Jersey Intermediate information included for the year ended May 31, 1996, reflects the financial information of Flagship New Jersey Intermediate (see note 1 of the Notes to Financial Statements).

N/A -- Nuveen New Jersey was not authorized to issue Class B Shares. Nuveen
       Flagship New Jersey Intermediate is not authorized to issue Class B Shares and prior to February 1, 1997, its predecessor (see note 1 of the Notes to Financial Statements) did not issue Class C Shares and was not authorized to issue Class R Shares.

3. Distributions to Shareholders
On March 7, 1997, the Nuveen Flagship Funds declared dividend distributions from their tax-exempt net investment income which were paid on April 1, 1997, to shareholders of record on March 7, 1997, as follows:

                                 Nuveen Flagship              Nuveen Flagship
                                      New Jersey      New Jersey Intermediate
-----------------------------------------------------------------------------
Dividend per share:
 Class A                                  $.0465                       $.0421
 Class B                                   .0401                          N/A
 Class C                                   .0418                        .0374
 Class R                                   .0483                        .0438
=============================================================================

N/A - Nuveen Flagship New Jersey Intermediate is not authorized to issue
      Class B Shares.

4. Securities Transactions
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments, were as follows:

                                                                                                         Nuveen Flagship
                                                                 Nuveen          Nuveen Flagship              New Jersey
                                                             New Jersey               New Jersey            Intermediate
                                                            ------------------------------------------------------------
                                                             Year ended          One month ended       Nine months ended
                                                                1/31/97                  2/28/97                 2/28/97
------------------------------------------------------------------------------------------------------------------------
Purchases
Investments in municipal securities                         $14,065,387              $       ---              $  817,828
Investments in municipal securities in the
 reorganization of Nuveen New Jersey                                ---               58,667,900                     ---
Investments in municipal securities in the
 reorganization of Flagship New Jersey                              ---               10,232,563                     ---
Temporary municipal investments                              16,400,000                  400,000                     ---
Temporary municipal investments in the
 reorganization of Nuveen New Jersey                                ---                1,600,000                     ---

Sales
Investments in municipal securities                           5,905,125                      ---               2,109,785
Temporary municipal investments                              14,800,000                  400,000                     ---
========================================================================================================================

The identified cost of investments owned for the federal income tax purposes was the same as the cost for financial reporting purposes for the periods covered by this report.

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report


The Nuveen Flagship Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

                                                   Nuveen  Nuveen Flagship
                                                 Flagship       New Jersey
                                              New Jersey*     Intermediate
                                              ----------------------------
                                                  2/28/97          2/28/97
--------------------------------------------------------------------------
Expiration year:
 2002                                            $170,150         $    ---
 2003                                             424,626          198,683
 2004                                             116,050              ---
--------------------------------------------------------------------------
Total                                            $710,826         $198,683
==========================================================================

* Due to the reorganization of Nuveen New Jersey and Flagship New Jersey into Nuveen Flagship New Jersey (see note 1 of the Notes to Financial Statements), Nuveen New Jersey and Flagship New Jersey had net capital losses from investment transactions of $576,597 and $134,229, respectively, which were carried forward into Nuveen Flagship New Jersey, as permitted under applicable tax regulations.

5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments were as follows:

                                                                Nuveen Flagship
                                    Nuveen     Nuveen Flagship       New Jersey
                                New Jersey          New Jersey     Intermediate
                                -----------------------------------------------
                                   1/31/97             2/28/97          2/28/97
-------------------------------------------------------------------------------
Gross unrealized:
 Appreciation                   $1,859,073          $2,464,264         $363,882
 Depreciation                     (297,571)           (213,783)          (1,888)
-------------------------------------------------------------------------------
Net unrealized appreciation     $1,561,502          $2,250,481         $361,994
===============================================================================

6. Management Fee and Other Transactions with Affiliates

Under the Trust's investment management agreement with the Adviser, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below which are based upon the average daily net asset value of each Fund:

Average Daily Net Asset Value                  Management Fee
-------------------------------------------------------------
For the first $125 million                        .5500 of 1%
For the next $125 million                         .5375 of 1
For the next $250 million                         .5250 of 1
For the next $500 million                         .5125 of 1
For the next $1 billion                           .5000 of 1
For net assets over $2 billion                    .4750 of 1
-------------------------------------------------------------

Prior to the reorganization (see note 1 of the Notes to Financial
Statements) Nuveen Flagship New Jersey Intermediate paid a management fee of .50 of 1%.

From inception of Nuveen New Jersey on December 13, 1991, through January 31, 1997, the Adviser waived part of its management fees or reimbursed certain expenses of the Fund in order to limit total expenses to .75 of 1% of the average daily net asset value of each class excluding any 12b-1 fees applicable to Class A and Class C Shares. From inception of Nuveen Flagship New Jersey on February 1, 1997, through July 31, 1997, the Adviser has agreed to waive part of its management fees or reimburse certain expenses of the Fund in order to limit total expenses to .75 of 1% of the average daily net asset value of each class, excluding any 12b-1 fees applicable to Class A, Class B and Class C Shares. In addition, the Adviser may also voluntarily reimburse additional expenses from time to time, which may be terminated at any time at its discretion.

The management fee compensates the Adviser for overall investment advisory and administrative services, and general office facilities. The Trust pays no compensation directly to its Trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser.

During the fiscal year ended January 31, 1997, for Nuveen New Jersey, the Distributor received 12b-1 distribution and service fees, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments. The Distributor also collected approximately $203,300 of sales charge on purchases, of which $184,300 was paid out as concessions to authorized dealers.

During the one month ended February 28, 1997, for Nuveen Flagship New Jersey, the Distributor compensated authorized dealers directly with approximately $1,900 in commission advances on Class B and Class C Share sales. Class B and Class C Shares purchased are subject to a contingent deferred sales charge to be received by the Distributor if the shares are redeemed within a specified period of purchase. For the period February 1, 1997, through February 28, 1997, the Distributor received approximately $100 in such contingent deferred sales charges. The Distributor also received 12b-1 distribution and service fees, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments. In addition, the Distributor collected approximately $3,000 of sales charge on purchases, of which $2,900 was paid out as concessions to authorized dealers.

During the nine months ended February 28, 1997, for Nuveen Flagship New Jersey Intermediate, the Distributor and its predecessor (Flagship Funds Inc., a wholly-owned subsidiary of Flagship Resources Inc.) collected 12b-1 service fees, substantially all of which was paid to compensate authorized dealers for providing services to shareholders relating to their investments. Additionally, the Distributor collected approximately $6,300 of sales charge on purchases of which $5,000 was paid out as concessions to authorized dealers.

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report


7. Composition of Net Assets
There were an unlimited number of $.01 par value shares authorized. Net assets consisted of:

                                                         Nuveen    Nuveen Flagship
                                          Nuveen       Flagship         New Jersey
                                      New Jersey     New Jersey       Intermediate
                                     ---------------------------------------------
                                         1/31/97        2/28/97            2/28/97
----------------------------------------------------------------------------------
Capital paid-in                      $61,608,174    $71,781,229         $6,847,574
Balance of undistributed net
 investment income                           ---            577                 33
Accumulated net realized gain (loss)
 from investment transactions           (581,591)      (715,865)          (198,683)
Net unrealized appreciation or
 depreciation of investments           1,561,502      2,250,481            361,994
----------------------------------------------------------------------------------
 Net assets                          $62,588,085    $73,316,422         $7,010,918
==================================================================================

8. Investment Composition
The Funds invest in municipal securities which include general obligation, escrowed and revenue bonds. The revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                                        Nuveen     Nuveen Flagship
                                      Nuveen          Flagship          New Jersey
                                  New Jersey        New Jersey        Intermediate
                                  ------------------------------------------------
                                     1/31/97           2/28/97             2/28/97
----------------------------------------------------------------------------------
Revenue Bonds:
 Health Care Facilities               15%               15%               16%
 Pollution Control                     9                10                15
 Housing Facilities                   14                14                --
 Educational Facilities                5                 5                11
 Transportation                       10                 9                 4
 Water/Sewer Facilities                4                 5                 5
 Lease Rental Facilities               3                 3                 5
 Electric Utilities                    4                 4                 4
 Other                                10                 9                11
General Obligation Bonds              16                17                29
Escrowed Bonds                        10                 9                --
----------------------------------------------------------------------------------
                                     100%              100%              10%
==================================================================================

Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (40% for Nuveen New Jersey, 42% for Nuveen Flagship New Jersey and 41% for Nuveen Flagship New Jersey Intermediate). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third-party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

                             Financial Highlights

             Financial Highlights


             Selected data for a share outstanding throughout each period is as follows:


                                            Operating Performance               Less distributions
                                          --------------------------       ----------------------------




                                                                 Net
                                   Net                    realized &       Dividends                            Net      Total
                                 asset                    unrealized       from tax-                          asset     return
                                 value           Net     gain (loss)      exempt net      Distributions       value     on net
Nuveen Flagship              beginning    investment            from      investment       from capital      end of      asset
New Jersey**                 of period      income++     investments          income              gains      period     value+
---------------------------------------------------------------------------------------------------------------------------------
Class A
One month ended 2/28/97        $10.220         $.046          $ .041          $(.047)            $    -     $10.260        .85%

Year ended 1/31,
 1997                           10.400          .478           (.148)          (.510)                 -      10.220       3.31
 1996                            9.730          .519            .685           (.534)                 -      10.400      12.63
9/6/94 to 1/31/95               10.030          .205           (.209)          (.210)             (.086)      9.730        .02
Class B
One month ended 2/28/97         10.220          .049            .031           (.040)                 -      10.260        .78
Class C
One month ended 2/28/97         10.200          .042            .050           (.042)                 -      10.250        .90

Year ended 1/31,
 1997                           10.380          .410           (.158)          (.432)                 -      10.200       2.53
 1996                            9.710          .443            .683           (.456)                 -      10.380      11.80
9/12/94 to 1/31/95               9.770          .159           (.050)          (.169)                 -       9.710       1.16
Class R
One month ended 2/28/97         10.230          .048            .040           (.048)                 -      10.270        .86

Year ended 1/31,
 1997                           10.410          .491           (.137)          (.534)                 -      10.230       3.55
 1996                            9.740          .551            .677           (.558)                 -      10.410      12.88
 1995                           10.710          .524           (.886)          (.522)             (.086)      9.740      (3.27)
 1994                            9.960          .513            .810           (.513)             (.060)     10.710      13.60
 1993                            9.525          .445            .431           (.441)                 -       9.960       9.36
12/13/91 to 1/31/92              9.525             -               -               -                  -       9.525          -
-------------------------------------------------------------------------------------------------------------------------------

See notes on page 44.

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report

                                       Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------------------------------------

                                                                          Ratio                     Ratio
                                                                         of net                    of net
                                                 Ratio of            investment     Ratio of   investment
                                                 expenses             income to     expenses    income to
                                               to average               average   to average      average
                                               net assets            net assets   net assets   net assets
                             Net assets            before                before        after        after    Portfolio
                          end of period        reimburse-            reimburse-   reimburse-   reimburse-     turnover
                         (in thousands)              ment                  ment       ment++       ment++         rate
----------------------------------------------------------------------------------------------------------------------------------
Class A
One month ended 2/28/97         $27,879              1.01%*                5.43%*        .55%*       5.89%*          -%*

Year ended 1/31,
 1997                            17,072              1.13                  4.85         1.00         4.98           10
 1996                            10,661              1.25                  4.85         1.00         5.10           39
9/6/94 to 1/31/95                 2,741              1.31*                 5.03*        1.00*        5.34*          32
Class B
One month ended 2/28/97              74              1.77*                 5.71*        1.27*        6.21*           -

One month ended 2/28/97           2,712              1.56*                 4.89*        1.10*        5.35*           -

Year ended 1/31,
 1997                             2,611              1.88                  4.09         1.75         4.22           10
 1996                             1,065              1.96                  4.16         1.75         4.37           39
9/12/94 to 1/31/95                  464              2.00*                 4.37*        1.75*        4.62*          32
Class R
One month ended 2/28/97          42,651               .81*                 5.63*         .35*        6.09*           -

Year ended 1/31,
 1997                            42,905               .89                  5.10          .75         5.24           10
 1996                            43,304               .98                  5.20          .75         5.43           39
 1995                            39,582               .89                  5.18          .75         5.32           32
 1994                            36,462               .98                  4.61          .75         4.84           52
 1993                            16,208              1.43*                 4.28*         .75*        4.96*           9
12/13/91 to 1/31/92                  15                 -                     -            -            -            -
----------------------------------------------------------------------------------------------------------------------------------



                                          Operating Performance          Less distributions
                                          ---------------------    -----------------------------


                                                            Net
                                    Net              realized &    Distributions                          Net  Total
                                  asset              unrealized        from tax-                        asset return
Nuveen Flagship                   value        Net  gain (loss)       exempt net   Distributions        value on net
New Jersey                    beginning investment         from       investment   from capital        end of  asset
Intermediate**                of period   income++  investments           income          gains       period  value+
---------------------------------------------------------------------------------------------------------------------
Class A
Nine months ended 2/28/97       $10.140      $.378       $ .162          $(.380)         $    -      $10.300    5.41%
Year ended 5/31,
 1996                            10.250       .510        (.110)          (.510)              -       10.140    3.89
 1995                            10.040       .500         .220           (.510)              -       10.250    7.42
 1994                            10.150       .530        (.100)          (.520)          (.020)***   10.040    4.27
9/16/92 to 5/31/93                9.700       .340         .450           (.340)              -       10.150   11.07
---------------------------------------------------------------------------------------------------------------------


    *   Annualized.

    ** Nuveen Flagship New Jersey information included prior to the one month ended February 28, 1997, reflects the financial highlights of Nuveen New Jersey. Nuveen Flagship New Jersey Intermediate information included prior to the nine months ended February 28, 1997, reflects the financial highlights of Flagship New Jersey Intermediate.

    *** The amounts shown reflect distributions in excess of capital gains.

    + Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share. The total returns shown for Class A Shares do not include the effect of applicable sales charge on purchases. The total returns shown for Class B and Class C Shares do not include the effect of applicable contingent deferred sales charges. Class R Shares are not subject to any sales charge on purchases or contingent deferred sales charges.

     ++ Reflects the waiver of certain management fees and reimbursement of certain other expenses by the Adviser (see note 6 of the Notes to Financial Statements).

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report




                                  Ratios/Supplemental data
---------------------------------------------------------------------------------
                                      Ratio                     Ratio
                                     of net                    of net
                      Ratio of   investment     Ratio of   investment
                      expenses    income to     expenses    income to
                    to average      average   to average      average
                    net assets   net assets   net assets   net assets
        Net assets      before       before        after        after   Portfolio
     period end of  reimburse-   reimburse-   reimburse-   reimburse-    turnover
    (in thousands)        ment         ment       ment++       ment++        rate
---------------------------------------------------------------------------------

            $7,011        1.93%*       3.69%*        .68%*       4.94%*        11%

             8,318        1.71         3.79          .60         4.90          17
             9,217        1.81         3.92          .69         5.04          35
             9,321        1.81         3.45          .16         5.10          27
             5,649        2.70*        2.54*         .40*        4.84*         29
=================================================================================

             Report of Independent Public Accountants



             To the Board of Trustees and Shareholders of Nuveen Multistate Tax-Free Trust and
             Nuveen Flagship Multistate Trust II:

             We have audited the accompanying statement of net assets of Nuveen Multistate Tax-Free Trust (a Massachusetts business trust comprising the Nuveen New Jersey Tax-Free Value Fund), including the portfolio of investments, as of January 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated thereon and we have audited the accompanying statements of net assets for the Nuveen Flagship Multistate Trust II (a Massachusetts business trust comprising the Nuveen Flagship New Jersey and New Jersey Intermediate Funds), including the portfolios of investments, as of February 28, 1997, and the related statements of operations, changes in net assets and financial highlights for the periods indicated thereon, except for the financial statements and financial highlights for the Nuveen Flagship New Jersey Intermediate Bond Fund for the years ended May 31, 1996 and prior which were audited by other auditors whose report dated July 3, 1996, expressed an unqualified opinion on those financial statements and financial highlights. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

             We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securites owned by the Nuveen New Jersey Tax-Free Value Fund as of January 31, 1997, and by the Nuveen Flagship New Jersey and New Jersey Intermediate Municipal Bond Funds as of February 28, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

             In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the net assets of each of the respective funds constituting the Nuveen Multistate Tax-Free Trust as of January 31, 1997, and the Nuveen Flagship Multistate Trust II as of February 28, 1997, the results of their operations, the changes in their net assets, and the financial highlights for the periods indicated above, in conformity with generally accepted accounting principles.

             ARTHUR ANDERSEN LLP

             Chicago, Illinois

             March 21, 1997

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report



                  Shareholder Meeting Report
                  Nuveen New Jersey

                  On January 10, 1997, the Nuveen New Jersey Tax-Free Value Fund held a Special Meeting of Shareholders. At that meeting, shareholders approved the following matters:

                                                        A Shares     C Shares       R Shares
--------------------------------------------------------------------------------------------
(1)  Election of the Fund's
     Board of Trustees:
--------------------------------------------------------------------------------------------
     (A)  Bremner                  For                   883,908      139,347      2,859,654
                                   Withhold                4,755            -         43,708
                                   ---------------------------------------------------------
                                   Total                 888,663      139,347      2,903,362
--------------------------------------------------------------------------------------------
     (B)  Brown                    For                   883,908      139,347      2,861,911
                                   Withhold                4,755            -         41,451
                                   ---------------------------------------------------------
                                   Total                 888,663      139,347      2,903,362
--------------------------------------------------------------------------------------------
     (C)  Dean                     For                   883,908      139,347      2,861,911
                                   Withhold                4,755            -         41,451
                                   ---------------------------------------------------------
                                   Total                 888,663      139,347      2,903,362
--------------------------------------------------------------------------------------------
     (D)  Impellizzeri             For                   883,908      139,347      2,861,537
                                   Withhold                4,755            -         41,825
                                   ---------------------------------------------------------
                                   Total                 888,663      139,347      2,903,362
--------------------------------------------------------------------------------------------
     (E)  Rosenheim                For                   883,533      139,347      2,861,461
                                   Withhold                5,130            -         41,901
                                   ---------------------------------------------------------
                                   Total                 888,663      139,347      2,903,362
--------------------------------------------------------------------------------------------
     (F)  Sawers                   For                   883,908      139,347      2,861,539
                                   Withhold                4,755            -         41,823
                                   ---------------------------------------------------------
                                   Total                 888,663      139,347      2,903,362
--------------------------------------------------------------------------------------------
     (G)  Schneider                For                   883,908      139,347      2,861,911
                                   Withhold                4,755            -         41,451
                                   ---------------------------------------------------------
                                   Total                 888,663      139,347      2,903,362
--------------------------------------------------------------------------------------------
     (H)  Schwertfeger             For                   883,908      139,347      2,861,539
                                   Withhold                4,755            -         41,823
                                   ---------------------------------------------------------
                                   Total                 888,663      139,347      2,903,362
--------------------------------------------------------------------------------------------
(2)  Fund Reorganization           For                   661,399      110,803      2,562,193
                                   Against                16,695            -         56,043
                                   Abstain                18,620       16,793         91,716
                                   ---------------------------------------------------------
                                   Total                 696,714      127,596      2,709,952
--------------------------------------------------------------------------------------------
                                   Broker Non Votes      191,949       11,751        193,410
                                   ---------------------------------------------------------

                     Shareholder Meeting Report
                     Flagship New Jersey


                     On January 10, 1997, the Flagship New Jersey Double Tax Exempt Fund held a Special Meeting of Shareholders. At that meeting, shareholders approved the following matters:

                                                                         For      Withhold          Total
---------------------------------------------------------------------------------------------------------
1  Elections of the Fund's
   Board of Trustees:

     (A) Bremner                                                     974,673        10,500        985,173
     (B) Brown                                                       974,673        10,500        985,173
     (C) Dean                                                        974,673        10,500        985,173
     (D) Impellizzeri                                                974,673        10,500        985,173
     (E) Rosenheim                                                   974,673        10,500        985,173
     (F) Sawers                                                      974,673        10,500        985,173
     (G) Schneider                                                   974,673        10,500        985,173
     (H) Schwertfeger                                                974,673        10,500        985,173
---------------------------------------------------------------------------------------------------------

                                                                                                   Broker
                                                For         Against     Abstain        Total    Non-Votes
---------------------------------------------------------------------------------------------------------
2  Advisory Agreement was reached as follows:   884,640       3,705      26,950      915,295       69,878

3  12b-1 Plan was reached as follows:           806,758      19,083      89,454      915,295       69,878

4  Reorganization was reached as follows:       573,140       5,682      20,665      599,487      385,686
---------------------------------------------------------------------------------------------------------

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report



                  Shareholder Meeting Report
                  Flagship New Jersey Intermediate


                  On January 10, 1997, the Flagship New Jersey Intermediate Tax Exempt Fund held a Special Meeting of Shareholders. At that meeting, shareholders approved the following matters:

                                                                                                       Broker
                                                    For         Against     Abstain        Total    Non-Votes
-------------------------------------------------------------------------------------------------------------
1  Approval of a new investment advisory
   agreement with Nuveen Advisory Corp.
   was reached as follows:                          509,069      22,791      11,345      543,205       46,731

2  Approval of an Agreement and Plan of
   Reorganization and the transaction
   contemplated thereby was reached as follows:     387,801      15,046      13,933      416,780      173,156

3  Approve certain changes to the Trust's
   investment objective and fundamental policies
   was reached as follows:
     (A) Investment Objective                       386,586      28,647       1,547      416,780      173,156
     (B) Investment Assets                          386,586      28,647       1,547      416,780      173,156
     (C) Type of Securities                         386,586      28,647       1,547      416,780      173,156
     (D) Borrowing                                  386,586      28,647       1,547      416,780      173,156
     (E) Pledges                                    386,586      28,647       1,547      416,780      173,156
     (F) Senior Securities                          386,586      28,647       1,547      416,780      173,156
     (G) Underwriting                               386,586      28,647       1,547      416,780      173,156
     (H) Real Estate                                386,586      28,647       1,547      416,780      173,156
     (I) Commodities                                386,586      28,647       1,547      416,780      173,156
     (J) Loans                                      386,586      28,647       1,547      416,780      173,156
     (K) Short Sales/Margin Purchases               384,586      28,647       3,547      416,780      173,156
     (L) Put and Call Options                       384,586      28,647       3,547      416,780      173,156
     (M) Industry Concentration                     386,586      28,647       1,547      416,780      173,156
     (N) Affiliate Purchases                        384,586      28,647       3,547      416,780      173,156
     (O) Investment Companies                       386,586      28,647       1,547      416,780      173,156
4  12b-1 Fees                                       503,511      28,349      11,345      543,205       46,731
-------------------------------------------------------------------------------------------------------------

                           Shareholder Meeting Report
                           Flagship New Jersey Intermediate
                           -- continued

                                                        For  Withhold      Total
--------------------------------------------------------------------------------
5  Approval of the Trustees to the Board of
   Trustees of the Fund was reached as follows:

     (A) Bremner                                    571,080    18,856    589,936
     (B) Brown                                      571,080    18,856    589,936
     (C) Dean                                       571,080    18,856    589,936
     (D) Impellizzeri                               571,080    18,856    589,936
     (E) Rosenheim                                  571,080    18,856    589,936
     (F) Sawers                                     571,080    18,856    589,936
     (G) Schneider                                  571,080    18,856    589,936
     (H) Schwertfeger                               571,080    18,856    589,936
--------------------------------------------------------------------------------

                                                     Nuveen Municipal Bond Funds
                                                                   Annual Report

                          Shareholder Information


NUVEEN FAMILY OF MUTUAL FUNDS
Nuveen offers a variety of funds designed to help you reach your financial goals. The funds below are grouped by investment objectives.

GROWTH AND INCOME FUNDS
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

MUNICIPAL BOND FUNDS

National Funds/1/

State Funds
Alabama             Michigan
Arizona             Missouri
California/2/       New Jersey/3/
Colorado            New Mexico
Connecticut         New York/2/
Florida/3/          North Carolina
Georgia             Ohio
Kansas              Pennsylvania
Kentucky/4/         South Carolina
Louisiana           Tennessee
Maryland            Virginia
Massachusetts/2/    Wisconsin

1. Long-term, insured long-term, intermediate-term and limited-term portfolios.
2.  Long-term and insured long-term portfolios.
3.  Long-term and intermediate-term portfolios.
4.  Long-term and limited-term portfolios.


                          To purchase additional shares of your Nuveen
                          Municipal Bond Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semi-annual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

                          You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you give your investment the added growth potential of long-term compounding.

                          For more information on the service options listed above, call your adviser, or Nuveen at (800) 621-7227.

Fund Information


BOARD OF DIRECTORS
Robert P. Bremner

Lawrence H. Brown

Anthony T. Dean

Anne E. Impellizzeri

Margaret K. Rosenheim

Peter R. Sawers

William J. Schneider

Timothy R. Schwertfeger

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


CUSTODIAN
The Chase Manhattan Bank
4 New York Plaza
New York, New York 10004-2413

TRANSFER AGENT,
SHAREHOLDER SERVICES AND
DIVIDEND DISBURSING AGENT
Shareholder Services, Inc.
Nuveen Investor Services
P.O. Box 5330
Denver, Colorado 80217-5330

(800) 621-7227

LEGAL COUNSEL
Fried, Frank, Harris,
Shriver & Jacobson
Washington, D.C.

PUBLIC ACCOUNTANTS
Arthur Andersen LLP
Chicago, Illinois

Serving Investors
for Generations

[PHOTO OF JOHN NUVEEN, SR. APPEARS HERE]
JOHN NUVEEN, SR.


Since our founding in 1898, John Nuveen & Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach -- purchasing securities of strong companies and communities that represent good long-term value -- is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized municipal research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products -- including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.



[NUVEEN LOGO]

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL  60606-1286

(800) 621-7227


                                                                      VAN-2-1.97